UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06260

                             Quaker Investment Trust
              (Exact name of registrant as specified in charter)

      1288 Valley Forge Road, Suite 71, Valley Forge, PA 19482 (Address of principal executive offices) (Zip code)

            Citco Mutual Fund Services, Inc.
                   (Name and address of agent for service)

Registrant's telephone number, including area code:800-220-8888

Date of fiscal year end: 06/30/2004

Date of reporting period: 12/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders for the period ended December 31, 2003 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                             SEMI-ANNUAL REPORT
                                                DECEMBER 31, 2003

                                     [LOGO]

                                   the
                                   Quaker
                                      Funds

     PROVIDING ENTREPRENEURIAL, INSTITUTIONAL ADVISORS THROUGH MUTUAL FUNDS

                                        ----------------------------------------
                                                               TABLE OF CONTENTS
                                        ----------------------------------------

                                                                            Page

Chairman's Letter to Shareholders ............................................1

Schedule of Investments ......................................................2

Statements of Assets and Liabilities ........................................20

Statements of Operations ....................................................22

Statements of Changes in Net Assets .........................................24

Financial Highlights ........................................................26

Notes to the Financial Statements ...........................................44

       Summary of Significant Accounting Policies and Other
       Information ..........................................................44

       Investment Advisory Fee and Other Related Party
       Transactions .........................................................45

       Purchases and Sales of Investments ...................................47

       Options Written ......................................................47

       Tax Matters ..........................................................48

       Reclassifications of Capital Accounts ................................49

       Distributions to Shareholders ........................................49

       Fund Share Transactions ..............................................50

       Trustee Information ..................................................57

                                        ----------------------------------------
                                               CHAIRMAN'S LETTER TO SHAREHOLDERS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

Dear Fellow Shareholder:

     The year 2003 was a watershed year for the Trust and the Advisor. The Trust, under the leadership of Jeff King, increased its resource commitment to governance, marketing, and investment manager oversight.

     The following are some of the major accomplishments:

GROWTH:
     Asset Growth: from $227 million in 2002 to $407 million in 2003, +79% Share Growth: from 17.7 million to 24 million, +36%
     Sales Agreements: from 155 in 2002 to 183 in 2003, +18%

NEW STAFF:
     Tim Richards has joined us as General Counsel and chief compliance officer.

NEW TRUSTEE:
     Warren West, President of Greentree Brokerage, has joined us a new trustee.

NEW CHAIRMAN (AS OF JANUARY 13, 2004):

     I am pleased to join the Trust as Independent Chairman replacing your founder, Jeff King. On behalf of the Trustees, I would like to take this opportunity to express everyone's appreciation for Jeff's stewardship and to thank him for his commitment to the enterprise. Without Jeff's vision, commitment, financial know-how and support, Quaker Funds would not exist.

     Most importantly, our managers continue to shine. Manu Daftary, Quaker Aggressive Growth, Ted Aronson, Quaker Small-Cap Value, Arnie Schneider, Quaker Mid-Cap Value, and John Geewax, Quaker Core Value have outperformed their benchmarks for the year. Charlie Knott, Quaker Capital Opportunities, and Sectoral Asset Management, Quaker Biotech Pharma-Healthcare are providing excellent risk-adjusted returns.

     On behalf of the Quaker Funds, we thank you for investing with us.

                                                  Very truly yours,

                                                  /s/ David K. Downes

                                                  David K. Downes
                                                  Independent Chairman

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
AGGRESSIVE GROWTH FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 91.76%
AEROSPACE & DEFENSE -- 0.49%
    General Dynamics Corp.                              15,700     $  1,419,123
                                                                   ------------

AIRLINES -- 0.72%
    AMR Corp. *                                        162,100        2,099,195
                                                                   ------------

APPAREL -- 1.06%
    Jones Apparel Group, Inc.                           87,300        3,075,579
                                                                   ------------

AUTO MANUFACTURERS -- 1.89%
    Navistar International Corp. *                     114,800        5,497,772
                                                                   ------------

AUTO PARTS & EQUIPMENT -- 3.66%
    Cummins, Inc.                                       72,300        3,538,362
    Wabash National Corp.                              242,000        7,090,600
                                                                   ------------
                                                                     10,628,962
                                                                   ------------

BANKS -- 5.76%
    Greater Bay Bancorp                                203,600        5,798,528
    UnionBanCal Corp.                                   32,300        1,858,542
    Wachovia Corp.                                     123,600        5,758,524
    Zions Bancorp                                       53,900        3,305,687
                                                                   ------------
                                                                     16,721,281
                                                                   ------------

BUILDING MATERIALS -- 1.01%
    Masco Corp.                                        106,800        2,927,388
                                                                   ------------

CASINOS -- 1.12%
    Harrah's Entertainment, Inc.                        65,500        3,259,935
                                                                   ------------

COMMERCIAL SERVICES -- 1.24%
    Cendant Corp. *                                    161,300        3,592,151
                                                                   ------------

COMPUTER SOFTWARE & SERVICES -- 1.96%
    Citrix Systems, Inc. *                              80,900        1,715,889
    Perot Systems Corp. *                              106,500        1,435,620
    Veritas Software Corp. *                            68,100        2,530,596
                                                                   ------------
                                                                      5,682,105
                                                                   ------------

DIVERSIFIED MANUFACTURING -- 1.50%
    ITT Industries, Inc.                                58,800        4,363,548
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT -- 0.64%
    Fisher Scientific International, Inc. *             44,800        1,853,376
                                                                   ------------

ENERGY - ALTERNATE SOURCES -- 0.87%
    Allegheny Energy, Inc.                             199,100        2,540,516
                                                                   ------------

ENTERTAINMENT & LEISURE -- 2.50%
    GTECH Holding Corp.                                 65,400        3,236,646
    Scientific Games Corp. *                           186,900        3,179,169
    VendingData Corp. *                                142,500          847,875
                                                                   ------------
                                                                      7,263,690
                                                                   ------------

FINANCIAL SERVICES -- 9.47%
    AmeriTrade Holding Corp. *                          40,600          572,866
    Bear Stearns Cos., Inc.                             55,300        4,421,235
    CIT Group, Inc.                                    141,300        5,079,735
    H&R Block, Inc.                                    102,800        5,692,036
    Lehman Brothers Holdings, Inc.                      56,700        4,378,374
    Merrill Lynch & Co., Inc.                           50,800        2,979,420
    Morgan Stanley                                      75,900        4,392,333
                                                                   ------------
                                                                     27,515,999
                                                                   ------------

HEALTHCARE - PRODUCT -- 0.82%
    Ocular Sciences, Inc. *                             82,500        2,368,575
                                                                   ------------

HEALTHCARE - SERVICE -- 6.87%
    Aetna, Inc.                                         91,600        6,190,328
    Anthem, Inc. *                                      93,000        6,975,000
    LifePoint Hospitals, Inc. *                         94,800        2,791,860
    WellChoice, Inc. *                                 116,300        4,012,350
                                                                   ------------
                                                                     19,969,538
                                                                   ------------

INSURANCE -- 7.89%
    American Equity Investment Life Holding Co.        174,600        1,740,762
    Hartford Financial Services Group, Inc.             96,000        5,666,880
    Infinity Property & Casualty Corp.                 137,500        4,544,375
    Platinum Underwriter Holdings, Ltd.                 80,600        2,418,000
    RenaissanceRe Holdings Ltd.                         78,900        3,870,045
    The Allstate Corp.                                 109,100        4,693,482
                                                                   ------------
                                                                     22,933,544
                                                                   ------------

INTERNET SOFTWARE & SERVICE -- 1.79%
    Check Point Software Technologies Ltd.*             97,000        1,631,540
    VeriSign, Inc. *                                   218,200        3,556,660
                                                                   ------------
                                                                      5,188,200
                                                                   ------------

LODGING -- 1.48%
    Mandalay Resort Group                               96,000        4,293,120
                                                                   ------------

MACHINERY -- 1.36%
    Joy Global, Inc.                                   151,200        3,953,880
                                                                   ------------

MEDICAL PRODUCTS -- 1.61%
    Eli Lilly & Co.                                     52,400        3,685,292
    Endocare, Inc. *                                   251,600        1,006,400
                                                                   ------------
                                                                      4,691,692
                                                                   ------------

MINING -- 0.60%
    Durban Roodepoort Deep Ltd. ADR - South Africa *   546,500        1,748,800
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                          AGGRESSIVE GROWTH FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.83%
    News Corp. Ltd.                                    145,200     $  4,392,300
    Time Warner, Inc.                                  374,600        6,739,054
                                                                   ------------
                                                                     11,131,354
                                                                   ------------

OFFICE & BUSINESS EQUIPMENT -- 1.69%
    Xerox Corp. *                                      356,700        4,922,460
                                                                   ------------

OIL & GAS -- 7.26%
    Burlington Resources, Inc.                          75,400        4,175,652
    Devon Energy Corp.                                  79,400        4,546,444
    Forest Oil Corp. *                                 199,600        5,702,572
    Frontier Oil Corp.                                  80,600        1,387,932
    Harvest Natural Resources, Inc. *                   61,400          610,930
    Occidental Petroleum Corp.                          42,900        1,812,096
    Smith International, Inc. *                         68,800        2,856,576
                                                                   ------------
                                                                     21,092,202
                                                                   ------------

PHARMACEUTICALS -- 1.31%
    Abbott Laboratories                                 81,800        3,811,880
                                                                   ------------

RETAIL -- 1.59%
    Pacific Sunwear of California, Inc. *               97,900        2,067,648
    Ruby Tuesday, Inc.                                  89,500        2,549,855
                                                                   ------------
                                                                      4,617,503
                                                                   ------------

SEMICONDUCTORS -- 2.67%
    International Rectifier Corp. *                     36,100        1,783,701
    L-3 Communications Holdings, Inc. *                 80,800        4,149,888
    Microchip Technology, Inc. #                        54,400        1,814,784
                                                                   ------------
                                                                      7,748,373
                                                                   ------------

TELECOMMUNICATIONS -- 10.44%
    Arch Wireless, Inc. cl-A *                         322,700        6,389,460
    C-COR.net Corp. *                                   61,900          688,947
    Echostar Communications Corp. *                     40,500        1,377,000
    Nextel Communications, Inc. *                      253,400        7,110,404
    NII Holdings, Inc. *                                70,540        5,264,400
    Sprint Corp. - PCS Group *                         818,500        4,599,970
    Verizon Communications, Inc.                       131,000        4,595,480
    Viasat, Inc. *                                      15,700          300,498
                                                                   ------------
                                                                     30,326,159
                                                                   ------------

TRANSPORTATION SERVICES -- 5.62%
    Laidlaw International, Inc. *                      302,600        4,184,958
    OMI Corp. *                                        367,700        3,283,561
    Teekay Shipping Corp.                               76,900        4,385,607
    Union Pacific Corp.                                 64,200        4,460,616
                                                                   ------------
                                                                     16,314,742
                                                                   ------------

UTILITIES -- 1.04%
    The AES Corp. *                                    318,500        3,006,640
                                                                   ------------

    TOTAL COMMON STOCK (COST $228,258,639)                          266,559,282
                                                                   ------------

PUT OPTIONS PURCHASED -- 0.05%
    Citrix Systems, Inc., Jan 20 Put *                   1,309           65,450
    Eli Lily, Inc., Jan 70 Put *                           524           68,120
    International Rectifier Corp., Jan 45 Put *            361           12,635
    Jones Apparel Group, January 30 Put *                  873               --
    Smith International January 35 Put *                   688               --
                                                                   ------------
    TOTAL PUT OPTIONS PURCHASED (COST $254,860)          3,755          146,205
                                                                   ------------

SHORT-TERM INVESTMENTS -- 6.22%

MONEY MARKET FUNDS -- 6.22%
    Merrill Lynch Master EBP Repo
       Money Market Fund *                          18,052,235       18,052,235
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $18,052,235)                  18,052,235
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $246,565,734) -- 98.03%            284,757,722
                                                                   ------------
OTHER ASSETS LESS LIABILITIES, NET -- 1.97%                           5,733,581
                                                                   ------------
NET ASSETS -- 100%                                                 $290,491,303
                                                                   ============

                              SECURITIES SOLD SHORT

COMMON STOCK
    Cypress Semiconductor Corp. *                       20,600     $    440,016
                                                                   ------------
    TOTAL (PROCEEDS $400,695)

                              CALL OPTIONS WRITTEN

    Microchip Technology, Jan Strike 30 *               43,700          152,950
    Microchip Technology, Jan Strike 35 *               10,700            5,350
                                                                   ------------
    TOTAL (PROCEEDS $133,472)                           54,400     $    158,300
                                                                   ------------

* Non-income producing investment
# All or part subject to covered call options written
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
QUAKER CORE EQUITY FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.32%
AUTO MANUFACTURERS -- 0.79%
    Paccar, Inc.                                         1,100     $     93,632
                                                                   ------------

AUTO PARTS & EQUIPMENT -- 0.66%
    Cummins, Inc.                                        1,600           78,304
                                                                   ------------

BUILDING MATERIALS -- 0.65%
    Lennar Corp.                                           800           76,800
                                                                   ------------

COAL PRODUCTION -- 0.48%
    Consol Energy, Inc.                                  2,200           56,980
                                                                   ------------

COMMERCIAL SERVICES -- 0.20%
    Aarons Rents, Inc.                                   1,200           24,156
                                                                   ------------

COMPUTER SOFTWARE & Services -- 7.79%
    Autodesk, Inc.                                       2,400           58,995
    Microsoft Corp.                                     30,240          832,810
    Oracle Corp. *                                       2,700           35,640
                                                                   ------------
                                                                        927,445
                                                                   ------------

COMPUTERS -- 3.72%
    Diebold, Inc.                                          900           48,485
    Electronic Arts, Inc. *                              1,300           62,114
    EMC Corp. *                                         13,600          175,712
    Maxtor Corp. *                                       4,700           52,170
    Western Digital Corp. *                              8,900          104,931
                                                                   ------------
                                                                        443,412
                                                                   ------------

CONSUMER PRODUCTS -- 1.35%
    Blyth, Inc.                                          5,000          161,100
                                                                   ------------

CONTAINERS - PAPER & Plastic -- 0.59%
    Sealed Air Corp. *                                   1,300           70,382
                                                                   ------------

COSMETICS & Toiletries -- 2.75%
    The Gillette Co.                                     8,900          326,899
                                                                   ------------

DISTRIBUTION & Wholesale -- 0.58%
    United Stationers, Inc. *                            1,700           69,564
                                                                   ------------

DIVERSIFIED MANUFACTURING -- 10.47%
    Aramark Corp. *                                      8,500          233,070
    Carlisle Cos., Inc.                                  1,500           91,290
    Eaton Corp.                                          1,710          184,646
    General Electric Co.                                23,790          737,020
                                                                   ------------
                                                                      1,246,026
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENT -- 1.92%
    Avnet, Inc.                                          5,800          125,628
    Fisher Scientific International, Inc. *                580           23,995
    Rogers Corp. *                                         900           39,708
    WESCO International, Inc. *                          4,500           39,825
                                                                   ------------
                                                                        229,156
                                                                   ------------

ENTERTAINMENT & LEISURE -- 2.91%
    Hughes Electronics Corp. *                          20,910          346,055
                                                                   ------------

ENVIRONMENTAL CONTROL -- 0.48%
    Tetra Tech, Inc. *                                   2,300           57,178
                                                                   ------------

FINANCIAL SERVICES -- 8.66%
    American Express Co.                                 1,200           57,876
    Capital One Financial Corp.                          5,400          330,966
    Fannie Mae                                           2,600          195,156
    Legg Mason, Inc.                                     5,800          447,644
                                                                   ------------
                                                                      1,031,642
                                                                   ------------

FOOD & BEVERAGES -- 5.81%
    Anheuser-Busch Companies, Inc.                       2,500          131,700
    Kellogg Co.                                          4,300          163,744
    The Coca-Cola Co.                                    7,800          395,850
                                                                   ------------
                                                                        691,294
                                                                   ------------

HEALTHCARE - PRODUCTS -- 0.97%
    Inamed Corp. *                                       2,400          115,344
                                                                   ------------

HEALTHCARE - SERVICES -- 2.02%
    Anthem, Inc. *                                       3,200          240,000
                                                                   ------------

HOME BUILDERS -- 3.79%
    Centex Corp.                                         1,100          118,415
    Drew Industries, Inc. *                              1,400           38,920
    Hovnanian Enterprises, Inc. *                          400           34,824
    KB Home                                              1,900          137,788
    Pulte Homes, Inc.                                    1,300          121,706
                                                                   ------------
                                                                        451,653
                                                                   ------------

HOUSEHOLD PRODUCTS -- 0.34%
    Jarden Corp. *                                       1,500           41,010
                                                                   ------------

INSURANCE -- 3.60%
    Prudential Financial, Inc.                           4,300          179,611
    The Allstate Corp.                                   5,800          249,516
                                                                   ------------
                                                                        429,127
                                                                   ------------

MACHINERY -- 0.66%
    Briggs & Stratton Corp.                                300           20,220
    Rockwell Automation, Inc.                            1,650           58,740
                                                                   ------------
                                                                         78,960
                                                                   ------------

MEDICAL PRODUCTS -- 3.52%
    Apogent Technologies Inc. *                          6,800          156,672
    Boston Scientific Corp. *                            4,800          176,448
    Eli Lilly & Co.                                        300           21,099
    Martek Biosciences Corp. *                           1,000           64,970
                                                                   ------------
                                                                        419,189
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                         QUAKER CORE EQUITY FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.93%
    News Corp. Ltd.                                      2,339     $     70,745
    Washington Post                                         50           39,570
                                                                   ------------
                                                                        110,315
                                                                   ------------

OIL & GAS -- 1.87%
    Occidental Petroleum Corp.                           3,000          126,720
    XTO Energy, Inc.                                     3,373           95,456
                                                                   ------------
                                                                        222,176
                                                                   ------------

PHARMACEUTICALS -- 4.79%
    Pfizer, Inc.                                        16,140          570,226
                                                                   ------------

RETAIL -- 11.70%
    CBRL Group, Inc.                                     3,200          122,432
    Federated Department Stores, Inc.                    1,700           80,121
    Home Depot, Inc.                                     7,300          259,077
    Ihop Corp.                                             900           34,632
    MSC Industrial Direct Co.                            2,600           71,500
    Petsmart, Inc.                                       2,700           64,260
    Rent-A-Center, Inc. *                                3,700          110,556
    Wal-Mart Stores, Inc.                               12,270          650,924
                                                                   ------------
                                                                      1,393,502
                                                                   ------------

SEMICONDUCTORS -- 9.43%
    Intel Corp.                                         23,000          740,614
    L-3 Communications Holdings, Inc. *                  1,600           82,176
    Texas Instruments, Inc.                             10,200          299,676
                                                                   ------------
                                                                      1,122,466
                                                                   ------------

TELECOMMUNICATIONS -- 0.75%
    Utstarcom, Inc.                                      2,400           88,968
                                                                   ------------

TRANSPORTATION SERVICES -- 4.14%
    Norfolk Southern Corp.                              17,400          411,510
    United Parcel Service, Inc.                          1,100           82,005
                                                                   ------------
                                                                        493,515
                                                                   ------------

    TOTAL COMMON STOCK (COST $11,172,388)                            11,706,476
                                                                   ------------

EQUITY FUND -- 1.01%
    iShares Russell 1000 Growth Index Fund               2,565          120,068
                                                                   ------------
TOTAL EQUITY FUND (COST $116,118)

SHORT-TERM INVESTMENTS -- 0.54%
    Evergreen Money Market Institutional Treasury
    Money Market Fund                                   64,602           64,602
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $64,602)                          64,602
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $11,353,108) -- 99.87%              11,891,146
OTHER ASSETS LESS LIABILITIES, NET -- 0.13%                              14,961
                                                                   ------------
NET ASSETS -- 100%                                                 $ 11,906,107
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
SMALL-CAP GROWTH FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.31%
AEROSPACE & DEFENSE -- 2.41%
     Engineered Support Systems, Inc.                      705     $     38,817
     Orbital Sciences Corp. *                            2,100           25,242
                                                                   ------------
                                                                         64,059
                                                                   ------------

AIRLINES -- 0.40%
     Airtran Holdings, Inc. *                              900           10,710
                                                                   ------------

AUTO MANUFACTURERS -- 0.85%
     Thor Industries, Inc.                                 400           22,488
                                                                   ------------

AUTO PARTS & EQUIPMEMENT -- 0.16%
     Superior Industries International                     100            4,352
                                                                   ------------

BANKS -- 3.88%
     Anchor Bancorp Wisconsin, Inc.                        300            7,470
     Bank of the Orzarks, Inc.                             620           13,956
     Community First Bankshares, Inc.                      200            5,788
     Glacier Bancorp, Inc.                               1,280           41,472
     Prosperity Bancshares, Inc.                           730           16,440
     WSFS Financial Corp.                                  400           17,940
                                                                   ------------
                                                                        103,066
                                                                   ------------

BUSINESS SERVICES -- 0.07%
     Ventiv Health, Inc. *                                 190            1,739
                                                                   ------------

CHEMICALS -- 0.28%
     Spartech Corp.                                        300            7,392
                                                                   ------------

COMMERCIAL SERVICES -- 2.14%
     Aarons Rents, Inc.                                    390            7,851
     Navigant Consultant, Inc. *                         2,600           49,036
                                                                   ------------
                                                                         56,887
                                                                   ------------

COMPUTER SOFTWARE & SERVICES -- 6.69%
     Avid Technology, Inc. *                             1,500           72,000
     Group 1 Software, Inc. *                            2,310           40,702
     MAPICS, Inc. *                                      2,100           27,489
     Omnicell, Inc. *                                    2,300           37,260
                                                                   ------------
                                                                        177,451
                                                                   ------------

COMPUTERS -- 4.01%
     Anteon International Corp. *                          500           18,025
     Sandisk Corp. *                                     1,000           61,140
     Western Digital Corp. *                             2,300           27,117
                                                                   ------------
                                                                        106,282
                                                                   ------------

DISTRIBUTION & WHOLESALE -- 2.83%
     Central European Distribution Corp. *               1,330           42,028
     United Stationers, Inc. *                             810           33,145
                                                                   ------------
                                                                         75,173
                                                                   ------------

DIVERSIFIED MANUFACTURING -- 1.93%
     ESCO Technologies, Inc. *                             200            8,730
     Jacuzzi Brands, Inc. *                              2,800           19,852
     Trinity Industries, Inc.                              730           22,513
                                                                   ------------
                                                                         51,095
                                                                   ------------

EDUCATIONAL SERVICES -- 1.23%
     Strayer Educational, Inc.                             300           32,649
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENTS -- 9 45%
     Analogic Corp.                                        160            6,560
     Benchmark Electronics, Inc. *                       1,200           41,772
     Dionex Corp. *                                        800           36,816
     Mattson Technology, Inc. *                          1,700           20,774
     Methode Electronic, Inc.                              600            7,338
     Planar Systems, Inc. *                                300            7,296
     Rogers Corp. *                                      1,700           75,004
     Technitrol, Inc.                                      500           10,370
     WESCO International, Inc. *                         5,060           44,781
                                                                   ------------
                                                                        250,711
                                                                   ------------

ENERGY - ALTERNATE SOURCES -- 0.12%
     Quantum Fuel Systems *                                390            3,136
                                                                   ------------

ENTERTAINMENT & LEISURE -- 1.82%
     Alliance Gaming Corp. *                             1,510           37,221
     AMC Entertainment, Inc. *                             350            5,324
     Speedway Motorsports, Inc. *                          200            5,784
                                                                   ------------
                                                                         48,329
                                                                   ------------

ENVIRONMENTAL CONTROL -- 3.88%
     Tetra Tech, Inc. *                                  2,730           67,868
     Waste Connections, Inc. *                             930           35,126
                                                                   ------------
                                                                        102,994
                                                                   ------------

FINANCIAL SERVICES -- 2.91%
     Novastar Financial, Inc.                              400           17,184
     United PanAm Financial Corp. *                      1,100           18,381
     Virginia Commerce Bancorp *                         1,300           41,639
                                                                   ------------
                                                                         77,204
                                                                   ------------

FOOD & BEVERAGES -- 1.11%
     NBTY, Inc. *                                        1,100           29,546
                                                                   ------------

HEALTHCARE - PRODUCT -- 2.00%
     Abaxis, Inc. *                                        140            2,537
     Inamed Corp. *                                      1,050           50,463
                                                                   ------------
                                                                         53,000
                                                                   ------------

HEALTHCARE - SERVICE -- 1.47%
     Select Medical Corp.                                2,400           39,072
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                           SMALL-CAP GROWTH FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
HOME BUILDERS -- 7.03%
     Dominion Homes, Inc. *                              1,890     $     57,324
     Drew Industries, Inc. *                             2,900           80,620
     Standard-Pacific Corp.                              1,000           48,550
                                                                   ------------
                                                                        186,494
                                                                   ------------

HOUSEHOLD PRODUCTS -- 1.39%
     Jarden Corp. *                                      1,350           36,909
                                                                   ------------

INTERNET SOFTWARE & SERVICES -- 4.12%
     Corillian Corp. *                                     440            2,776
     Lionbridge Technologies, Inc. *                     4,300           41,323
     RSA Security, Inc. *                                3,500           49,700
     United Online, Inc. *                                 930           15,615
                                                                   ------------
                                                                        109,414
                                                                   ------------

MACHINERY -- 3.52%
     Albany International Corp.                            990           33,561
     Briggs & Stratton Corp.                               720           48,528
     UNOVA, Inc. *                                         490           11,246
                                                                   ------------
                                                                         93,335
                                                                   ------------

MEDICAL PRODUCTS -- 2.05%
     Cooper Cos., Inc.                                     600           28,278
     Martek Biosciences Corp. *                            400           25,988
                                                                   ------------
                                                                         54,266
                                                                   ------------

MULTIMEDIA -- 1.12%
     Barnes Group, Inc.                                    200            6,462
     Thomas Nelson, Inc.                                 1,200           23,196
                                                                   ------------
                                                                         29,658
                                                                   ------------

OIL & GAS -- 3.47%
     Chesapeake Energy, Corp.                            3,100           42,098
     Denbury Resources, Inc. *                             500            6,955
     Energy Partners Ltd. *                              1,160           16,124
     KCS Energy, Inc.                                    1,300           13,715
     Patina Oil & Gas Corp.                                270           13,227
                                                                   ------------
                                                                         92,119
                                                                   ------------

RETAIL -- 14.65%
     7-Eleven, Inc. *                                      900           14,445
     Big 5 Sporting Goods Corp. *                          170            3,562
     Brookstone, Inc. *                                  1,700           36,227
     Claire's Stores, Inc.                               1,200           22,608
     Fred's Inc.                                           690           21,376
     Guitar Center, Inc. *                               1,200           39,096
     Ihop Corp.                                          1,600           61,567
     Jos. A. Bank Clothiers, Inc. *                        300           10,407
     Men's Wearhouse, Inc. *                             1,310           32,763
     Pacific Sunwear of California, Inc. *               2,100           44,352
     The Steak N Shake Co. *                             2,260           40,341
     Tuesday Morning Corp. *                               810           24,503
     Zale Corp. *                                          700           37,240
                                                                   ------------
                                                                        388,487
                                                                   ------------

TELECOMMUNICATIONS -- 6.38%
     C-COR.net Corp. *                                   6,920           77,020
     Inet Technologies, Inc. *                           2,410           28,920
     PTEK Holdings, Inc. *                               4,670           41,142
     Talk America Holdings, Inc. *                       1,100           12,672
     Westell Technologies, Inc. *                        1,500            9,465
                                                                   ------------
                                                                        169,219
                                                                   ------------

THERAPEUTICS -- 1.20%
     Ilex Oncology, Inc. *                               1,500           31,875
                                                                   ------------

TRANSPORTATION SERVICES -- 2.45%
     Kirby Corp. *                                         850           29,648
     Pacer International, Inc. *                         1,750           35,385
                                                                   ------------
                                                                         65,033
                                                                   ------------

UTILITIES -- 0.29%
     New Jersey Resources Corp.                            200            7,702
                                                                   ------------

    TOTAL COMMON STOCK (COST $2,261,962)                              2,581,846
                                                                   ------------

EQUITY FUNDS -- 1.79%

    EQUITY FUNDS -- 1.79%
         iShares Russell 2000 Growth Index Fund            800           47,400
                                                                   ------------
    TOTAL EQUITY FUNDS (COST $47,996)                                    47,400
                                                                   ------------

SHORT-TERM INVESTMENTS -- 1.32%

    MONEY MARKET FUNDS -- 1.32%
         Evergreen Money Market Institutional
         Treasury Money Market                          35,094           35,094
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $35,094)                          35,094
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $2,345,052) -- 100.42%               2,664,340
LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.42)%                   (11,040)
                                                                   ------------
NET ASSETS -- 100%                                                 $  2,653,300
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
CAPITAL OPPORTUNITIES FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.64%
AEROSPACE & Defense -- 5.38%
      Lockheed Martin Corp.                             10,000     $    514,000
      Northrop Grumman Corp.                             4,000          382,400
                                                                   ------------
                                                                        896,400
                                                                   ------------

AGRICULTURAL PRODUCTS -- 3.05%
      Delta & Pine Land Co.                             20,000          508,000
                                                                   ------------

BIOTECHNOLOGY -- 1.77%
      Gene Logic, Inc. *                                25,000          129,750
      Waters Corp. *                                     5,000          165,800
                                                                   ------------
                                                                        295,550
                                                                   ------------

BUSINESS SERVICES -- 0.79%
      Accenture Ltd. *                                   5,000          131,600
                                                                   ------------

COMMERCIAL SERVICES -- 6.05%
      Cendant Corp. *                                   20,000          445,400
      McKesson Corp.                                    17,500          562,800
                                                                   ------------
                                                                      1,008,200
                                                                   ------------

COMPUTER SOFTWARE & Services -- 2.86%
      D&B Corp. *                                        8,500          431,035
      NetWolves Corp. *                                 25,000           46,550
                                                                   ------------
                                                                        477,585
                                                                   ------------

ELECTRONICS & Electrical Component -- 2.82%
      OGE Energy Corp.                                  15,000          362,850
      Spatialight, Inc. *                               20,000          107,400
                                                                   ------------
                                                                        470,250
                                                                   ------------

ENERGY - ALTERNATE SOURCES -- 0.04%
      Westport Resources Corp. *                           250            7,465
                                                                   ------------
ENGINEERING SERVICES -- 0.64%
      National Technical Systems, Inc. *                19,840          106,719
                                                                   ------------
ENTERTAINMENT & LEISURE -- 0.51%
      Scientific Games Corp. *                           5,000           85,050
                                                                   ------------

HEALTHCARE - PRODUCTS -- 11.28%
      Edwards Lifesciences Corp. *                      17,500          526,400
      Idexx Laboratories, Inc. *                        12,500          578,500
      Orchid BioSciences, Inc. *                        25,000           46,250
      Rita Medical Systems, Inc. *                      45,000          200,250
      Zimmer Holdings, Inc. *                            7,500          528,000
                                                                   ------------
                                                                      1,879,400
                                                                   ------------

INTERNET SOFTWARE & SERVICES -- 3.05%
      InterActive Corp. *                               15,000          508,950
                                                                   ------------

MEDICAL PRODUCTS -- 3.06%
      Biomet, Inc.                                      14,000          509,740
                                                                   ------------

MINING -- 12.27%
      Anglogold Ltd. ADR - South Africa                  6,000          280,200
      Canyon Resources Corp. *                         200,000          758,000
      Freeport-McMoRan Copper & Gold, Inc.              15,000          631,950
      Newmont Mining Corp.                               3,500          170,135
      Northgate Exploration Ltd. *                     100,000          205,000
                                                                   ------------
                                                                      2,045,285
                                                                   ------------

MULTIMEDIA -- 2.30%
      Comcast Corp. *                                   12,250          383,180
                                                                   ------------

OFFICE & BUSINESS EQUIPMENT -- 1.03%
      Xerox Corp. *                                     12,500          172,500
                                                                   ------------

OIL & GAS -- 16.01%
      Chesapeake Energy Corp.                           61,000          828,380
      Mitcham Industries, Inc. *                       112,500          405,000
      Suncor Energy, Inc.                               34,000          852,040
      Tesoro Petroleum Corp. *                          40,000          582,800
                                                                   ------------
                                                                      2,668,220

PHARMACEUTICALS -- 3.53%
      Abbott Laboratories                                5,000          233,000
      Pharmacopeia, Inc. *                              25,000          355,250
                                                                   ------------
                                                                        588,250
                                                                   ------------

REAL ESTATE -- 6.55%
      Maquire Properties, Inc.                          15,000          364,500
      The St. Joe Co.                                   19,500          727,155
                                                                   ------------
                                                                      1,091,655
                                                                   ------------

RETAIL -- 3.16%
      Dillard's Inc.                                    32,000          526,720
                                                                   ------------

TELECOMMUNICATIONS -- 11.14%
      3Com Corp. *                                      94,000          767,980
      BCE, Inc.                                         14,000          313,040
      IDT Corp. *                                       35,000          775,250
                                                                   ------------
                                                                      1,856,270
                                                                   ------------

UTILITIES -- 2.35%
      Ameren Corp.                                       8,500          391,000
                                                                   ------------

    TOTAL COMMON STOCK (COST $14,447,759)                            16,607,989
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $14,447,759) -- 99.64%              16,607,989
                                                                   ------------
OTHER ASSETS LESS LIABILITIES, NET -- 0.36%                              59,380
                                                                   ------------
NET ASSETS -- 100%                                                 $ 16,667,369
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                  BIOTECH PHARMA-HEALTHCARE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 71.59%
BIOTECHNOLOGY -- 25.94%
    Affymetrix, Inc. *                                  12,100     $    297,781
    Alexion Pharmaceuticals, Inc. *                     11,575          197,007
    Amgen, Inc. *                                        7,000          432,600
    Curis, Inc. *                                       17,990           80,955
    Human Genome Sciences, Inc. *                       12,100          160,325
    InterMune, Inc. *                                   20,440          473,390
    NPS Pharmaceuticals, Inc. *                          9,900          304,326
    Vicuron Pharmaceuticals, Inc. *                      9,850          183,703
                                                                   ------------
                                                                      2,130,087
                                                                   ------------

DRUG DELIVERY SYSTEM -- 4.05%
    Alkermes, Inc. *                                    24,600          332,100
                                                                   ------------

MEDICAL PRODUCTS -- 2.78%
    Medimmune, Inc. *                                    9,000          228,600
                                                                   ------------

PHARMACEUTICALS -- 24.05%
    Celgene Corp. *                                     11,220          505,124
    Connetics Corp. *                                   15,000          272,400
    King Pharmaceuticals, Inc. *                        16,100          245,686
    Sepracor, Inc. *                                     9,400          224,942
    Teva Pharmaceutical Industries Ltd.
    ADR - Israel                                         4,480          254,061
    Trimeris, Inc. *                                    11,000          230,780
    Tularik, Inc. *                                     15,000          242,250
                                                                   ------------
                                                                      1,975,243
                                                                   ------------

THERAPEUTICS -- 14.77%
    Ilex Oncology, Inc. *                               16,200          344,250
    Medarex, Inc. *                                     25,000          155,750
    Medicines Co. *                                     13,430          395,648
    Neorx Corp. *                                       33,013          137,334
    Onyx Pharmaceuticals, Inc. *                         6,380          180,107
                                                                   ------------
                                                                      1,213,089
                                                                   ------------

    TOTAL COMMON STOCK (COST $5,268,614)                              5,879,119
                                                                   ------------

FOREIGN COMMON STOCK -- 0.01%
CANADA - 0.01%
BIOTECHNOLOGY -- 0.01%
    SMC Ventures Inc.*(a)                                3,709              429
                                                                   ------------
    TOTAL FOREIGN COMMON STOCK (COST $271)                                  429
                                                                   ------------

PUT OPTIONS PURCHASED -- 0.26%
    Celegene Corp., January Strike 40 *#                 9,000              900
    Medicines Co., December Strike 25 *#                 6,000               --
    Medimmune, Inc., January Strike 27.50 *#             9,000           18,900
    Sepracor, Inc., January Strike 20 *#                 8,000            1,600
                                                                   ------------
    TOTAL PUT OPTIONS PURCHASED (COST $32,283)                           21,400
                                                                   ------------

SHORT-TERM INVESTMENTS -- 18.88%
SHORT-TERM INVESTMENTS -- 18.88%
    Merrill Lynch Master EBP Repo Money Market Fund  1,551,041        1,551,041
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $1,551,041)                    1,551,041
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $6,852,209) -- 90.74%                7,451,989

OTHER ASSETS LESS LIABILITIES, NET -- 9.26%                             760,082
                                                                   ------------
NET ASSETS -- 100%                                                 $  8,212,071
                                                                   ============

                              SECURITIES SOLD SHORT

COMMON STOCK
    iShares Nasdaq Biotechnology Index *                19,570        1,408,062
                                                                   ------------
    TOTAL (PROCEEDS $1,362,437)                                    $  1,408,062
                                                                   ------------

                              CALL OPTIONS WRITTEN

    Celegene Corp., April Strike 55 *                    9,000     $      9,000
    Medicines Co., April Strike 30 *                     6,000           15,600
    Medimmune, Inc., June Strike 35 *                    9,000            2,250
    Sepracor, Inc., April Strike 32.50 *                 8,000            7,600
                                                                   ------------
    TOTAL (PROCEEDS $41,036)                                       $     34,450
                                                                   ------------

* Non-income producing investment
(a) Canadian security denominated in U.S dollars
# All or part subject to covered call options written
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
QUAKER MID-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 93.27%
AEROSPACE & DEFENSE -- 1.34%
    Goodrich Corp.                                      13,225     $    392,650
                                                                   ------------

AIRLINES -- 0.70%
    Delta Air Lines, Inc.                               17,450          206,085
                                                                   ------------

AUTOMOBILE MANUFACTURERS -- 4.48%
    Navistar International Corp. *                      27,350        1,309,792
                                                                   ------------

AUTO PARTS & EQUIPMENT -- 2.16%
    Visteon Corp.                                       60,725          632,147
                                                                   ------------

BUILDING MATERIALS -- 1.45%
    York InternationalCorp                              11,500          423,200
                                                                   ------------

BUSINESS SERVICES -- 2.36%
    Bearing Point, Inc. *                               63,550          641,220
    Interpublic Group of Cos., Inc.                      3,150           49,140
                                                                   ------------
                                                                        690,360
                                                                   ------------

CHEMICALS -- 6.86%
    IMC Global, Inc.                                   132,600        1,316,718
    Lyondell Chemical Co.                               30,800          522,060
    Nova Chemicals Corp.                                 6,200          167,090
                                                                   ------------
                                                                      2,005,868
                                                                   ------------

COAL PRODUCTION -- 3.32%
    Consol Energy, Inc.                                 37,450          969,955
                                                                   ------------

COMPUTERS -- 1.73%
    Electronic DataSystems Corp.                        20,675          507,365
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT -- 12.92%
    Agilent Technologies, Inc. *                        31,600          923,984
    Avnet, Inc.                                         63,750        1,380,824
    Celestica, Inc. *                                   32,650          492,036
    Sanmina-SCI Corp. *                                 77,850          981,689
                                                                   ------------
                                                                      3,778,533
                                                                   ------------

ENTERTAINMENT & LEISURE -- 1.09%
    Brunswick Corp.                                     10,050          319,892
                                                                   ------------

FINANCIAL SERVICES -- 3.98%
    AmeriCredit Corp. *                                 39,725          632,819
    CIT Group, Inc.                                     14,750          530,263
                                                                   ------------
                                                                      1,163,082
                                                                   ------------

FOOD & BEVERAGES -- 7.23%
    Archer-Daniels-Midland Co.                          25,410          386,740
    Smithfield Foods, Inc. *                            26,150          541,305
    Tate & Lyle PLC ADR - United Kingdom                41,725          930,693
    Tyson Foods, Inc.                                   19,453          257,558
                                                                   ------------
                                                                      2,116,296
                                                                   ------------

HEALTHCARE - SERVICE -- 0.85%
    Universal Health Services, Inc.                      4,625          248,455
                                                                   ------------

HOME FURNISHINGS -- 0.73%
    Newell Rubbermaid, Inc.                              9,350          212,900
                                                                   ------------

INSURANCE -- 1.67%
    Cigna Corp.                                          3,600          207,000
    American Financial Group, Inc.                      10,675          282,461
                                                                   ------------
                                                                        489,461
                                                                   ------------

LODGING -- 4.09%
    Host Marriott Corp. *                               33,350          410,872
    Starwood Hotels & Resorts Worldwide, Inc.           21,800          784,146
                                                                   ------------
                                                                      1,195,018
                                                                   ------------

MINING -- 3.02%
    Alcan, Inc.                                          9,450          443,678
    Freeport-McMoRan Copper & Gold, Inc.                10,425          439,205
                                                                   ------------
                                                                        882,883
                                                                   ------------

OIL & GAS -- 2.14%
    Premcor, Inc. *                                     24,025          624,650
                                                                   ------------

FOREST PRODUCTS & PAPER -- 2.61%
    Bowater, Inc.                                       10,400          481,624
    Rayonier, Inc.                                       6,776          281,257
                                                                   ------------
                                                                        762,881
                                                                   ------------

REAL ESTATE -- 1.96%
    The St. Joe Co.                                     15,375          573,334
                                                                   ------------

RETAIL -- 4.97%
    JC Penny Co., Inc.                                  43,875        1,153,035
    Toys R Us, Inc. *                                   23,700          299,568
                                                                   ------------
                                                                      1,452,603
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                              MID-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 5.00%
    Agere Systems, Inc. *                              131,300     $    400,465
    Teradyne, Inc. *                                    41,700        1,061,265
                                                                   ------------
                                                                      1,461,730
                                                                   ------------

IRON & STEEL PRODUCTS -- 2.41%
    United States SteelCorp                             20,125          704,778
                                                                   ------------

TELECOMMUNICATIONS -- 1.78%
    Sprint Corp. -PCS Group *                           92,550          520,131
                                                                   ------------

TRANSPORTATION SERVICES -- 6.10%
    CSX Corp.                                           23,925          859,864
    Werner Enterprises,Inc                              47,387          923,573
                                                                   ------------
                                                                      1,783,437
                                                                   ------------

UTILITIES -- 6.32%
    PG&E Corp. *                                        23,800          660,926
    Reliant Resources,Inc. *                           161,300        1,187,163
                                                                   ------------
                                                                      1,848,089
                                                                   ------------

    TOTAL COMMON STOCK (COST $21,404,641)                            27,275,575
                                                                   ------------

PREFERRED STOCK -- 1.26%
UTILITIES -- 1.26%
    Calpine CapitalTrust Corp.                           7,600          367,650
                                                                   ------------
    TOTAL PREFERRED STOCK (COST $299,240)                               367,650
                                                                   ------------

EQUITY FUNDS -- 0.92%
EQUITY FUNDS -- 0.92%
    iShares Russell Midcap Value Index Fund              2,875          268,238
                                                                   ------------
    TOTAL EQUITY FUNDS (COST $265,530)                                  268,238
                                                                   ------------

SHORT-TERM INVESTMENTS -- 8.22%
MONEY MARKET FUNDS -- 8.22%
    Evergreen MoneyMarket                            2,404,378        2,404,378
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $2,404,378)                    2,404,378
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $24,373,789) -- 103.67%             30,315,841

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (3.67)%                (1,072,399)
                                                                   ------------
NET ASSETS -- 100%                                                 $ 29,243,442
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
SMALL-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.12%
AEROSPACE & Defense -- 0.67%
    Teledyne Technologies, Inc. *                        5,100     $     96,135
    United Defense Industries, Inc. *                    5,200          165,776
                                                                   ------------
                                                                        261,911
                                                                   ------------

AGRICULTURAL PRODUCT -- 0.39%
    Universal Corp.                                      3,400          150,178
                                                                   ------------

AIRLINES -- 0.54%
    ExpressJet Holdings, Inc. *                         14,100          211,500
                                                                   ------------

APPAREL -- 1.51%
    Finish Line *                                        5,400          161,838
    K-Swiss, Inc.                                        6,800          163,608
    Tommy Hilfiger Corp. *                              17,800          263,618
                                                                   ------------
                                                                        589,064
                                                                   ------------

AUTO MANUFACTURERS -- 0.86%
    Oshkosh Truck Corp.                                  6,600          336,798
                                                                   ------------

AUTO PARTS & EQUIPMEMT -- 2.06%
    American Axle & Manufacturing Holding, Inc. *        4,800          194,016
    Autoliv, Inc.                                        9,400          353,910
    Dura Automotive Systems, Inc. *                      3,300           42,141
    Lear Corp.                                           3,500          214,655
                                                                   ------------
                                                                        804,722
                                                                   ------------

BANKS -- 4.17%
    Associated Banc-Corp                                 1,600           68,240
    City National Corp.                                  2,700          167,724
    First Republic Bank                                  6,800          243,440
    Fremont General Corp.                               20,400          344,964
    Hibernia Corp.                                      10,700          251,557
    R&G Financial Corp.                                  7,100          282,580
    Silicon Valley Bancshares *                          7,500          270,525
                                                                   ------------
                                                                      1,629,030
                                                                   ------------

BIOTECHNOLOGY -- 1.41%
    Invitrogen Corp. *                                   5,300          371,000
    Transkaryotic Therapies, Inc. *                     11,400          177,954
                                                                   ------------
                                                                        548,954
                                                                   ------------

BUSINESS SERVICES -- 1.32%
    Nautilus Group, Inc.                                14,600          205,130
    United Rentals, Inc. *                              16,200          312,012
                                                                   ------------
                                                                        517,142
                                                                   ------------

CASINOS -- 0.43%
    Aztar Corp. *                                        7,400          166,500
                                                                   ------------

CHEMICALS -- 2.04%
    Agrium, Inc.                                        18,800          309,448
    Cytec Industries, Inc. *                             5,900          226,501
    MacDermid, Inc.                                      7,600          260,224
                                                                   ------------
                                                                        796,173
                                                                   ------------

COMMERCIAL SERVICES -- 3.55%
    Aarons Rents, Inc.                                  10,800          217,404
    Administaff, Inc. *                                 12,200          212,036
    Convergys Corp. *                                   16,200          282,852
    Corrections Corporation of America *                 7,700          221,991
    MAXIMUS, Inc. *                                      7,700          301,301
    Ruddick Corp.                                        8,500          152,150
                                                                   ------------
                                                                      1,387,734
                                                                   ------------

COMPUTER SOFTWARE & Services -- 7.72%
    Activision, Inc. *                                  14,900          271,180
    American Management Systems, Inc. *                 13,600          204,952
    Ansys, Inc. *                                        5,100          202,470
    Autodesk, Inc.                                      14,100          346,578
    Barra, Inc.                                          5,000          177,450
    Citrix Systems, Inc. *                               7,500          159,075
    Insight Enterprises, Inc. *                         11,500          216,200
    Inter-Tel, Inc.                                      2,000           49,960
    Keane, Inc. *                                        8,700          127,368
    NCR Corp. *                                          4,300          166,840
    Polycom, Inc. *                                     15,800          308,416
    Progress Software Corp. *                            4,100           83,886
    Sybase, Inc. *                                      12,600          259,308
    Take-Two Interactive Software, Inc. *                4,200          121,002
    The Reynolds & Reynolds Co.                          6,000          174,300
    THQ, Inc. *                                          8,600          145,426
                                                                   ------------
                                                                      3,014,411
                                                                   ------------

COMPUTERS -- 1.04%
    FactSet Research Systems, Inc.                       5,300          202,513
    Sandisk Corp. *                                      3,300          201,762
                                                                   ------------
                                                                        404,275
                                                                   ------------

CONSTRUCTION -- 0.44%
    Dycom Industries, Inc. *                             6,400          171,648
                                                                   ------------

COSMETICS & TOILETRIES -- 0.37%
    Elizabeth Arden, Inc. *                              7,300          145,416
                                                                   ------------

DATA PROCESSING -- 0.41%
    Acxiom Corp. *                                       8,600          159,702
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                            SMALL-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
DISTRIBUTION & WHOLESALE -- 1.77%
    Handleman Co.                                        9,700     $    199,141
    Owens & Minor, Inc.                                  8,800          192,808
    Tech Data Corp. *                                    4,000          158,760
    Watsco, Inc.                                         6,100          138,653
                                                                   ------------
                                                                        689,362
                                                                   ------------

DIVERSIFIED MANUFACTURING -- 0.96%
    Acuity Brands, Inc.                                  6,700          172,860
    Paxar Corp. *                                        1,000           13,400
    Quanex Corp.                                         4,100          189,010
                                                                   ------------
                                                                        375,270
                                                                   ------------

EDUCATIONAL SERVICES -- 0.42%
    ITT Educational Services, Inc. *                     3,500          164,395
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENT -- 2.98%
    Avnet, Inc.                                         17,500          379,050
    Benchmark Electronics, Inc. *                        4,000          139,240
    C&D Technologies, Inc.                               4,600           88,182
    CTS Corp.                                           11,500          132,250
    Sanmina-SCI Corp. *                                 18,400          232,024
    Texas Genco Holdings, Inc. *                         6,000          195,000
                                                                   ------------
                                                                      1,165,746
                                                                   ------------

ENTERTAINMENT & LEISURE -- 1.49%
    Callaway Golf Corp.                                 11,700          197,145
    Macrovision Corp. *                                  5,000          112,950
    Shuffle Master, Inc. *                               7,900          273,498
                                                                   ------------
                                                                        583,593
                                                                   ------------

FINANCIAL SERVICES -- 6.73%
    Affiliated Managers Group, Inc. *                    4,300          299,237
    AG Edwards, Inc.                                     4,500          163,035
    Deluxe Corp.                                         7,700          318,241
    Doral Financial Corp.                               10,800          348,624
    E*Trade Financial Corp. *                           12,100          153,065
    IndyMac Bancorp, Inc.                                8,400          250,236
    Irwin Financial Corp.                                4,700          147,580
    Knight Trading Group, Inc. *                        11,300          165,432
    Netbank, Inc.                                       10,800          144,180
    New Century Financial Corp.                          9,400          372,898
    Raymond James Financial, Inc.                        7,100          267,670
                                                                   ------------
                                                                      2,630,198
                                                                   ------------

FOOD & BEVERAGES -- 0.77%
    Chiquita Brands International, Inc. *               13,300          299,649
                                                                   ------------

FOREST PRODUCTS & PAPER -- 0.68%
    Louisiana-Pacific Corp. *                           14,900          266,412
                                                                   ------------

HEALTHCARE - PRODUCTS -- 4.00%
    Advanced Medical Optics, Inc. *                     12,800          251,520
    Cytyc Corp. *                                       20,500          282,080
    Idexx Laboratories, Inc. *                           4,700          217,516
    PolyMedica Corp.                                     6,200          163,122
    Respironics, Inc. *                                  6,400          288,576
    Sola International, Inc. *                           5,000           94,000
    Visx, Inc. *                                        11,400          263,910
                                                                   ------------
                                                                      1,560,724
                                                                   ------------

HEALTHCARE - SERVICES -- 2.83%
    Beverly Enterprises, Inc. *                          8,100           69,579
    Health Net, Inc. *                                   8,500          277,950
    Humana, Inc. *                                       7,300          166,805
    Pacificare Health Systems, Inc. *                    2,500          169,000
    Sierra Health Services, Inc. *                       7,900          216,855
    US Oncology, Inc. *                                 19,200          206,592
                                                                   ------------
                                                                      1,106,781
                                                                   ------------

HOME BUILDERS -- 3.16%
    Beazer Homes USA, Inc.                               3,000          292,980
    Hovnanian Enterprises, Inc. *                        2,500          217,650
    KB Home                                              4,200          304,584
    MDC Holdings, Inc.                                   2,090          134,805
    The Ryland Group, Inc.                               3,200          283,648
                                                                   ------------
                                                                      1,233,667
                                                                   ------------

HOUSEHOLD PRODUCTS -- 0.48%
    Harland John H. Co.                                  6,900          188,370
                                                                   ------------

INSURANCE -- 6.46%
    AmerUs Group Co.                                     5,700          199,329
    Arch Capital Group Ltd. *                            2,400           95,664
    Delphi Financial Group, Inc.                         3,750          135,000
    First American Corp.                                10,400          309,608
    LandAmerica Financial Group, Inc.                    5,500          287,430
    Odyssey Re Holdings Corp.                           10,300          232,265
    RenaissanceRe Holdings Ltd.                          4,200          206,010
    Stewart Information Services Corp.                   8,500          344,675
    The PMI Group, Inc.                                  9,000          335,070
    UICI *                                               7,300           96,944
    Zenith National Insurance Corp.                      8,600          279,930
                                                                   ------------
                                                                      2,521,925
                                                                   ------------

INTERNET SOFTWARE & Services -- 0.73%
    NetFlix, Inc. *                                      2,500          136,725
    VeriSign, Inc. *                                     9,100          148,330
                                                                   ------------
                                                                        285,055
                                                                   ------------

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
SMALL-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
IRON & STEEL PRODUCT -- 0.58%
    Steel Dynamics, Inc. *                               9,700     $    227,853
                                                                   ------------

LODGING -- 0.94%
    Choice Hotels International, Inc.                    4,200          148,050
    WCI Communities, Inc. *                             10,600          218,466
                                                                   ------------
                                                                        366,516
                                                                   ------------
MACHINERY -- 1.11%
    Briggs & Stratton Corp.                              2,200          148,280
    Graco, Inc.                                          4,000          160,400
    NACCO Industries, Inc.                               1,400          125,272
                                                                   ------------
                                                                        433,952
                                                                   ------------

MEDICAL PRODUCTS -- 1.89%
    Invacare Corp.                                       3,500          141,295
    PSS World Medical, Inc. *                           27,500          331,925
    Sybron Dental Specialties, Inc. *                    9,400          264,140
                                                                   ------------
                                                                        737,360
                                                                   ------------

METAL FABRICATE & HARDWARE -- 0.87%
    Commercial Metals Co.                               11,200          340,480
                                                                   ------------

OFFICE & BUSINESS EQUIPMENT -- 1.50%
    Global Imaging Systems, Inc. *                       1,200           38,100
    HON Industries, Inc.                                 5,500          238,260
    Imagistics International, Inc. *                     8,300          311,250
                                                                   ------------
                                                                        587,610
                                                                   ------------

OIL & GAS -- 4.08%
    Energen Corp.                                        7,400          303,622
    General Maritime Corp. *                             9,500          167,200
    Oceaneering International, Inc. *                    3,700          103,600
    Southwestern Energy Co. *                           10,100          241,390
    Sunoco, Inc.                                         5,100          260,865
    Tesoro Petroleum Corp. *                            22,100          321,997
    Veritas DGC, Inc. *                                 18,600          194,928
                                                                   ------------
                                                                      1,593,602
                                                                   ------------

PHARMACEUTICALS -- 1.80%
    American Pharmaceutical Partners, Inc. *             4,900          164,640
    Bradley Pharmaceuticals, Inc. *                      6,100          155,123
    King Pharmaceuticals, Inc. *                         6,500           99,190
    QLT, Inc. *                                         15,000          282,750
                                                                   ------------
                                                                        701,703
                                                                   ------------

REAL ESTATE -- 0.74%
    LNR Property Corp.                                   5,800          287,158
                                                                   ------------

RETAIL -- 7.56%
    Aeropostale, Inc. *                                  4,900          134,358
    Barnes & Noble, Inc. *                               4,800          157,680
    BJ's Wholesale Club, Inc. *                          6,700          153,832
    CBRL Group, Inc.                                     6,400          244,864
    CEC Entertainment, Inc. *                            6,300          298,557
    Childrens Place *                                    5,000          133,650
    Claire's Stores, Inc.                                8,000          150,720
    Movie Gallery, Inc.                                 10,100          188,668
    Papa John's International, Inc. *                    5,700          190,266
    ShopKo Stores, Inc. *                               16,800          256,200
    Stage Stores, Inc. *                                 9,100          253,890
    Stride Rite Corp.                                   11,900          135,422
    Supervalu, Inc.                                     12,600          360,234
    Zale Corp. *                                         5,500          292,600
                                                                   ------------
                                                                      2,950,941
                                                                   ------------

SAVINGS & LOANS -- 2.58%
    FirstFed Financial Corp. *                           4,800          208,800
    Flagstar Bancorp, Inc.                              12,400          265,608
    Independence Community Bank Corp.                    8,500          305,745
    Webster Financial Corp.                              5,000          229,300
                                                                   ------------
                                                                      1,009,453
                                                                   ------------

SEMICONDUCTORS -- 2.70%
    Cypress Semiconductor Corp. *                       15,600          333,216
    ESS Technology, Inc. *                               6,400          108,864
    GlobespanVirata, Inc. *                             12,600           74,088
    Integrated Circuit Systems, Inc. *                   4,700          133,903
    Photronics, Inc. *                                   7,200          143,424
    Silicon Laboratories, Inc. *                         2,900          125,338
    Vitesse Semiconductor Corp. *                       22,900          134,423
                                                                   ------------
                                                                      1,053,256
                                                                   ------------

TELECOMMUNICATIONS -- 3.63%
    American Tower Corp. *                              10,400          112,528
    Black Box Corp.                                      6,200          285,634
    C-COR.net Corp. *                                    5,900           65,667
    CommScope, Inc. *                                   11,400          186,162
    Foundry Networks, Inc. *                             5,700          155,952
    Plantronics, Inc. *                                 10,000          326,500
    Scientific-Atlanta, Inc.                            10,500          286,650
                                                                   ------------
                                                                      1,419,093
                                                                   ------------

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                            SMALL-CAP VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES -- 3.95%
    CNF, Inc.                                            4,200     $    142,380
    JB Hunt Transportation Services, Inc. *              7,000          189,070
    Offshore Logistics, Inc. *                           4,300          105,436
    OMI Corp. *                                         33,000          294,690
    Overseas Shipholding Group, Inc.                     6,100          207,705
    Ryder System, Inc.                                   7,600          259,540
    Teekay Shipping Corp.                                6,000          342,180
                                                                   ------------
                                                                      1,541,001
                                                                   ------------

UTILITIES -- 1.80%
    Avista Corp.                                         6,000          108,720
    Northeast Utilities                                  9,000          181,530
    Oneok, Inc.                                          9,900          218,592
    Unisource Energy Corp.                               7,900          194,814
                                                                   ------------
                                                                        703,656
                                                                   ------------

    TOTAL COMMON STOCK (COST $30,042,216)                            38,319,939
                                                                   ------------

SHORT-TERM INVESTMENTS -- 1.90%
MONEY MARKET FUNDS -- 1.90%
    Evergreen Money Market Institutional
    Treasury Money Market                              743,920          743,920
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $743,920)                        743,920
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $30,786,136) -- 100.02%             39,063,859

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.02)%                    (8,419)
                                                                   ------------
NET ASSETS -- 100%                                                 $ 39,055,440
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
GEEWAX TERKER CORE VALUE FUND

                                                       NUMBER         MARKET
                                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.36%
AEROSPACE & Defense -- 4.55%
    DRS Technologies, Inc. *                             2,000     $     55,560
                                                                   ------------

BANKS -- 3.60%
    Bank of America Corp.                                  300           24,129
    First Bancorp                                          500           19,775
                                                                   ------------
                                                                         43,904
                                                                   ------------

CHEMICALS -- 3.17%
    Airgas, Inc.                                         1,800           38,664
                                                                   ------------

COMMERCIAL SERVICES -- 1.83%
    Cendant Corp. *                                      1,000           22,270
                                                                   ------------

COMPUTERS -- 5.01%
    Diebold, Inc.                                          500           26,935
    Unisys Corp. *                                       2,300           34,155
                                                                   ------------
                                                                         61,090
                                                                   ------------

CONSUMER PRODUCTS -- 3.43%
    Blyth, Inc.                                          1,300           41,886
                                                                   ------------

CONTAINERS - PAPER & PLASTIC -- 1.95%
    Ball Corp.                                             400           23,828
                                                                   ------------

COSMETICS & TOILETRIES -- 3.27%
    Procter & Gamble Co.                                   400           39,952
                                                                   ------------

DIVERSIFIED MANUFACTURING -- 14.89%
    Aramark Corp. *                                      1,100           30,162
    Eaton Corp.                                            400           43,192
    General Electric Co.                                 2,500           77,450
    Trinity Industries, Inc.                             1,000           30,840
                                                                   ------------
                                                                        181,644
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENTS -- 1.75%
    Puget Energy, Inc.                                     900           21,393
                                                                   ------------

FINANCIAL SERVICES -- 9.63%
    Citigroup, Inc.                                        900           43,686
    Doral Financial Corp.                                1,125           36,315
    Fannie Mae                                             500           37,530
                                                                   ------------
                                                                        117,531
                                                                   ------------

FOOD & BEVERAGES -- 3.43%
    Kellogg Co.                                          1,100           41,888
                                                                   ------------

HEALTHCARE - SERVICE -- 3.69%
    Anthem, Inc. *                                         600           45,000
                                                                   ------------

HOUSEHOLD PRODUCTS -- 2.02%
    Jarden Corp. *                                         900           24,606
                                                                   ------------

INSURANCE -- 3.53%
    The Allstate Corp.                                   1,000           43,020
                                                                   ------------

OIL & GAS -- 16.12%
    ConocoPhillips                                         500           32,785
    Denbury Resources, Inc. *                            3,100           43,121
    Devon Energy Corp.                                     900           51,534
    Forest Oil Corp. *                                     900           25,713
    Pogo Producing Co.                                     900           43,470
                                                                   ------------
                                                                        196,623
                                                                   ------------

PHARMACEUTICALS -- 2.61%
    Pfizer, Inc.                                           900           31,797
                                                                   ------------

RETAIL -- 6.62%
    Regis Corp.                                            700           27,699
    Wal-Mart Stores, Inc.                                1,000           53,050
                                                                   ------------
                                                                         80,749
                                                                   ------------

SEMICONDUCTORS -- 1.68%
    L-3 Communications Holdings, Inc. *                    400           20,544
                                                                   ------------

TRANSPORTATION SERVICES -- 6.58%
    Genesse & Wyoming, Inc. *                            1,200           37,800
    Norfolk Southern Corp.                               1,800           42,570
                                                                   ------------
                                                                         80,370
                                                                   ------------

    TOTAL COMMON STOCK (COST $1,052,160)                              1,212,319
                                                                   ------------

SHORT-TERM INVESTMENTS -- 0.76%
    SHORT-TERM INVESTMENTS -- 0.76%
    Merrill Lynch Master EBP Repo Money Market Fund      9,260            9,260
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $9,260)                            9,260
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $1,061,420) -- 100.12%               1,221,579

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.12)%                    (1,483)
                                                                   ------------
NET ASSETS -- 100%                                                 $  1,220,096
                                                                   ============

* Non-income producing investment

    The accompanying notes are an integral part of the financial statements.

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                               FIXED INCOME FUND

                                                                                        NUMBER     MARKET
                                                                                      OF SHARES    VALUE
------------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 44.88%
FEDERAL HOME LOAN MORTGAGE CORP -- 8.44%
     Freddie Mac 22 C,  9.50%, 04/15/2020                                               68,220  $     68,284
     Freddie Mac Gold Pool #E50726, 8.50%, 07/01/2007                                  133,448       143,604
     Freddie Mac Gold Pool #E51028, 8.50%, 07/01/2007                                   24,465        26,327
     Freddie Mac Gold Pool #E51721, 8.50%, 01/01/2008                                   95,123       102,362
     Freddie Mac Gold Pool #E51878, 8.50%, 09/01/2007                                  115,214       123,982
     Freddie Mac, 6.25%, 07/15/2032                                                    150,000       163,126
                                                                                                ------------
                                                                                                     627,685
                                                                                                ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 34.09%
     Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/2023                                     61,256        56,342
     Fannie Mae 2003-33 LD, 4.25%, 09/25/2022                                          830,523       839,715
     Fannie Mae 2003-38 TC, 5.00%, 03/25/2023                                          427,274       437,683
     Fannie Mae Pool #720229, 6.00%, 07/01/2033                                        666,029       688,777
     Fannie Mae Pool #750032, 5.50%, 11/01/2018                                        494,685       513,218
                                                                                                ------------
                                                                                                   2,535,735
                                                                                                ------------

GOVERNMENT NATIONAL MORTGAGE -- 2.35%
     Ginnie Mae 2002-41 PC, 6.00%, 07/20/2027                                          174,615       174,531
                                                                                                ------------
Total Agency Obligations (cost $3,344,229)                                                         3,337,951
                                                                                                ------------

ASSET-BACKED SECURITIES -- 14.18%
FINANCIAL SERVICES -- 14.18%
     Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/2030                         28,385        29,371
     Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 11/19/2028            67,638        73,190
     Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 01/15/2032           56,817        62,140
     Commercial Mortgage Acceptance Corp. 1996-2 A2, 7.03%, 06/15/2031                  20,000        22,850
     Conseco Finance Securitizations Corp. 2001-1, 9.08%, 05/01/2031                    23,834         4,528
     CS First Boston Mortgage Securities Corp. 1997-C1 A1B, 7.15%, 06/20/2029           11,183        11,189
     CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 05/17/2040           22,153        23,144
     CS First Boston Mortgage Securities Corp. 1998-C1 A1B, 6.48%, 05/17/2040           90,000        99,678
     Deutsche Mortgage and Asset Receiving Corp. 1998-C1 A2, 6.538%, 06/15/2031         65,000        71,187
     DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/18/2031                      25,000        27,630
     DLJ Commercial Mortgage Corp. 1998-CG1 A1B, 6.41%, 06/10/2031                     105,000       116,604
     First Union Commercial Mortgage Securities, Inc. 1997, 7.38%, 04/18/2029          110,000       122,456
     GMAC Commercial Mortgage Securities, Inc. 1997-C2 A3, 6.566%, 04/15/2029           45,000        49,317
     JP Morgan Commercial Mortgage Finance Corp. 1999-C7 A1, 6.18%, 10/15/2035          27,642        29,706
     Lehman Large Loan 1997-LL1 A1, 6.79%, 10/12/2034                                   13,603        13,854
     Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1, 6.9258%, 06/15/2021             27,870        28,149
     Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/2029               16,647        18,119
     Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%, 11/15/2026               13,480        14,110
     Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2, 6.39%, 02/15/2030               65,000        71,067
     Morgan Stanley Capital I 1998-HF1 A1, 6.19%, 03/15/2030                             5,814         5,904
     Mortgage Capital Funding, Inc. 1998-MC1 A1, 6.417%, 03/18/2030                     32,215        33,828
     Mortgage Capital Funding, Inc. 1998-MC3 A1, 6.001%, 11/18/2031                     11,055        11,750
     Nomura Asset Securities Corp. 1998-D6 A2, 7.0324%, 03/15/2030                      50,000        58,113
     Salomon Brothers Mortgage Securities VI 1986-1 A, 6.00%, 12/25/2011                56,971        56,897
                                                                                                ------------
TOTAL ASSET-BACKED SECURITIES (COST $945,874)                                                      1,054,781
                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------
DECEMBER 31, 2003 (Unaudited)
FIXED INCOME FUND

                                                                                        NUMBER     MARKET
                                                                                      OF SHARES    VALUE
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 24.29%
BANKS -- 2.93%
     Bank One Corp., 7.625%, 08/01/2005                                                200,000  $    217,680
                                                                                                ------------

CHEMICALS -- 2.51%
     CNA Holdings, Inc., 6.125%, 02/01/2004                                             25,000        25,080
     CNA Holdings, Inc., 7.125%, 03/15/2009                                            150,000       161,373
                                                                                                ------------
                                                                                                     186,453
                                                                                                ------------

FINANCIAL SERVICES -- 12.10%
     General Electric Capital Corp., 6.50%, 12/10/2007                                 200,000       223,789
     Morgan Stanley, 6.30%, 01/15/2006                                                 200,000       215,977
     Salomon SB Holdings, 7.375%, 05/15/2007                                           200,000       227,505

     Sears Roebuck Co., 7.50%, 01/15/2013                                              100,000       114,536
     Sears Roebuck Co., 7.50%, 12/15/2012                                              100,000       118,373
                                                                                                ------------
                                                                                                     900,180
                                                                                                ------------

MEDICAL PRODUCTS -- 3.70%
     Bard (C.R.), Inc., 6.70%, 12/01/2026                                              250,000       275,577
                                                                                                ------------

TELECOMMUNICATIONS -- 3.05%
     Verizon Global Funding Corp., 7.60%, 03/15/2007                                   200,000       226,488
                                                                                                ------------

TOTAL CORPORATE BONDS (COST $1,735,721)                                                            1,806,378
                                                                                                ------------

U.S GOVERNMENT OBLIGATIONS -- 9.42%
U.S TREASURY NOTES -- 9.42%
     U.S. Treasury Notes, 3.375%, 11/15/2008                                           600,000       604,758
     U.S. Treasury Notes, 3.625%, 05/15/2013                                           100,000        96,121
TOTAL U.S GOVERNMENT OBLIGATIONS (COST $700,417)                                                     700,879
                                                                                                ------------

SHORT-TERM INVESTMENTS -- 6.31%
SHORT-TERM INVESTMENTS -- 6.31%
     Merrill Lynch Master EBP Repo Money Market Fund                                   469,376       469,376
                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $469,376)                                                         469,376
                                                                                                ------------
TOTAL VALUE OF INVESTMENTS (COST $7,195,617) -- 99.08%                                             7,369,365
OTHER ASSETS LESS LIABILITIES, NET -- 0.92%                                                           68,460
                                                                                                ------------
NET ASSETS -- 100%                                                                              $  7,437,825
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                                        ----------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)
                                                 INTERMEDIATE MUNCIPAL BOND FUND

                                                                                        NUMBER     MARKET
                                                                                      OF SHARES    VALUE
------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 86.79%
COLORADO -- 5.54%
          Adams County School District, 5.40%, 12/15/2013                               25,000  $     28,407
                                                                                                ------------

MICHIGAN -- 10.80%
          Wyoming Public Schools, 5.25%, 05/01/2009                                     50,000        55,381
                                                                                                ------------

MISSOURI -- 5.22%
          Greene County Reorganization School District, 4.15%, 03/01/2007               25,000        26,760
                                                                                                ------------

NEW JERSEY -- 5.35%
          State of New Jersey, 5.00%, 07/15/2007                                        25,000        27,442
                                                                                                ------------

PENNSYLVANIA -- 28.85%
          City of Philadelphia, 5.00%, 02/15/2009                                       25,000        27,796
          Pennsylvania Turnpike Commission, 5.25%, 12/01/2016                           85,000        94,203
          Ephrata Area School District, 4.30%, 4/15/2005                                25,000        25,963
                                                                                                ------------
                                                                                                     147,962
                                                                                                ------------

TEXAS -- 20.96%
          Texas State Public, 4.00%, 06/01/2009                                        100,000       107,535
                                                                                                ------------

VIRGINIA -- 5.00%
          Virgina Resources Authority Clean Water Revenue, 4.50%, 10/01/2004            25,000        25,634
                                                                                                ------------

WISCONSIN -- 5.07%
          Green Bay, 3.375%, 04/01/2007                                                 25,000        26,040
                                                                                                ------------

TOTAL MUNICIPAL BONDS (COST $441,917)                                                                445,161
                                                                                                ------------

TOTAL VALUE OF INVESTMENTS (COST $441,917) -- 86.79%                                                 445,161
OTHER ASSETS LESS LIABILITIES, NET -- 13.21%                                                          67,756
                                                                                                ------------
NET ASSETS -- 100%                                                                              $    512,917
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------
DECEMBER 31, 2003 (Unaudited)

                                                                                     GROWTH FUNDS
                                                                 ----------------------------------------------------
                                                                      AGGRESSIVE      CORE EQUITY        SMALL-CAP
                                                                     GROWTH FUND         FUND           GROWTH FUND
                                                                 ----------------------------------------------------
ASSETS:
     Investments, at value                                         $ 284,757,722     $  11,891,146     $   2,664,340
     Cash                                                                     --                --                --
     Deposits with brokers for securities sold short                   4,247,361                --                --
     Receivables:
          Dividends and interest                                         196,632            11,153             1,125
          Fund shares sold                                             1,307,159             1,483                --
          Investment securities sold                                   6,673,876                --            41,712
     Prepaid expenses and other assets                                   103,305            14,633             1,664
                                                                   -------------     -------------     -------------

          TOTAL ASSETS                                               297,286,055        11,918,415         2,708,841
                                                                   -------------     -------------     -------------

LIABILITIES:
    Payables:
          Securities sold short, at value                                598,316                --                --
          Fund shares redeemed                                           207,151               132                24
          Investment securities purchased                              5,678,835                --            47,996
          Distributions                                                       --                --                --
          Due to custodian                                                    --                --                --
    Accrued expenses                                                       2,219             1,787             5,199
    Due to advisor (note 2)                                              308,231            10,389             2,322
                                                                   -------------     -------------     -------------
          TOTAL LIABILITIES                                            6,794,752            12,308            55,541
                                                                   -------------     -------------     -------------

NET ASSETS                                                         $ 290,491,303     $  11,906,107     $   2,653,300
                                                                   =============     =============     =============

NET ASSETS CONSIST OF:
    Paid-in capital                                                $ 265,447,681     $  18,017,239     $   3,302,616
     Undistributed net investment income                              (1,796,565)          (40,096)          (18,948)
    Accumulated net realized gain (loss) on investments              (11,287,652)       (6,609,074)         (949,656)
    Net unrealized appreciation (depreciation) on investments         38,127,839           538,038           319,288
                                                                   -------------     -------------     -------------
          TOTAL NET ASSETS                                         $ 290,491,303     $  11,906,107     $   2,653,300
                                                                   =============     =============     =============

INVESTMENTS, AT COST                                               $ 246,565,734     $  11,353,108     $   2,345,052

PROCEEDS FROM SECURITIES SOLD SHORT                                      534,167                --                --

CLASS A SHARES:
    Net Assets                                                     $ 242,543,932     $   8,750,794     $     249,110
                                                                   -------------     -------------     -------------
    Shares of Beneficial interest outstanding                         12,460,351           806,282            30,776
                                                                   -------------     -------------     -------------
    Net Asset Value per share                                      $       19.47     $       10.85     $        8.09
                                                                   =============     =============     =============
    Offering price per share                                       $       20.60     $       11.48     $        8.56
                                                                   =============     =============     =============

CLASS B SHARES:
    Net Assets                                                     $  16,392,820     $     174,128     $     119,148
                                                                   -------------     -------------     -------------
    Shares of Beneficial interest outstanding                            858,291            16,427            15,047
                                                                   -------------     -------------     -------------
    Net Asset Value, offering and redemption(1) price per share    $       19.10     $       10.60     $        7.92
                                                                   =============     =============     =============

CLASS C SHARES:
    Net Assets                                                     $  26,246,072     $     194,297     $     257,430
                                                                   -------------     -------------     -------------
    Shares of Beneficial interest outstanding                          1,378,830            18,440            32,302
                                                                   -------------     -------------     -------------
    Net Asset Value, offering and redemption(1) price per share    $       19.04     $       10.54     $        7.97
                                                                   =============     =============     =============

CLASS I SHARES:
    Net Assets                                                     $   5,308,479     $   2,786,888     $   2,027,612
                                                                   -------------     -------------     -------------
    Shares of Beneficial interest outstanding                            270,812           269,072           244,909
                                                                   -------------     -------------     -------------
    Net Asset Value, offering and redemption price per share       $       19.60     $       10.36     $        8.28
                                                                   =============     =============     =============

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                                        ----------------------------------------
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                        ----------------------------------------
                                                   DECEMBER 31, 2003 (Unaudited)

                                                                             GROWTH FUNDS                      VALUE FUNDS
                                                                -----------------------------------   ------------------------------
                                                                      CAPITAL       BIOTECH PHARMA-     MID-CAP        SMALL-CAP
                                                                OPPORTUNITIES FUND  HEALTHCARE FUND   VALUE FUND       VALUE FUND
                                                                -----------------------------------   ------------------------------
ASSETS:
     Investments, at value                                         $ 16,607,989     $  7,451,989     $ 30,315,841     $ 39,063,859
     Cash                                                                    --               --               --               --
     Deposits with brokers for securities sold short                         --        2,183,879               --               --
     Receivables:
          Dividends and interest                                         14,403            1,163           35,196           16,237
          Fund shares sold                                                2,539           29,524          273,994           37,107
          Investment securities sold                                    343,572               --          859,111               --
     Prepaid expenses and other assets                                    5,445            4,868           19,774           19,809
                                                                   ------------     ------------     ------------     ------------

          TOTAL ASSETS                                               16,973,948        9,671,423       31,503,916       39,137,012
                                                                   ------------     ------------     ------------     ------------

LIABILITIES:
    Payables:
          Securities sold short, at value                                    --        1,442,512               --               --
          Fund shares redeemed                                              576            3,991           17,752            2,080
          Investment securities purchased                               266,603               --        2,218,804               --
          Distributions                                                      --               --               72               --
          Due to custodian                                               30,404               --               --               --
    Accrued expenses                                                        298            2,998              883            3,696
    Due to advisor (note 2)                                               8,698            9,851           22,963           75,796
                                                                   ------------     ------------     ------------     ------------
          TOTAL LIABILITIES                                             306,579        1,459,352        2,260,474           81,572
                                                                   ------------     ------------     ------------     ------------

NET ASSETS                                                         $ 16,667,369     $  8,212,071     $ 29,243,442     $ 39,055,440
                                                                   ============     ============     ============     ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                $ 14,296,912     $  7,460,833     $ 24,263,600     $ 29,783,031
     Undistributed net investment income                                (73,654)         (96,749)         (72,261)         (82,015)
    Accumulated net realized gain (loss) on investments                 283,881          287,246         (889,949)       1,076,701
    Net unrealized appreciation (depreciation) on investments         2,160,230          560,741        5,942,052        8,277,723
                                                                   ------------     ------------     ------------     ------------
          TOTAL NET ASSETS                                         $ 16,667,369     $  8,212,071     $ 29,243,442     $ 39,055,440
                                                                   ============     ============     ============     ============

INVESTMENTS, AT COST                                               $ 14,447,759     $  6,852,209     $ 24,373,789     $ 30,786,136

PROCEEDS FROM SECURITIES SOLD SHORT                                          --        1,403,473               --               --

CLASS A SHARES:
    Net Assets                                                     $  4,344,629     $  4,492,729     $ 17,301,389     $ 11,167,911
                                                                   ------------     ------------     ------------     ------------
    Shares of Beneficial interest outstanding                           410,443          367,197        1,186,086          641,990
                                                                   ------------     ------------     ------------     ------------
    Net Asset Value per share                                      $      10.59     $      12.24     $      14.59     $      17.40
                                                                   ============     ============     ============     ============
    Offering price per share                                       $      11.21     $      12.95     $      15.44     $      18.41
                                                                   ============     ============     ============     ============

CLASS B SHARES:
    Net Assets                                                     $  1,209,975     $  1,461,484     $  2,972,396     $    951,833
                                                                   ============     ============     ============     ============
    Shares of Beneficial interest outstanding                           114,521          120,483          207,412           56,030
                                                                   ------------     ------------     ------------     ------------
    Net Asset Value, offering and redemption(1) price per share    $      10.57     $      12.13     $      14.33     $      16.99
                                                                   ============     ============     ============     ============

CLASS C SHARES:
    Net Assets                                                     $ 11,112,765     $  2,257,858     $  7,481,851     $  2,716,123
                                                                   ------------     ------------     ------------     ------------
    Shares of Beneficial interest outstanding                         1,052,690          186,053          528,703          163,473
                                                                   ------------     ------------     ------------     ------------
    Net Asset Value, offering and redemption(1) price per share    $      10.56     $      12.14     $      14.15     $      16.62
                                                                   ============     ============     ============     ============

CLASS I SHARES:
    Net Assets                                                                                       $  1,487,806     $ 24,219,573
                                                                                                     ------------     ------------
    Shares of Beneficial interest outstanding                                                             100,646        1,379,621
                                                                                                     ------------     ------------
    Net Asset Value, offering and redemption price per share                                         $      14.78     $      17.56
                                                                                                     ============     ============
                                                                    VALUE FUNDS              FIXED INCOME FUNDS
                                                                 -----------------     ------------------------------
                                                                    GEEWAX TERKER      FIXED INCOME      INTERMEDIATE
                                                                   CORE VALUE FUND         FUND           BOND FUND
                                                                 -----------------     ------------------------------
ASSETS:
     Investments, at value                                            $ 1,221,579      $ 7,369,365      $   445,161
     Cash                                                                      --               --           63,941
     Deposits with brokers for securities sold short                           --               --               --
     Receivables:
          Dividends and interest                                              795           55,950            2,945
          Fund shares sold                                                     --            7,723               --
          Investment securities sold                                       68,587               --               --
     Prepaid expenses and other assets                                        340           12,555            2,088
                                                                      -----------      -----------      -----------

          TOTAL ASSETS                                                  1,291,301        7,445,593          514,135
                                                                      -----------      -----------      -----------

LIABILITIES:
    Payables:
          Securities sold short, at value                                      --               --               --
          Fund shares redeemed                                                 12            1,467               --
          Investment securities purchased                                  68,863               --               --
          Distributions                                                        --            1,220               --
          Due to custodian                                                     --               --               --
    Accrued expenses                                                        1,270            1,008              939
    Due to advisor (note 2)                                                 1,060            4,073              279
                                                                      -----------      -----------      -----------
          TOTAL LIABILITIES                                                71,205            7,768            1,218
                                                                      -----------      -----------      -----------

NET ASSETS                                                            $ 1,220,096      $ 7,437,825      $   512,917
                                                                      ===========      ===========      ===========

NET ASSETS CONSIST OF:
    Paid-in capital                                                   $ 1,100,415      $ 8,307,485      $ 4,017,174
     Undistributed net investment income                                   (5,537)              --           (2,125)
    Accumulated net realized gain (loss) on investments                   (34,941)      (1,043,408)      (3,505,376)
    Net unrealized appreciation (depreciation) on investments             160,159          173,748            3,244
                                                                      -----------      -----------      -----------
          Total Net Assets                                            $ 1,220,096      $ 7,437,825      $   512,917
                                                                      ===========      ===========      ===========

INVESTMENTS, AT COST                                                  $ 1,061,420      $ 7,195,617      $   441,917

PROCEEDS FROM SECURITIES SOLD SHORT                                            --               --               --

CLASS A SHARES:
    Net Assets                                                        $ 1,220,096      $ 2,078,659      $    76,707
                                                                      -----------      -----------      -----------
    Shares of Beneficial interest outstanding                             112,817          215,950           14,504
                                                                      -----------      -----------      -----------
    Net Asset Value per share                                         $     10.81      $      9.63      $      5.29
                                                                      ===========      ===========      ===========
    Offering price per share                                          $     11.44      $     10.06      $      5.52
                                                                      ===========      ===========      ===========

CLASS B SHARES:
    Net Assets                                                                         $ 1,314,313      $    37,193
                                                                                       -----------      -----------
    Shares of Beneficial interest outstanding                                              137,046            7,074
                                                                                       -----------      -----------
    Net Asset Value, offering and redemption(1) price per share                        $      9.59      $      5.26
                                                                                       ===========      ===========

CLASS C SHARES:
    Net Assets                                                                         $ 3,733,680      $   134,328
                                                                                       -----------      -----------
    Shares of Beneficial interest outstanding                                              389,324           25,564
                                                                                       -----------      -----------
    Net Asset Value, offering and redemption(1) price per share                        $      9.59      $      5.25
                                                                                       ===========      ===========

CLASS I SHARES:
    Net Assets                                                                         $   311,173      $   264,689
                                                                                       -----------      -----------
    Shares of Beneficial interest outstanding                                               32,344           49,747
                                                                                       -----------      -----------
    Net Asset Value, offering and redemption price per share                           $      9.62      $      5.32
                                                                                       ===========      ===========

    The accompanying notes are an integral part of the financial statements.

----------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

                                                                                                   GROWTH FUNDS
                                                                                ----------------------------------------------------
                                                                                    AGGRESSIVE          CORE          SMALL-CAP
                                                                                   GROWTH FUND      EQUITY FUND      GROWTH FUND
                                                                                ----------------------------------------------------
INVESTMENT INCOME

Income:
     Dividends                                                                    $    891,244     $     67,417     $      5,404
     Interest                                                                           59,932              401              123
                                                                                  ------------     ------------     ------------

          TOTAL INCOME                                                                 951,176           67,818            5,527
                                                                                  ------------     ------------     ------------

EXPENSES:
     Investment advisory fees (note 2)                                               1,619,099           59,301           12,642
     Fund administration, accounting, and transfer agent fees (note 2)                 380,389           17,339            4,150
     Custody fees                                                                       16,881            2,956            2,956
     Trustee fees and meeting expenses                                                  58,926            2,567              559
     Legal fees                                                                         40,879            1,319              291
     Audit fees                                                                         21,555              986              209
     Distribution fees- Class A                                                        259,728           10,321              224
     Distribution fees- Class B                                                         76,815              773              503
     Distribution fees- Class C                                                        104,824            1,126            1,038
     President's expense                                                                 8,160              413               82
     Registration and filing expenses                                                   17,779            4,777              538
     Printing expenses                                                                  64,890            2,466              523
     Other operating expenses                                                           77,816            3,570              760
                                                                                  ------------     ------------     ------------

          TOTAL EXPENSES                                                             2,747,741          107,914           24,475

               Less:
               Investment advisory fees waived (note 2)                                     --               --               --

          NET EXPENSES                                                               2,747,741          107,914           24,475
                                                                                  ------------     ------------     ------------

               NET INVESTMENT INCOME (LOSS)                                         (1,796,565)         (40,096)         (18,948)
                                                                                  ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING SHORT SECURITIES)         24,645,357        1,126,167          178,596
     NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                                         --               --               --
     NET REALIZED GAIN (LOSS) FROM OPTIONS                                          (1,299,878)              --               --
     NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS                                    --               --               --
     NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      17,579,979          193,993          268,107
                                                                                  ------------     ------------     ------------

          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    40,925,458        1,320,160          446,703
                                                                                  ------------     ------------     ------------

               NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 39,128,893     $  1,280,064     $    427,755
                                                                                  ============     ============     ============

                                        ----------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                        ----------------------------------------
                          FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

                                                                                           GROWTH FUNDS                VALUE FUNDS
                                                                               -----------------------------------   ---------------
                                                                                    CAPITAL        BIOTECH PHARMA-       MID-CAP-
                                                                               OPPORTUNITIES FUND  HEALTHCARE FUND      VALUE FUND
                                                                               -----------------------------------   ---------------
INVESTMENT INCOME

INCOME:
     Dividends                                                                    $     85,290     $        459     $    149,401
     Interest                                                                              335            9,585            7,760
                                                                                  ------------     ------------     ------------

          TOTAL INCOME                                                                  85,625           10,044          157,161
                                                                                  ------------     ------------     ------------

EXPENSES:
     Investment advisory fees (note 2)                                                  58,412           53,887          107,919
     Fund administration, accounting, and transfer agent fees (note 2)                  21,702           11,417           32,453
     Custody fees                                                                        3,924            6,143            5,707
     Trustee fees and meeting expenses                                                   3,340            1,755            5,060
     Legal fees                                                                          2,740              914            2,674
     Audit fees                                                                          1,231              658            1,775
     Distribution fees- Class A                                                          4,356            4,582           13,604
     Distribution fees- Class B                                                          5,121            8,326           12,814
     Distribution fees- Class C                                                         48,238           11,307           29,310
     President's expense                                                                   484              245              655
     Registration and filing expenses                                                    2,221            3,503            6,618
     Printing expenses                                                                   3,077            1,644            4,445
     Other operating expenses                                                            4,433            2,412            6,388
                                                                                  ------------     ------------     ------------

          TOTAL EXPENSES                                                               159,279          106,793          229,422

               Less:
               Investment advisory fees waived (note 2)                                     --               --               --

          NET EXPENSES                                                                 159,279          106,793          229,422
                                                                                  ------------     ------------     ------------

               NET INVESTMENT INCOME (LOSS)                                            (73,654)         (96,749)         (72,261)
                                                                                  ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING SHORT SECURITIES)          1,036,564          342,674        1,912,037
     NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                                         --           (6,326)              --
     NET REALIZED GAIN (LOSS) FROM OPTIONS                                                  --          (14,820)              --
     NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS                                    --            6,535               --
     NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       1,450,815          346,527        4,585,249
                                                                                  ------------     ------------     ------------

          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     2,487,379          674,590        6,497,286
                                                                                  ------------     ------------     ------------

               NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $  2,413,725     $    577,841     $  6,425,025
                                                                                  ============     ============     ============

                                                                                                                          FIXED
                                                                                           VALUE FUNDS                INCOME FUNDS
                                                                                ---------------------------------   ----------------
                                                                                 SMALL-CAP         GEEWAX TERKER      FIXED INCOME
                                                                                 VALUE FUND       CORE VALUE FUND        FUND
                                                                                ---------------------------------   ----------------
INVESTMENT INCOME

INCOME:
     Dividends                                                                    $    185,342     $      6,183       $         --
     Interest                                                                            2,383               12            156,597
                                                                                  ------------     ------------       ------------

          TOTAL INCOME                                                                 187,725            6,195            156,597
                                                                                  ------------     ------------       ------------

EXPENSES:
     Investment advisory fees (note 2)                                                 140,853            5,875             23,119
     Fund administration, accounting, and transfer agent fees (note 2)                  51,587            1,687             10,746
     Custody fees                                                                        4,193            1,626              2,399
     Trustee fees and meeting expenses                                                  11,060              257              1,595
     Legal fees                                                                          5,546              133                826
     Audit fees                                                                          2,977               98                625
     Distribution fees- Class A                                                         11,566            1,399              2,866
     Distribution fees- Class B                                                          4,372               --              6,589
     Distribution fees- Class C                                                         10,117               --             15,963
     President's expense                                                                 1,153               39                268
     Registration and filing expenses                                                    7,126               23              5,209
     Printing expenses                                                                   8,442              244              1,563
     Other operating expenses                                                           10,748              351              2,228
                                                                                  ------------     ------------       ------------


          TOTAL EXPENSES                                                               269,740           11,732             73,996

               Less:
               Investment advisory fees waived (note 2)                                     --               --                 --

          NET EXPENSES                                                                 269,740           11,732             73,996
                                                                                  ------------     ------------       ------------


               NET INVESTMENT INCOME (LOSS)                                            (82,015)          (5,537)            82,601
                                                                                  ------------     ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING SHORT SECURITIES)          2,562,997          125,599            (31,097)
     NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                                         --               --                 --
     NET REALIZED GAIN (LOSS) FROM OPTIONS                                                  --               --                 --
     NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS                                    --               --                 --
     NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       4,482,327           52,418           (108,037)
                                                                                  ------------     ------------       ------------

          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     7,045,324          178,017           (139,134)
                                                                                  ------------     ------------       ------------

               NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $  6,963,309     $    172,480       $    (56,533)
                                                                                  ============     ============       ============

                                                                                     FIXED
                                                                                  INCOME FUNDS
                                                                                ---------------
                                                                                  INTERMEDIATE
                                                                                    BOND FUND
                                                                                ---------------
INVESTMENT INCOME

INCOME:
     Dividends                                                                    $         --
     Interest                                                                            3,854
                                                                                  ------------

          Total Income                                                                   3,854
                                                                                  ------------

EXPENSES:
     Investment advisory fees (note 2)                                                   1,801
     Fund administration, accounting, and transfer agent fees (note 2)                     847
     Custody fees                                                                        1,020
     Trustee fees and meeting expenses                                                     132
     Legal fees                                                                             66
     Audit fees                                                                             53
     Distribution fees- Class A                                                            162
     Distribution fees- Class B                                                            207
     Distribution fees- Class C                                                            718
     President's expense                                                                    21
     Registration and filing expenses                                                      659
     Printing expenses                                                                     124
     Other operating expenses                                                              169
                                                                                  ------------

          TOTAL EXPENSES                                                                 5,979

               Less:
               Investment advisory fees waived (note 2)                                     --

          NET EXPENSES                                                                   5,979
                                                                                  ------------

               NET INVESTMENT INCOME (LOSS)                                             (2,125)
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING SHORT SECURITIES)           (431,968)
     NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                                         --
     NET REALIZED GAIN (LOSS) FROM OPTIONS                                                  --
     NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS                                    --
     NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                         447,714
                                                                                  ------------

          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        15,746
                                                                                  ------------

               NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $     13,621
                                                                                  ============

    The accompanying notes are in integral part of the financial statements.

----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------

                                                                                                   GROWTH FUNDS
                                                                                ----------------------------------------------------
                                                                                  AGGRESSIVE        CORE EQUITY         SMALL-CAP
                                                                                  GROWTH FUND           FUND           GROWTH FUND
                                                                                ----------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                 $ (1,796,565)      $    (40,096)      $   (18,948)
                                                                                  ------------       ------------       -----------
     Net realized gain (loss) on from investment transactions                       23,345,479          1,126,167           178,596
     Net unrealized appreciation (depreciation) on investments                      17,579,979            193,993           268,107
                                                                                  ------------       ------------       -----------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $ 39,128,893       $  1,280,064       $   427,755
                                                                                  ------------       ------------       -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                        --                 --                --
     Net investment income - Class B                                                        --                 --                --
     Net investment income - Class C                                                        --                 --                --
     Net investment income - Class I                                                        --                 --                --
     Net realized capital gain - Class A                                                    --                 --                --
     Net realized capital gain - Class B                                                    --                 --                --
     Net realized capital gain - Class C                                                    --                 --                --
     Net realized capital gain - Class I                                                    --                 --                --
                                                                                  ------------       ------------       -----------
        TOTAL DISTRIBUTIONS                                                                 --                 --                --
                                                                                  ------------       ------------       -----------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)        67,908,492             (5,078)          189,566
                                                                                  ------------       ------------       -----------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                               107,037,385          1,274,986           617,321

NET ASSETS
     Beginning of period                                                           183,453,918         10,631,121         2,035,979
                                                                                  ------------       ------------       -----------
     End of period                                                                $290,491,303       $ 11,906,107       $ 2,653,300
                                                                                  ============       ============       ===========

FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                 $ (2,217,236)      $   (124,933)      $   (50,760)
     Net realized gain (loss) on from investment transactions                      (11,502,382)        (1,336,731)         (430,607)
     Net unrealized appreciation (depreciation) on investments                      20,248,232          1,286,453           (44,601)
                                                                                  ------------       ------------       -----------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $  6,528,614       $   (175,211)      $  (525,968)
                                                                                  ------------       ------------       -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                        --                 --                --
     Net investment income - Class B                                                        --                 --                --
     Net investment income - Class C                                                        --                 --                --
     Net investment income - Class I                                                        --                 --                --
     Net realized capital gain - Class A                                                    --                 --                --
     Net realized capital gain - Class B                                                    --                 --                --
     Net realized capital gain - Class C                                                    --                 --                --
     Net realized capital gain - Class I                                                    --                 --                --
                                                                                  ------------       ------------       -----------
        TOTAL DISTRIBUTIONS                                                                 --                 --                --
                                                                                  ------------       ------------       -----------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)        (2,022,720)        (2,581,506)       (1,271,507)
                                                                                  ------------       ------------       -----------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                                 4,505,894         (2,756,717)       (1,797,475)

NET ASSETS
     Beginning of period                                                           178,948,024         13,387,838         3,833,454
                                                                                  ------------       ------------       -----------
     End of period                                                                $183,453,918       $ 10,631,121       $ 2,035,979
                                                                                  ============       ============       ===========

                                        ----------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                        ----------------------------------------

                                                                                            GROWTH FUNDS
                                                                                -------------------------------------
                                                                                     CAPITAL         BIOTECH PHARMA-
                                                                                OPPORTUNITIES FUND   HEALTHCARE FUND
                                                                                -------------------------------------
INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                  $    (73,654)       $    (96,749)
     Net realized gain (loss) on from investment transactions                         1,036,564             328,063
     Net unrealized appreciation (depreciation) on investments                        1,450,815             346,527
                                                                                   ------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $  2,413,725        $    577,841
                                                                                   ------------        ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                         --                  --
     Net investment income - Class B                                                         --                  --
     Net investment income - Class C                                                         --                  --
     Net investment income - Class I                                                         --                  --
     Net realized capital gain - Class A                                                (41,921)           (264,975)
     Net realized capital gain - Class B                                                (11,949)            (81,136)
     Net realized capital gain - Class C                                               (109,778)           (116,257)
     Net realized capital gain - Class I                                                     --                  --
                                                                                   ------------        ------------
        TOTAL DISTRIBUTIONS                                                            (163,648)           (462,368)
                                                                                   ------------        ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)          1,888,691           2,332,971
                                                                                   ------------        ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                                  4,138,768           2,448,444

NET ASSETS
     Beginning of period                                                             12,528,601           5,763,627
                                                                                   ------------        ------------
     End of period                                                                 $ 16,667,369        $  8,212,071
                                                                                   ============        ============

FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                  $    (59,116)       $    (38,653)
     Net realized gain (loss) on from investment transactions                          (515,214)            460,204
     Net unrealized appreciation (depreciation) on investments                          825,871             214,214
                                                                                   ------------        ------------
        Net increase (decrease) in net assets resulting from operations            $    251,541        $    635,765
                                                                                   ------------        ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                         --                  --
     Net investment income - Class B                                                         --                  --
     Net investment income - Class C                                                         --                  --
     Net investment income - Class I                                                         --                  --
     Net realized capital gain - Class A                                                     --                  --
     Net realized capital gain - Class B                                                     --                  --
     Net realized capital gain - Class C                                                     --                  --
     Net realized capital gain - Class I                                                     --                  --
                                                                                   ------------        ------------
        TOTAL DISTRIBUTIONS                                                                  --                  --
                                                                                   ------------        ------------

 CAPITAL SHARE TRANSACTIONS

     Increase (decrease) in net assets from Fund share transactions (note 9)          7,750,655           5,127,862
                                                                                   ------------        ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                                  8,002,196           5,763,627

NET ASSETS
     Beginning of period                                                              4,526,405                  --
                                                                                   ------------        ------------
     End of period                                                                 $ 12,528,601        $  5,763,627
                                                                                   ============        ============

                                                                                                  VALUE FUNDS
                                                                                -------------------------------------------------
                                                                                  MID-CAP         SMALL-CAP       GEEWAX TERKER
                                                                                 VALUE FUND      VALUE FUND      CORE VALUE FUND
                                                                                -------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                               $    (72,261)    $    (82,015)    $     (5,537)
     Net realized gain (loss) on from investment transactions                      1,912,037        2,562,997          125,599
     Net unrealized appreciation (depreciation) on investments                     4,585,249        4,482,327           52,418
                                                                                ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from operations         $  6,425,025     $  6,963,309     $    172,480
                                                                                ------------     ------------     ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                      --               --               --
     Net investment income - Class B                                                      --               --               --
     Net investment income - Class C                                                      --               --               --
     Net investment income - Class I                                                      --               --               --
     Net realized capital gain - Class A                                                  --          (18,624)              --
     Net realized capital gain - Class B                                                  --           (1,687)              --
     Net realized capital gain - Class C                                                  --           (4,664)              --
     Net realized capital gain - Class I                                                  --          (41,521)              --
                                                                                ------------     ------------     ------------
        TOTAL DISTRIBUTIONS                                                               --          (66,496)              --
                                                                                ------------     ------------     ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)       6,589,855        7,410,139            2,848
                                                                                ------------     ------------     ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                              13,014,880       14,306,952          175,328

NET ASSETS
     Beginning of period                                                          16,228,562       24,748,488        1,044,768
                                                                                ------------     ------------     ------------
     End of period                                                              $ 29,243,442     $ 39,055,440     $  1,220,096
                                                                                ============     ============     ============

FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                               $    (38,051)    $   (368,833)    $     (9,089)
     Net realized gain (loss) on from investment transactions                     (2,520,445)      (1,419,220)        (160,540)
     Net unrealized appreciation (depreciation) on investments                     1,180,131        1,767,613          178,577
                                                                                ------------     ------------     ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (1,378,365)    $    (20,440)    $      8,948
                                                                                ------------     ------------     ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                      --               --               --
     Net investment income - Class B                                                      --               --               --
     Net investment income - Class C                                                      --               --               --
     Net investment income - Class I                                                      --               --               --
     Net realized capital gain - Class A                                            (234,664)        (452,591)              --
     Net realized capital gain - Class B                                             (99,527)         (39,453)              --
     Net realized capital gain - Class C                                            (238,039)         (64,894)              --
     Net realized capital gain - Class I                                             (44,211)      (1,005,418)              --
                                                                                ------------     ------------     ------------
        TOTAL DISTRIBUTIONS                                                         (616,441)      (1,562,356)              --
                                                                                ------------     ------------     ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)      (1,466,876)          14,171           79,052
                                                                                ------------     ------------     ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                              (3,461,682)      (1,568,625)          88,000

NET ASSETS
     Beginning of period                                                          19,690,244       26,317,113          956,768
                                                                                ------------     ------------     ------------
     End of period                                                              $ 16,228,562     $ 24,748,488     $  1,044,768
                                                                                ============     ============     ============

                                                                                           FIXED INCOME FUNDS
                                                                                ---------------------------------------
                                                                                   FIXED INCOME         INTERMEDIATE
                                                                                      FUND                BOND FUND
                                                                                ---------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                  $     82,601        $     (2,125)
     Net realized gain (loss) on from investment transactions                           (31,097            (431,968)
     Net unrealized appreciation (depreciation) on investments                         (108,037             447,714
                                                                                   ------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $    (56,533)       $     13,621
                                                                                   ------------        ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                    (30,802)                 --
     Net investment income - Class B                                                    (13,749)                 --
     Net investment income - Class C                                                    (33,239)                 --
     Net investment income - Class I                                                     (4,811)                 --
     Net realized capital gain - Class A                                                     --                  --
     Net realized capital gain - Class B                                                     --                  --
     Net realized capital gain - Class C                                                     --                  --
     Net realized capital gain - Class I                                                     --                  --
                                                                                   ------------        ------------
        TOTAL DISTRIBUTIONS                                                             (82,601)                 --
                                                                                   ------------        ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)           (323,524)            (33,212)
                                                                                   ------------        ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (462,658)            (19,591)

NET ASSETS
     Beginning of period                                                              7,900,483)            532,508
                                                                                   ------------        ------------
     End of period                                                                 $  7,437,825        $    512,917
                                                                                   ============        ============

FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
 OPERATIONS
     Net investment income (loss)                                                  $    510,296        $     97,503
     Net realized gain (loss) on from investment transactions                          (524,505)         (1,698,973)
     Net unrealized appreciation (depreciation) on investments                           60,751             859,934
                                                                                   ------------        ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $     46,542        $   (741,536)
                                                                                   ------------        ------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A                                                   (342,901)            (19,896)
     Net investment income - Class B                                                    (60,621)            (13,204)
     Net investment income - Class C                                                    (86,750)            (10,851)
     Net investment income - Class I                                                    (20,024)            (53,552)
     Net realized capital gain - Class A                                                     --                  --
     Net realized capital gain - Class B                                                     --                  --
     Net realized capital gain - Class C                                                     --                  --
     Net realized capital gain - Class I                                                     --                  --
                                                                                   ------------        ------------
        TOTAL DISTRIBUTIONS                                                            (510,296)            (97,503)
                                                                                   ------------        ------------

 CAPITAL SHARE TRANSACTIONS
     Increase (decrease) in net assets from Fund share transactions (note 9)         (4,405,344)         (6,786,425)
                                                                                   ------------        ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (4,869,098)         (7,625,464)

NET ASSETS
     Beginning of period                                                             12,769,581           8,157,972
                                                                                   ------------        ------------
     End of period                                                                 $  7,900,483        $    532,508
                                                                                   ============        ============

    The accompanying notes are in integral part of the financial statements.

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
AGGRESSIVE GROWTH FUND

                                                                                           CLASS A
                                                              -------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                 SIX MONTHS                                        JULY 6, 2000
                                                                    ENDED            YEAR             YEAR       (COMMENCEMENT OF
                                                              DECEMBER 31, 2003      ENDED            ENDED       OPERATIONS) TO
                                                                 (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------  -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $16.67            $16.03           $18.69          $22.64
                                                                    ------            ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                                   (0.12)            (0.19)           (0.16)           0.17
      Net realized and unrealized gain on investments                 2.92              0.83            (2.46)          (1.24)
                                                                    ------            ------           ------          ------
          TOTAL FROM INVESTMENT OPERATIONS                            2.80              0.64            (2.62)          (1.07)
                                                                    ------            ------           ------          ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                             --                --            (0.04)          (0.34)
      Net realized capital gain                                         --                --               --           (2.54)
      Distribution in excess of net realized gain                       --                --               --              --
                                                                    ------            ------           ------          ------
          TOTAL DISTRIBUTIONS                                           --                --            (0.04)          (2.88)
                                                                    ------            ------           ------          ------

NET ASSET VALUE-END OF PERIOD                                       $19.47            $16.67           $16.03          $18.69
                                                                    ======            ======           ======          ======

TOTAL RETURN                                                         16.80%(b)          3.99%          (14.03)%         (5.06)%(b)

RATIOS/SUPPLEMENTAL DATA

      NET ASSETS, END OF PERIOD (000'S OMITTED)                   $242,544          $149,677         $159,755         $64,637

      RATIO OF EXPENSES TO AVERAGE NET ASSETS:
          Before expense reimbursements and waived fees               2.10%(a)          2.16%            2.20%           2.32%(a)
          After expense reimbursements and waived fees                2.10%(a)          2.16%            2.20%           2.32%(a)

      RATIO OF NET INVESTMENT INCOME (LOSS) TO
       AVERAGE NET ASSETS:
          Before expense reimbursements and waived fees              (1.34)%(a)        (1.24)%          (0.93)%          0.88%(a)
          After expense reimbursements and waived fees               (1.34)%(a)        (1.24)%          (0.93)%          0.88%(a)

      PORTFOLIO TURNOVER RATE                                       204.97%           401.43%          523.87%         641.59%

                                                                                         CLASS B
                                                             ---------------------------------------------------------------------
                                                                                                                     FOR THE
                                                                                                                   PERIOD FROM
                                                                 SIX MONTHS                                        AUGUST 1, 2000
                                                                   ENDED            YEAR             YEAR        (COMMENCEMENT OF
                                                             DECEMBER 31, 2003      ENDED            ENDED        OPERATIONS) TO
                                                                (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                             -----------------  -------------    -------------   ----------------
 NET ASSET VALUE, BEGINNING OF PERIOD                              $16.41            $15.90           $18.66           $22.89
                                                                   ------            ------           ------           ------
 INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss)                                (0.18)            (0.31)           (0.31)           (0.06)
        Net realized and unrealized gain on investments              2.87              0.82            (2.43)           (1.32)
                                                                   ------            ------           ------           ------
             TOTAL FROM INVESTMENT OPERATIONS                        2.69              0.51            (2.74)           (1.38)
                                                                   ------            ------           ------           ------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                          --                --            (0.02)           (0.31)
        Net realized capital gain                                      --                --               --            (2.54)
        Distribution in excess of net realized gain                    --                --               --              --
                                                                   ------            ------           ------           ------
             TOTAL DISTRIBUTIONS                                       --                --            (0.02)           (2.85)
                                                                   ------            ------           ------           ------
 NET ASSET VALUE-END OF PERIOD                                     $19.10            $16.41           $15.90           $18.66
                                                                   ======            ======           ======           ======

 TOTAL RETURN                                                       16.39%(b)          3.21%          (14.69)%          (6.33)%(b)

 RATIOS/SUPPLEMENTAL DATA

        NET ASSETS, END OF PERIOD (000'S OMITTED)                 $16,393           $14,054           $9,077           $2,023

        RATIO OF EXPENSES TO AVERAGE NET ASSETS:
             Before expense reimbursements and waived fees           2.85%(a)          2.91%            2.95%            3.07%(a)
             After expense reimbursements and waived fees            2.85%(a)          2.91%            2.95%            3.07%(a)

        RATIO OF NET INVESTMENT INCOME (LOSS) TO
         AVERAGE NET ASSETS:
             Before expense reimbursements and waived fees         (2.09)%(a)         (1.99)%          (1.68)%           0.13%(a)
             After expense reimbursements and waived fees          (2.09)%(a)         (1.99)%          (1.68)%           0.13%(a)

        PORTFOLIO TURNOVER RATE                                   204.97%            401.43%          523.87%          641.59%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                          AGGRESSIVE GROWTH FUND

                                                                                              CLASS C
                                                                -------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                    SIX MONTHS                                       JULY 11, 2000
                                                                      ENDED            YEAR             YEAR       (COMMENCEMENT OF
                                                                DECEMBER 31, 2003      ENDED            ENDED       OPERATIONS) TO
                                                                   (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                                -----------------  -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $16.36            $15.85           $18.59          $22.83
                                                                      ------            ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.19)            (0.31)           (0.30)          (0.01)
       Net realized and unrealized gain on investments                  2.87              0.82            (2.42)          (1.39)
                                                                      ------            ------           ------          ------
            TOTAL FROM INVESTMENT OPERATIONS                            2.68              0.51            (2.72)          (1.40)
                                                                      ------            ------           ------          ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --            (0.02)          (0.30)
       Net realized capital gain                                          --                --               --           (2.54)
       Distribution in excess of net realized gain                        --                --               --              --
                                                                      ------            ------           ------          ------
            TOTAL DISTRIBUTIONS                                           --                --            (0.02)          (2.84)
                                                                      ------            ------           ------          ------

NET ASSET VALUE-END OF PERIOD                                         $19.04            $16.36           $15.85          $18.59
                                                                      ======            ======           ======          ======

TOTAL RETURN                                                           16.38%(b)          3.22%          (14.66)%         (6.49)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $26,246           $15,047           $5,376          $1,469

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.85%(a)          2.91%            2.95%           3.07%(a)
            After expense reimbursements and waived fees                2.85%(a)          2.91%            2.95%           3.07%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (2.09)%(a)        (1.99)%          (1.68)%          0.13%(a)
            After expense reimbursements and waived fees               (2.09)%(a)        (1.99)%          (1.68)%          0.13%(a)

       PORTFOLIO TURNOVER RATE                                        204.97%           401.43%          523.87%         641.59%

                                                                                        INSTITUTIONAL CLASS
                                                               ---------------------------------------------------------------------
                                                                                                                         FOR THE
                                                                                                                      PERIOD FROM
                                                                  SIX MONTHS                                          JULY 20, 2000
                                                                    ENDED               YEAR             YEAR       (COMMENCEMENT OF
                                                               DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)        JUNE 30, 2003    JUNE 30, 2002   JUNE 30, 2001
                                                               -----------------    -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $16.76            $16.08           $18.72           $23.16
                                                                     ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.10)            (0.15)           (0.09)            0.28
       Net realized and unrealized gain on investments                 2.94              0.83            (2.50)           (1.82)
                                                                     ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           2.84              0.68            (2.59)           (1.54)
                                                                     ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --            (0.05)           (0.36)
       Net realized capital gain                                         --                --               --            (2.54)
       Distribution in excess of net realized gain                       --                --               --               --
                                                                     ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                          --                --            (0.05)           (2.90)
                                                                     ------            ------           ------           ------
NET ASSET VALUE-END OF PERIOD                                        $19.60            $16.76           $16.08           $18.72
                                                                     ======            ======           ======           ======

TOTAL RETURN                                                          16.95%(b)         4.23%           (13.86)%          (6.92)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $5,308            $4,676           $4,740           $4,229

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              1.85%(a)          1.91%            1.95%            2.07%(a)
            After expense reimbursements and waived fees               1.85%(a)          1.91%            1.95%            2.07%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.09)%(a)       (1.32)%           (0.68)%           1.13%(a)
            After expense reimbursements and waived fees              (1.09)%(a)       (1.32)%           (0.68)%           1.13%(a)

       PORTFOLIO TURNOVER RATE                                       204.97%           401.43%          523.87%          641.59%

                                                                                    NO LOAD CLASS
                                                                  -----------------------------------------------
                                                                      YEAR             YEAR             YEAR
                                                                      ENDED            ENDED            ENDED
                                                                  JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 1998
                                                                  -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $14.10            $12.01           $11.16
                                                                      ------            ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     0.24              0.12               --
       Net realized and unrealized gain on investments                  9.88              5.54             2.69
                                                                      ------            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           10.12              5.66             2.69
                                                                      ------            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (0.06)            (0.12)              --
       Net realized capital gain                                       (1.52)            (3.45)           (1.38)
       Distribution in excess of net realized gain                        --                --            (0.46)
                                                                      ------            ------           ------
            TOTAL DISTRIBUTIONS                                        (1.58)            (3.57)           (1.84)
                                                                      ------            ------           ------

NET ASSET VALUE-END OF PERIOD                                         $22.64            $14.10           $12.01
                                                                      ======            ======           ======

TOTAL RETURN                                                           73.68%            49.44%           26.57%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $18,463            $3,865           $1,714

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.02%             2.84%            8.09%
            After expense reimbursements and waived fees                1.57%             1.35%            1.35%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.40%           (0.45)%          (6.72)%
            After expense reimbursements and waived fees                1.84%             1.04%          (0.04)%

       PORTFOLIO TURNOVER RATE                                        886.14%          1696.00%          887.13%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
CORE EQUITY FUND

                                                                                              CLASS A
                                                               --------------------------------------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED             YEAR             YEAR             YEAR
                                                               DECEMBER 31, 2003       ENDED            ENDED            ENDED
                                                                  (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                               -----------------   -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.69             $9.64           $12.48           $20.31
                                                                       -----             -----           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.04)            (0.11)           (0.15)           (0.25)
       Net realized and unrealized gain on investments                  1.20              0.16            (2.69)           (7.28)
                                                                       -----             -----           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            1.16              0.05            (2.84)           (7.53)
                                                                       -----             -----           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --               --
       Net realized capital gain                                          --                --               --            (0.30)
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----             -----           ------           ------
            TOTAL DISTRIBUTIONS                                           --                --               --            (0.30)
                                                                       -----             -----           ------           ------

NET ASSET VALUE-END OF PERIOD                                         $10.85             $9.69            $9.64           $12.48
                                                                      ======             =====            =====           ======

TOTAL RETURN                                                           11.97%(b)          0.52%         (22.76)%         (37.33)%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $8,751            $7,687          $10,504          $13,888

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.94%(a)          2.02%            2.21%            2.11%
            After expense reimbursements and waived fees                1.94%(a)          2.02%            2.21%            2.11%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (0.74)%(a)       (1.18)%          (1.32)%          (1.58)%
            After expense reimbursements and waived fees               (0.74)%(a)       (1.18)%          (1.32)%          (1.58)%

       PORTFOLIO TURNOVER RATE                                        126.35%           223.82%          124.48%          127.53%

                                                                                            CLASS B
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                       NOVEMBER 14, 2000
                                                                    ENDED             YEAR            YEAR         (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED           ENDED          OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------   -------------    -------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $9.50             $9.52           $12.42           $16.97
                                                                      -----             -----           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.08)            (0.17)           (0.23)           (0.19)
       Net realized and unrealized gain on investments                 1.18              0.15            (2.67)           (4.06)
                                                                      -----             -----           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           1.10             (0.02)           (2.90)           (4.25)
                                                                      -----             -----           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                         --                --               --            (0.30)
       Distribution in excess of net realized gain                       --                --               --               --
                                                                      -----             -----           ------           ------
            TOTAL DISTRIBUTIONS                                          --                --               --            (0.30)
                                                                      -----             -----           ------           ------

NET ASSET VALUE-END OF PERIOD                                        $10.60             $9.50            $9.52           $12.42
                                                                     ======             =====            =====           ======

TOTAL RETURN                                                          11.58%(b)        (0.21)%         (23.35)%          (25.36)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                       $174              $124              $89             $112

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.69%(a)          2.77%            2.96%            2.86%(a)
            After expense reimbursements and waived fees               2.69%(a)          2.77%            2.96%            2.86%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.49)(a)         (1.93)%          (2.07)%          (2.33)%(a)
            After expense reimbursements and waived fees              (1.49)(a)         (1.93)%          (2.07)%          (2.33)%(a)

       PORTFOLIO TURNOVER RATE                                       126.35%           223.82%          124.48%          127.53%


(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                CORE EQUITY FUND

                                                                                             CLASS C
                                                              --------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED             YEAR             YEAR             YEAR
                                                              DECEMBER 31, 2003       ENDED            ENDED            ENDED
                                                                  (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------   -------------    -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.44             $9.46           $12.34           $20.33
                                                                       -----             -----           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.07)            (0.18)           (0.23)           (0.34)
       Net realized and unrealized gain on investments                  1.17              0.16            (2.65)           (7.35)
                                                                       -----             -----           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            1.10             (0.02)           (2.88)           (7.69)
                                                                       -----             -----           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --               --
       Net realized capital gain                                          --                --               --            (0.30)
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----             -----           ------           ------
            TOTAL DISTRIBUTIONS                                           --                --               --            (0.30)
                                                                       -----             -----           ------           ------

NET ASSET VALUE-END OF PERIOD                                         $10.54             $9.44            $9.46           $12.34
                                                                      ======             =====            =====           ======

TOTAL RETURN                                                           11.65%(b)         (0.21)%         (23.34)%         (38.09)%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $194              $310             $408             $550

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.69%(a)          2.77%            2.96%            2.86%
            After expense reimbursements and waived fees                2.69%(a)          2.77%            2.96%            2.86%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (1.49)%(a)        (1.93)%          (2.07)%          (2.34)%
            After expense reimbursements and waived fees               (1.49)%(a)        (1.93)%          (2.07)%          (2.34)%

       PORTFOLIO TURNOVER RATE                                        126.35%           223.82%          124.48%          127.53%

                                                                  CLASS C
                                                              ----------------
                                                                  FOR THE
                                                                PERIOD FROM
                                                               JUNE 30, 2000
                                                              (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                JUNE 30, 2000
                                                              ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $19.79
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)
       Net realized and unrealized gain on investments                 0.54
                                                                     ------
            TOTAL FROM INVESTMENT OPERATIONS                           0.54
                                                                     ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --
       Net realized capital gain                                         --
       Distribution in excess of net realized gain                       --
                                                                     ------
            TOTAL DISTRIBUTIONS                                          --
                                                                     ------

NET ASSET VALUE-END OF PERIOD                                        $20.33
                                                                     ======

TOTAL RETURN                                                           2.73%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                         $5

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             28.51%(a)
            After expense reimbursements and waived fees               0.00%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees            (28.51)%(a)
            After expense reimbursements and waived fees               0.00%(a)

       PORTFOLIO TURNOVER RATE                                        82.54%

                                                                                         INSTITUTIONAL CLASS
                                                               ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                   SIX MONTHS                                       JULY 14, 2000
                                                                     ENDED             YEAR            YEAR        (COMMENCEMENT OF
                                                               DECEMBER 31, 2003       ENDED           ENDED        OPERATIONS) TO
                                                                  (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002   JUNE 30, 2001
                                                               -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.23             $9.16           $11.83           $20.37
                                                                    ------             -----           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                  (0.02)            (0.08)           (0.11)           (0.18)
       Net realized and unrealized gain on investments                1.15              0.15            (2.56)           (8.06)
                                                                     -----             -----           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                          1.13              0.07            (2.67)           (8.24)
                                                                     -----             -----           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                            --                --               --               --
       Net realized capital gain                                        --                --               --            (0.30)
       Distribution in excess of net realized gain                      --                --               --               --
                                                                     -----             -----           ------           ------
            TOTAL DISTRIBUTIONS                                         --                --               --            (0.30)
                                                                     -----             -----           ------           ------

NET ASSET VALUE-END OF PERIOD                                       $10.36             $9.23            $9.16           $11.83
                                                                    ======             =====            =====           ======

TOTAL RETURN                                                         12.24%(b)          0.76%         (22.57)%          (40.71)(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                    $2,787            $2,511           $2,387           $4,252

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             1.69%(a)          1.77%            1.96%            1.86%(a)
            After expense reimbursements and waived fees              1.69%(a)          1.77%            1.96%            1.86%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees            (0.49)%(a)        (0.93)%          (1.07)%          (1.33)%(a)
            After expense reimbursements and waived fees             (0.49)%(a)        (0.93)%          (1.07)%          (1.33)%(a)

       PORTFOLIO TURNOVER RATE                                      126.35%           223.82%          124.48%          127.53%

                                                                                    NO LOAD CLASS
                                                                 -------------------------------------------------
                                                                      YEAR             YEAR            YEAR
                                                                      ENDED            ENDED           ENDED
                                                                 JUNE 30, 2000     JUNE 30, 1999   JUNE 30, 1998
                                                                 --------------    -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $17.78            $14.42           $11.61
                                                                      ------            ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.18)            (0.06)              --
       Net realized and unrealized gain on investments                  3.09              4.10             2.81
                                                                      ------            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            2.91              4.04             2.81
                                                                      ------            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --
       Net realized capital gain                                       (0.38)            (0.68)              --
       Distribution in excess of net realized gain                        --                --               --
                                                                      ------            ------           ------
            TOTAL DISTRIBUTIONS                                        (0.38)            (0.68)              --
                                                                      ------            ------           ------

NET ASSET VALUE-END OF PERIOD                                         $20.31            $17.78           $14.42
                                                                      ======            ======           ======

TOTAL RETURN                                                           16.34%            28.16%           24.20%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $30,275           $25,407           $4,777

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.70%             1.44%            3.48%
            After expense reimbursements and waived fees                1.48%             1.29%            1.35%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (1.17)%           (0.73)%          (2.10)%
            After expense reimbursements and waived fees               (0.95)%           (0.58)%           0.03%

       PORTFOLIO TURNOVER RATE                                         82.54%            78.45%           64.36%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
SMALL-CAP GROWTH FUND

                                                                                             CLASS A
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                      PERIOD FROM
                                                                  SIX MONTHS                                         JUNE 14, 2001
                                                                    ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED         OPERATIONS) TO
                                                                  (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------   -------------    -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $6.71             $7.71            $8.89            $8.71
                                                                       -----             -----            -----            -----
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                                      (0.06)            (0.15)           (0.20)           (0.01)
     Net realized and unrealized gain on investments                    1.44             (0.85)           (0.98)            0.19
                                                                       -----             -----            -----            -----
         TOTAL FROM INVESTMENT OPERATIONS                               1.38             (1.00)           (1.18)            0.18
                                                                       -----             -----            -----            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                --                --               --               --
     Net realized capital gain                                            --                --               --               --
     Distribution in excess of net realized gain                          --                --               --               --
                                                                       -----             -----            -----            -----
         TOTAL DISTRIBUTIONS                                              --                --               --               --
                                                                       -----             -----            -----            -----

NET ASSET VALUE-END OF PERIOD                                          $8.09             $6.71            $7.71            $8.89
                                                                       =====             =====            =====            =====

TOTAL RETURN                                                           20.57% (b)      (12.97)%         (13.27)%            2.07%(b)

RATIOS/SUPPLEMENTAL DATA

     NET ASSETS, END OF PERIOD (000'S OMITTED)                          $249              $117             $140               $31

     RATIO OF EXPENSES TO AVERAGE NET ASSETS:
         Before expense reimbursements and waived fees                  2.14%(a)          2.63%            2.61%            2.86%(a)
         After expense reimbursements and waived fees                   2.14%(a)          2.63%            2.61%            2.26%(a)

     RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
         Before expense reimbursements and waived fees                 (1.68)%(a)        (2.20)%         (2.35)%          (2.49)%(a)
         After expense reimbursements and waived fees                  (1.68)%(a)        (2.20)%         (2.35)%          (2.02)%(a)

     PORTFOLIO TURNOVER RATE                                           99.61%           250.36%          154.51%          151.73%

                                                                                            CLASS B
                                                              --------------------------------------------------------------------
                                                                                                                     FOR THE
                                                                                                                    PERIOD FROM
                                                                  SIX MONTHS                                       MARCH 15, 2001
                                                                    ENDED            YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003      ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------  -------------    -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $6.61             $7.67            $8.90            $7.96
                                                                      -----             -----            -----            -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.09)            (0.19)           (0.25)           (0.06)
       Net realized and unrealized gain on investments                 1.40             (0.87)           (0.98)            1.00
                                                                      -----             -----            -----            -----
            TOTAL FROM INVESTMENT OPERATIONS                           1.31             (1.06)           (1.23)            0.94
                                                                      -----             -----            -----            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                         --                --               --               --
       Distribution in excess of net realized gain                       --                --               --               --
                                                                      -----             -----            -----            -----
            TOTAL DISTRIBUTIONS                                          --                --               --               --
                                                                      -----             -----            -----            -----

NET ASSET VALUE-END OF PERIOD                                         $7.92             $6.61            $7.67            $8.90
                                                                      =====             =====            =====            =====

TOTAL RETURN                                                          19.82%(b)       (13.82)%         (13.82)%           11.81%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                       $119               $65              $34              $27

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.89%(a)          3.38%            3.36%            3.61%(a)
            After expense reimbursements and waived fees               2.89%(a)          3.38%            3.36%            3.01%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (2.43)%(a)        (2.95)%          (3.10)%          (3.24)%(a)
            After expense reimbursements and waived fees              (2.43)%(a)        (2.95)%          (3.10)%          (2.77)%(a)

       PORTFOLIO TURNOVER RATE                                        99.61%           250.36%          154.51%          151.73%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                           SMALL-CAP GROWTH FUND

                                                                                       CLASS C
                                                                -----------------------------------------------------
                                                                                                        FOR THE
                                                                                                      PERIOD FROM
                                                                   SIX MONTHS                       OCTOBER 17, 2001
                                                                      ENDED             YEAR       (COMMENCEMENT OF
                                                                DECEMBER 31, 2003       ENDED        OPERATIONS) TO
                                                                    (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002
                                                                -----------------   -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $6.64             $7.67            $7.50
                                                                       -----             -----            -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.09)            (0.19)           (0.20)
       Net realized and unrealized gain on investments                  1.42             (0.84)            0.37
                                                                       -----             -----            -----
            TOTAL FROM INVESTMENT OPERATIONS                            1.33             (1.03)            0.17
                                                                       -----             -----            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --
       Net realized capital gain                                          --                --               --
       Distribution in excess of net realized gain                        --                --               --
                                                                       -----             -----            -----
            TOTAL DISTRIBUTIONS                                           --                --               --
                                                                       -----             -----            -----

NET ASSET VALUE-END OF PERIOD                                          $7.97             $6.64            $7.67
                                                                       =====             =====            =====

TOTAL RETURN                                                           20.03%(b)        (13.43)%           2.27%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $257              $174              $66

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.89%(a)          3.38%            3.36%(a)
            After expense reimbursements and waived fees                2.89%(a)          3.38%            3.36%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (2.43)%(a)        (2.95)%           (3.10)%(a)
            After expense reimbursements and waived fees               (2.43)%(a)        (2.95)%           (3.10)%(a)

       PORTFOLIO TURNOVER RATE                                         99.61%           250.36%          154.51%

                                                                                      INSTITUTIONAL CLASS
                                                             ----------------------------------------------------------------------
                                                                                                                     FOR THE
                                                                                                                   PERIOD FROM
                                                                 SIX MONTHS                                     SEPTEMBER 18, 2000
                                                                   ENDED            YEAR             YEAR       (COMMENCEMENT OF
                                                             DECEMBER 31, 2003      ENDED            ENDED        OPERATIONS) TO
                                                                (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                             -----------------  -------------    -------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $6.86             $7.77            $8.93           $10.00
                                                                     -----             -----            -----           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                  (0.06)            (0.12)           (0.17)           (0.11)
       Net realized and unrealized gain on investments                1.48             (0.79)           (0.99)           (0.96)
                                                                     -----             -----            -----           ------
            TOTAL FROM INVESTMENT OPERATIONS                          1.42             (0.91)           (1.16)           (1.07)
                                                                     -----             -----            -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                            --                --               --               --
       Net realized capital gain                                        --                --               --               --
       Distribution in excess of net realized gain                      --                --               --               --
                                                                     -----             -----            -----           ------
            TOTAL DISTRIBUTIONS                                         --                --               --               --
                                                                     -----             -----            -----           ------

NET ASSET VALUE-END OF PERIOD                                        $8.28             $6.86           $7.77             $8.93
                                                                     =====             =====           =====             =====

TOTAL RETURN                                                         20.70%(b)        (11.71)%        (12.99)%          (10.70)(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                    $2,028            $1,680          $3,593            $3,978

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             1.89%(a)          2.38%           2.36%             2.61%(a)
            After expense reimbursements and waived fees              1.89%(a)          2.38%           2.36%             2.01%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees            (1.43)%(a)        (1.95)%         (2.10)%           (2.24)%(a)
            After expense reimbursements and waived fees             (1.43)%(a)        (1.95)%         (2.10)%           (1.77)%(a)

       PORTFOLIO TURNOVER RATE                                       99.61%           250.36%         154.51%           151.73%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
CAPITAL OPPORTUNITIES FUND

                                                                                           CLASS A
                                                                     ---------------------------------------------------
                                                                                                             FOR THE
                                                                                                           PERIOD FROM
                                                                        SIX MONTHS                       JANUARY 31, 2002
                                                                          ENDED             YEAR        (COMMENCEMENT OF
                                                                     DECEMBER 31, 2003      ENDED         OPERATIONS) TO
                                                                        (UNAUDITED)     JUNE 30, 2003     JUNE 30, 2002
                                                                     -----------------  -------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $9.05             $9.43           $10.00
                                                                             -----             -----           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                          (0.02)            (0.03)           (0.04)
       Net realized and unrealized gain on investments                        1.67             (0.35)           (0.53)
                                                                             -----             -----           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.65             (0.38)           (0.57)
                                                                             -----             -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --                --               --
       Net realized capital gain                                             (0.11)               --               --
       Distribution in excess of net realized gain                              --                --               --
                                                                             -----             -----           ------
            TOTAL DISTRIBUTIONS                                              (0.11)               --               --
                                                                             -----             -----           ------

NET ASSET VALUE-END OF PERIOD                                               $10.59             $9.05            $9.43
                                                                            ======             =====            =====

TOTAL RETURN                                                                 18.23%(b)         (4.03)%          (5.70)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                            $4,345            $2,868           $2,044

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     1.68%(a)          2.05%             2.53%(a)
            After expense reimbursements and waived fees                      1.68%(a)          2.05%             2.53%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                    (0.48)%(a)        (0.28)%           (1.09)%(a)
            After expense reimbursements and waived fees                     (0.48)%(a)        (0.28)%           (1.09)%(a)

       PORTFOLIO TURNOVER RATE                                              132.64%           692.80%           180.94%


(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                      CAPITAL OPPORTUNITIES FUND

                                                                                           CLASS B
                                                                     ---------------------------------------------------
                                                                                                            FOR THE
                                                                                                          PERIOD FROM
                                                                         SIX MONTHS                       MAY 2, 2002
                                                                           ENDED             YEAR       (COMMENCEMENT OF
                                                                     DECEMBER 31, 2003       ENDED        OPERATIONS) TO
                                                                        (UNAUDITED)     JUNE 30, 2003     JUNE 30, 2002
                                                                     -----------------  -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $9.05            $9.50           $10.01
                                                                             -----            -----           ------

INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                          (0.05)           (0.08)           (0.03)
       Net realized and unrealized gain on investments                        1.68            (0.37)           (0.48)
                                                                             -----            -----           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.63            (0.45)           (0.51)
                                                                             -----            -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --               --               --
       Net realized capital gain                                             (0.11)              --               --
       Distribution in excess of net realized gain                              --               --               --
                                                                             -----            -----           ------
            TOTAL DISTRIBUTIONS                                              (0.11)              --               --
                                                                             -----            -----           ------

NET ASSET VALUE-END OF PERIOD                                               $10.57            $9.05            $9.50
                                                                            ======            =====            =====

TOTAL RETURN                                                                 18.01%(b)        (4.74)%          (5.10)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                            $1,210             $926             $374

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     2.43%(a)         2.80%            3.28%(a)
            After expense reimbursements and waived fees                      2.43%(a)         2.80%            3.28%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                    (1.23)%(a)       (1.03)%          (1.84)%(a)
            After expense reimbursements and waived fees                     (1.23)%(a)       (1.03)%          (1.84)%(a)

       PORTFOLIO TURNOVER RATE                                              132.64%          692.80%          180.94%

                                                                                           CLASS C
                                                                    ----------------------------------------------------
                                                                                                            FOR THE
                                                                                                          PERIOD FROM
                                                                         SIX MONTHS                       MAY 2, 2002
                                                                           ENDED             YEAR       (COMMENCEMENT OF
                                                                     DECEMBER 31, 2003       ENDED        OPERATIONS) TO
                                                                        (UNAUDITED)     JUNE 30, 2003     JUNE 30, 2002
                                                                     -----------------  -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $9.05            $9.50           $10.01
                                                                             -----            -----           ------

INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                          (0.06)           (0.09)           (0.03)
       Net realized and unrealized gain on investments                        1.68            (0.36)           (0.48)
                                                                             -----            -----           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.62            (0.45)           (0.51)
                                                                             -----            -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --               --               --
       Net realized capital gain                                             (0.11)              --               --
       Distribution in excess of net realized gain                              --               --               --
                                                                             -----            -----           ------
            TOTAL DISTRIBUTIONS                                              (0.11)              --               --
                                                                             -----            -----           ------

NET ASSET VALUE-END OF PERIOD                                               $10.56            $9.05            $9.50
                                                                            ======            =====            =====

TOTAL RETURN                                                                 17.90%(b)        (4.74)%          (5.10)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                           $11,113           $8,735           $2,108

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     2.43%(a)         2.80%            3.28%(a)
            After expense reimbursements and waived fees                      2.43%(a)         2.80%            3.28%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                    (1.23)%(a)       (1.03)%          (1.84)%(a)
            After expense reimbursements and waived fees                     (1.23)%(a)       (1.03)%          (1.84)%(a)

       PORTFOLIO TURNOVER RATE                                              132.64%          692.80%          180.94%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
MID-CAP VALUE FUND

                                                                                               CLASS A
                                                                -------------------------------------------------------------------
                                                                   SIX MONTHS
                                                                      ENDED             YEAR             YEAR             YEAR
                                                                DECEMBER 31, 2003       ENDED            ENDED            ENDED
                                                                   (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                                -----------------   -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.75            $11.80           $11.41           $10.75
                                                                      ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.03)            (0.01)           (0.11)           (0.13)
       Net realized and unrealized gain on investments                  3.87             (0.54)            0.84             0.87
                                                                      ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            3.84             (0.55)            0.73             0.74
                                                                      ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --               --
       Net realized capital gain                                          --             (0.50)           (0.34)           (0.08)
       Distribution in excess of net realized gain                        --                --               --               --
                                                                      ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                           --             (0.50)           (0.34)           (0.08)
                                                                      ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                         $14.59            $10.75           $11.80           $11.41
                                                                      ======            ======           ======           ======

TOTAL RETURN                                                           35.72%(b)        (3.99)%            6.45%           6.95%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $17,301            $8,143           $5,168           $1,405

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.94%(a)          2.11%            2.14%            2.63%
            After expense reimbursements and waived fees                1.94%(a)          2.11%            2.14%            2.63%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (0.41)%(a)          0.02%          (0.83)%          (1.05)%
            After expense reimbursements and waived fees               (0.41)%(a)          0.02%          (0.83)%          (1.05)%

       PORTFOLIO TURNOVER RATE                                         49.57%           122.76%          106.60%          195.06%

                                                                                            CLASS B
                                                             ----------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                 SIX MONTHS                                        JANUARY 4, 2001
                                                                   ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                             DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                             -----------------   -------------    -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.60            $11.71           $11.38           $10.41
                                                                     ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.07)            (0.07)           (0.21)           (0.07)
       Net realized and unrealized gain on investments                 3.80             (0.54)            0.88             1.04
                                                                     ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           3.73             (0.61)            0.67             0.97
                                                                     ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                         --             (0.50)           (0.34)           (0.08)
       Distribution in excess of net realized gain                       --                --               --               --
                                                                     ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                          --             (0.50)           (0.34)           (0.08)
                                                                     ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                        $14.33            $10.60           $11.71           $11.38
                                                                     ======            ======           ======           ======

TOTAL RETURN                                                          35.19%(b)        (4.56)%            5.93%           0.89%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $2,972            $2,211           $2,515             $520

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.69%(a)          2.86%            2.89%            3.38%(a)
            After expense reimbursements and waived fees               2.69%(a)          2.86%            2.89%            3.38%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.16)%(a)        (0.73)%          (1.58)%          (1.80)%(a)
            After expense reimbursements and waived fees              (1.16)%(a)        (0.73)%          (1.58)%          (1.80)%(a)

       PORTFOLIO TURNOVER RATE                                        49.57%           122.76%          106.60%          195.06%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                              MID-CAP VALUE FUND

                                                                                             CLASS C
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                        JULY 31, 2000
                                                                    ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.47            $11.59           $11.31           $10.00
                                                                      ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.07)            (0.07)           (0.20)           (0.18)
       Net realized and unrealized gain on investments                  3.75             (0.55)            0.82             1.57
                                                                      ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            3.68             (0.62)            0.62             1.39
                                                                      ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --               --
       Net realized capital gain                                          --             (0.50)           (0.34)           (0.08)
       Distribution in excess of net realized gain                        --                --               --               --
                                                                      ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                           --             (0.50)           (0.34)           (0.08)
                                                                      ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                         $14.15            $10.47           $11.59           $11.31
                                                                      ======            ======           ======           ======

TOTAL RETURN                                                           35.15%(b)        (4.69)%            5.52%           13.96%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $7,482            $4,815           $5,508           $1,523

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.69%(a)          2.86%            2.89%            3.38%(a)
            After expense reimbursements and waived fees                2.69%(a)          2.86%            2.89%            3.38%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.16)%(a)        (0.73)%          (1.58)%          (1.80)%(a)
            After expense reimbursements and waived fees              (1.16)%(a)        (0.73)%          (1.58)%          (1.80)%(a)

       PORTFOLIO TURNOVER RATE                                         49.57%           122.76%          106.60%          195.06%

                                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                      NOVEMBER 21, 2000
                                                                    ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.88            $11.90           $11.49           $10.17
                                                                      ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.01)             0.04            (0.06)           (0.04)
       Net realized and unrealized gain on investments                  3.91             (0.56)            0.81             1.44
                                                                      ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            3.90             (0.52)            0.75             1.40
                                                                      ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --               --
       Net realized capital gain                                          --             (0.50)           (0.34)           (0.08)
       Distribution in excess of net realized gain                        --                --               --               --
                                                                      ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                           --             (0.50)           (0.34)           (0.08)
                                                                      ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                         $14.78            $10.88           $11.90           $11.49
                                                                      ======            ======           ======           ======

TOTAL RETURN                                                           35.85%(b)        (3.70)%            6.58%           13.83%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $1,488            $1,060           $6,499           $5,485

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.69%(a)          1.86%            1.89%            2.38%(a)
            After expense reimbursements and waived fees                1.69%(a)          1.86%            1.89%            2.38%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (0.16)%(a)        (0.27)%          (0.58)%          (0.80)%(a)
            After expense reimbursements and waived fees              (0.16)%(a)        (0.27)%          (0.58)%          (0.80)%(a)

       PORTFOLIO TURNOVER RATE                                         49.57%           122.76%          106.60%          195.06%

                                                                                    NO LOAD CLASS
                                                                 ----------------------------------------------------
                                                                                                          FOR THE
                                                                                                        PERIOD FROM
                                                                                                     JANUARY 6, 1998
                                                                       YEAR               YEAR        (COMMENCEMENT OF
                                                                       ENDED              ENDED        OPERATIONS) TO
                                                                  JUNE 30, 2000        JUNE 30, 1999    JUNE 30, 1998
                                                                 --------------        -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.00              $10.93          $10.00
                                                                      ------              ------          ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.03)                 --           (0.02)
       Net realized and unrealized gain on investments                 (0.22)               0.23            0.95
                                                                      ------              ------          ------
            TOTAL FROM INVESTMENT OPERATIONS                           (0.25)               0.23            0.93
                                                                      ------              ------          ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                  --              --
       Net realized capital gain                                          --               (0.16)             --
       Distribution in excess of net realized gain                        --                  --              --
                                                                      ------              ------          ------
            TOTAL DISTRIBUTIONS                                           --               (0.16)             --
                                                                      ------              ------          ------

NET ASSET VALUE-END OF PERIOD                                         $10.75              $11.00           $10.93
                                                                      ======              ======           ======

TOTAL RETURN                                                           (2.27)%              2.68%            9.30%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $8,391             $12,155           $9,033

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.99%               1.63%            1.97%(a)
            After expense reimbursements and waived fees                1.43%               1.35%            1.35%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (0.78)%             (0.33)%          (0.93)%(a)
            After expense reimbursements and waived fees              (0.22)%             (0.05)%          (0.31)%(a)

       PORTFOLIO TURNOVER RATE                                        38.59%              69.59%           13.86%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
SMALL-CAP VALUE FUND

                                                                                               CLASS A
                                                                --------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED             YEAR             YEAR              YEAR
                                                                DECEMBER 31, 2003       ENDED            ENDED             ENDED
                                                                   (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                                -----------------   -------------    -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $14.17           $14.91          $15.63             $12.57
                                                                      ------           ------          ------             ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.05)           (0.22)          (0.22)             (0.16)
       Net realized and unrealized gain on investments                  3.31             0.38            0.26               3.83
                                                                      ------           ------          ------             ------
            TOTAL FROM INVESTMENT OPERATIONS                            3.26             0.16            0.04               3.67
                                                                      ------           ------          ------             ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --               --              --                 --
       Net realized capital gain                                       (0.03)           (0.90)          (0.76)             (0.61)
       Distribution in excess of net realized gain                        --               --              --                 --
                                                                      ------           ------          ------             ------
            TOTAL DISTRIBUTIONS                                        (0.03)           (0.90)          (0.76)             (0.61)
                                                                      ------           ------          ------             ------

NET ASSET VALUE-END OF PERIOD                                         $17.40           $14.17          $14.91             $15.63
                                                                      ======           ======          ======             ======

TOTAL RETURN                                                           23.01%(b)          2.28%            0.54%           29.67%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $11,168            $7,393           $7,885           $5,522

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.67%(a)          2.63%            2.72%            2.65%
            After expense reimbursements and waived fees                1.67%(a)          2.58%            2.60%            2.65%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (0.58)%(a)        (1.83)%          (1.60)%          (1.46)%
            After expense reimbursements and waived fees               (0.58)%(a)        (1.78)%          (1.48)%          (1.46)%

       PORTFOLIO TURNOVER RATE                                         41.59%            89.57%           82.66%          124.37%

                                                                                            CLASS B
                                                              ----------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                      NOVEMBER 14, 2000
                                                                    ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------   -------------    -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $13.89            $14.75           $15.59           $13.90
                                                                     ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.11)            (0.31)           (0.35)           (0.26)
       Net realized and unrealized gain on investments                 3.24              0.35             0.27             2.56
                                                                     ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           3.13              0.04            (0.08)             2.30
                                                                     ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                      (0.03)            (0.90)           (0.76)           (0.61)
       Distribution in excess of net realized gain                       --                --               --               --
                                                                     ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                       (0.03)            (0.90)           (0.76)           (0.61)
                                                                     ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                        $16.99            $13.89           $14.75           $15.59
                                                                     ======            ======           ======           ======

TOTAL RETURN                                                          22.54%(b)          1.46%            0.26%           16.96%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                       $952              $759             $540             $104

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.42%(a)          3.38%            3.47%            3.48%(a)
            After expense reimbursements and waived fees               2.42%(a)          3.33%            3.35%            3.48%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.33)%(a)        (2.58)%          (2.35)%          (2.29)%(a)
            After expense reimbursements and waived fees              (1.33)%(a)        (2.53)%          (2.23)%          (2.29)%(a)

       PORTFOLIO TURNOVER RATE                                        41.59%            89.57%           82.66%          124.37%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                            SMALL-CAP VALUE FUND

                                                                                             CLASS C
                                                              ----------------------------------------------------------------------
                                                                                                                        FOR THE
                                                                                                                      PERIOD FROM
                                                                  SIX MONTHS                                         JULY 28, 2000
                                                                    ENDED              YEAR             YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003        ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)       JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------    -------------    -------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $13.56            $14.42           $15.25           $12.46
                                                                     ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.09)            (0.31)           (0.33)           (0.37)
       Net realized and unrealized gain on investments                 3.18              0.35             0.26             3.77
                                                                     ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           3.09              0.04            (0.07)            3.40
                                                                     ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                      (0.03)            (0.90)           (0.76)           (0.61)
       Distribution in excess of net realized gain                       --                --               --               --
                                                                     ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                       (0.03)            (0.90)           (0.76)           (0.61)
                                                                     ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                        $16.62            $13.56           $14.42           $15.25
                                                                     ======            ======           ======           ======

TOTAL RETURN                                                          22.79%(b)          1.49%          (0.20)%           27.82%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $2,716            $1,383           $  973             $273

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.42%(a)          3.38%            3.47%            3.48%(a)
            After expense reimbursements and waived fees               2.42%(a)          3.33%            3.35%            3.48%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (1.33)%(a)        (2.58)%          (2.35)%          (2.29)%(a)
            After expense reimbursements and waived fees              (1.33)%(a)        (2.53)%          (2.23)%          (2.29)%(a)

       PORTFOLIO TURNOVER RATE                                        41.59%            89.57%           82.66%          124.37%

                                                                                       INSTITUTIONAL CLASS
                                                             ----------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                 SIX MONTHS                                      SEPTEMBER 12, 2000
                                                                   ENDED             YEAR             YEAR        (COMMENCEMENT OF
                                                             DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                             -----------------   -------------    -------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.28            $14.98           $15.67           $14.17
                                                                     ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.03)            (0.19)           (0.18)           (0.17)
       Net realized and unrealized gain on investments                 3.34              0.39             0.25             2.28
                                                                     ------            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           3.31              0.20             0.07             2.11
                                                                     ------            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --                --               --               --
       Net realized capital gain                                      (0.03)            (0.90)           (0.76)           (0.61)
       DISTRIBUTION IN EXCESS OF NET REALIZED GAIN                       --                --               --               --
                                                                     ------            ------           ------           ------
            TOTAL DISTRIBUTIONS                                       (0.03)            (0.90)           (0.76)           (0.61)
                                                                     ------            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                        $17.56            $14.28           $14.98           $15.67
                                                                     ======            ======           ======           ======

TOTAL RETURN                                                          23.19%(b)          2.55%            0.73%           15.31%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                    $24,220           $15,214          $16,919          $19,158

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              1.42%(a)          2.38%            2.47%            2.48%(a)
            After expense reimbursements and waived fees               1.42%(a)          2.33%            2.35%            2.48%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (0.33)%(a)        (1.58)%          (1.35)%          (1.29)%(a)
            After expense reimbursements and waived fees              (0.33)%(a)        (1.53)%          (1.23)%          (1.29)%(a)

       PORTFOLIO TURNOVER RATE                                        41.59%            89.57%           82.66%          124.37%

                                                                                    NO LOAD CLASS
                                                                ---------------------------------------------------
                                                                     YEAR                YEAR             YEAR
                                                                     ENDED               ENDED            ENDED
                                                                 JUNE 30, 2000       JUNE 30, 1999    JUNE 30, 1998
                                                                --------------       -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $12.81            $13.47           $11.53
                                                                      ------            ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.02)            (0.04)           (0.01)
       Net realized and unrealized gain on investments                  0.19             (0.40)            2.99
                                                                      ------            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                            0.17             (0.44)            2.98
                                                                      ------            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --                --               --
       Net realized capital gain                                       (0.41)            (0.22)           (1.04)
       Distribution in excess of net realized gain                        --                --               --
                                                                      ------            ------           ------
            TOTAL DISTRIBUTIONS                                        (0.41)            (0.22)           (1.04)
                                                                      ------            ------           ------

NET ASSET VALUE-END OF PERIOD                                         $12.57            $12.81           $13.47
                                                                      ======            ======           ======

TOTAL RETURN                                                            1.38%           (2.96)%           27.04%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                     $11,214           $13,020           $3,792

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.58%             1.78%            4.20%
            After expense reimbursements and waived fees                1.35%             1.35%            1.35%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (0.37)%           (0.82)%           (3.03)%
            After expense reimbursements and waived fees               (0.14)%           (0.40)%           (0.18)%

       PORTFOLIO TURNOVER RATE                                        138.59%           113.99%          129.58%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
GEEWAX TERKER CORE VALUE FUND

                                                                                       CLASS A
                                                                ----------------------------------------------------
                                                                                                        FOR THE
                                                                                                      PERIOD FROM
                                                                   SIX MONTHS                       MARCH 26, 2002
                                                                      ENDED             YEAR       (COMMENCEMENT OF
                                                                DECEMBER 31, 2003       ENDED        OPERATIONS) TO
                                                                   (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002
                                                                -----------------   -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.28             $9.29           $10.00
                                                                       -----             -----           ------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                                     (0.05)            (0.09)           (0.03)
      Net realized and unrealized gain on investments                   1.58              0.08            (0.68)
                                                                       -----             -----           ------
          TOTAL FROM INVESTMENT OPERATIONS                              1.53             (0.01)           (0.71)
                                                                       -----             -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                               --                --               --
      Net realized capital gain                                           --                --               --
      Distribution in excess of net realized gain                         --                --               --
                                                                       -----             -----           ------

          TOTAL DISTRIBUTIONS                                             --                --               --
                                                                       -----             -----           ------

NET ASSET VALUE-END OF PERIOD                                         $10.81             $9.28            $9.29
                                                                      ======             =====            =====

TOTAL RETURN                                                           16.49%(b)         (0.11)%          (7.10)%(b)

RATIOS/SUPPLEMENTAL DATA

      NET ASSETS, END OF PERIOD (000'S OMITTED)                       $1,220            $1,045             $957

      RATIO OF EXPENSES TO AVERAGE NET ASSETS:
          Before expense reimbursements and waived fees                 2.10%(a)          2.12%            2.21%(a)
          After expense reimbursements and waived fees                  2.10%(a)          2.12%            2.21%(a)

      RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
          Before expense reimbursements and waived fees                (0.99)%(a)        (1.01)%          (1.14)%(a)
          After expense reimbursements and waived fees                 (0.99)%(a)        (1.01)%          (1.14)%(a)

      PORTFOLIO TURNOVER RATE                                          61.58%           151.69%           19.31%

(a) Annualized
(b) Aggregate total return, not annualized

    The accompanying notes are an integral part of the financial statements

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                  BIOTECH PHARMA-HEALTHCARE FUND

                                                                                  CLASS A
                                                                     -----------------------------------
                                                                                            FOR THE
                                                                                          PERIOD FROM
                                                                         SIX MONTHS     OCTOBER 14, 2002
                                                                           ENDED        (COMMENCEMENT OF
                                                                     DECEMBER 31, 2003   OPERATIONS) TO
                                                                        (UNAUDITED)      JUNE 30, 2003
                                                                     -----------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $11.83           $10.00
                                                                            ------           ------
INCOME FROM INVESTMENT OPERATIONS:

       Net investment income (loss)                                          (0.14)           (0.08)
       Net realized and unrealized gain on investments                        1.26             1.91
                                                                            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.12             1.83
                                                                            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --               --
       Net realized capital gain                                             (0.71)              --
       Distribution in excess of net realized gain                              --               --
                                                                            ------           ------
            TOTAL DISTRIBUTIONS                                              (0.71)              --
                                                                            ------           ------

NET ASSET VALUE-END OF PERIOD                                               $12.24           $11.83
                                                                            ======           ======

TOTAL RETURN                                                                  9.45%(b)        18.30%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                            $4,493           $2,611

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     2.43%(a)         2.68%(a)
            After expense reimbursements and waived fees                      2.43%(a)         2.64%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                    (2.16)%(a)       (2.22)%(a)
            After expense reimbursements and waived fees                     (2.16)%(a)       (2.18)%(a)

       PORTFOLIO TURNOVER RATE                                               29.71%          108.76%

                                                                                 CLASS B
                                                                   ------------------------------------
                                                                                           FOR THE
                                                                                         PERIOD FROM
                                                                       SIX MONTHS     SEPTEMBER 23, 2002
                                                                         ENDED         (COMMENCEMENT OF
                                                                   DECEMBER 31, 2003    OPERATIONS) TO
                                                                      (UNAUDITED)       JUNE 30, 2003
                                                                   -----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $11.77           $10.00
                                                                            ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                          (0.18)           (0.08)
       Net realized and unrealized gain on investments                        1.25             1.85
                                                                            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.07             1.77
                                                                            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --               --
       Net realized capital gain                                             (0.71)              --
       Distribution in excess of net realized gain                              --               --
                                                                            ------           ------
            TOTAL DISTRIBUTIONS                                              (0.71)              --
                                                                            ------           ------

NET ASSET VALUE-END OF PERIOD                                               $12.13           $11.77
                                                                            ======           ======

TOTAL RETURN                                                                  9.07%(b)        17.70%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                            $1,461           $1,565

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     3.18%(a)         3.43%(a)
            After expense reimbursements and waived fees                      3.18%(a)         3.39%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:

            Before expense reimbursements and waived fees                    (2.91)%(a)      (2.97)%(a)
            After expense reimbursements and waived fees                     (2.91)%(a)      (2.93)%(a)

       PORTFOLIO TURNOVER RATE                                               29.71%         108.76%

                                                                                  CLASS C
                                                                     ------------------------------------
                                                                                             FOR THE
                                                                                           PERIOD FROM
                                                                         SIX MONTHS     NOVEMBER 20, 2002
                                                                           ENDED         (COMMENCEMENT OF
                                                                     DECEMBER 31, 2003    OPERATIONS) TO
                                                                        (UNAUDITED)       JUNE 30, 2003
                                                                     -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $11.78           $10.02
                                                                            ------           ------
INCOME FROM INVESTMENT OPERATIONS:

       Net investment income (loss)                                          (0.18)           (0.09)
       Net realized and unrealized gain on investments                        1.25             1.85
                                                                            ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                                  1.07             1.76
                                                                            ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                    --               --
       Net realized capital gain                                             (0.71)              --
       Distribution in excess of net realized gain                              --               --
                                                                            ------           ------
            TOTAL DISTRIBUTIONS                                              (0.71)              --
                                                                            ------           ------

NET ASSET VALUE-END OF PERIOD                                               $12.14           $11.78
                                                                            ======           ======

TOTAL RETURN                                                                  9.07%(b)        17.57%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                            $2,258           $1,588

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees                     3.18%(a)         3.43%(a)
            After expense reimbursements and waived fees                      3.18%(a)         3.39%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:

            Before expense reimbursements and waived fees                    (2.91)%(a)      (2.97)%(a)
            After expense reimbursements and waived fees                     (2.91)%(a)      (2.93)%(a)

       PORTFOLIO TURNOVER RATE                                               29.71%         108.76%

(a) Annualized
(b) Aggregate total return, not annualized

      The accompanying notes an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
FIXED INCOME FUND

                                                                                             CLASS A
                                                               -------------------------------------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED             YEAR            YEAR             YEAR
                                                               DECEMBER 31, 2003       ENDED           ENDED            ENDED
                                                                  (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                               -----------------  -------------    -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.81            $10.09           $10.06           $ 9.85
                                                                       -----            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     0.14              0.52             0.86             0.55
       Net realized and unrealized gain on investments                 (0.18)            (0.28)            0.03             0.21
                                                                       -----            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           (0.04)             0.24             0.89             0.76
                                                                       -----            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (0.14)            (0.52)           (0.86)           (0.55)
       Net realized capital gain                                          --                --               --               --
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----            ------           ------           ------
            TOTAL DISTRIBUTIONS                                        (0.14)            (0.52)           (0.86)           (0.55)
                                                                       -----            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                          $9.63             $9.81           $10.09           $10.06
                                                                       =====             =====           ======           ======

TOTAL RETURN                                                          (0.42)%(b)          2.52%            9.06%            2.46%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $2,079            $2,621          $10,818           $7,991

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.62%(a)          1.91%            2.04%            2.08%
            After expense reimbursements and waived fees                1.62%(a)          1.91%            2.04%            2.08%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.79%(a)          5.35%            8.48%            5.43%
            After expense reimbursements and waived fees                2.79%(a)          5.35%            8.48%            5.43%

       PORTFOLIO TURNOVER RATE                                         50.00%           600.89%          163.40%          180.47%

                                                                                            CLASS B
                                                              --------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                    PERIOD FROM
                                                                  SIX MONTHS                                       APRIL 5, 2001
                                                                    ENDED             YEAR             YEAR       (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.77            $10.07           $10.06           $10.33
                                                                       -----            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     0.10              0.45             0.80             0.09
       Net realized and unrealized gain on investments                 (0.18)            (0.30)            0.01            (0.25)
                                                                       -----            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           (0.08)             0.15             0.81            (0.16)
                                                                       -----            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (0.10)            (0.45)           (0.80)           (0.11)
       Net realized capital gain                                          --                --               --               --
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----            ------           ------           ------
            TOTAL DISTRIBUTIONS                                        (0.10)            (0.45)           (0.80)           (0.11)
                                                                       -----            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                          $9.59             $9.77           $10.07           $10.06
                                                                       =====             =====           ======           ======

TOTAL RETURN                                                           (0.79)%(b)         1.62%            8.24%          (1.55)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $1,314            $1,634             $716               $1

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.37%(a)          2.66%            2.79%            2.90%(a)
            After expense reimbursements and waived fees                2.37%(a)          2.66%            2.79%            2.90%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.04%(a)          4.60%            7.73%            5.61%(a)
            After expense reimbursements and waived fees                2.04%(a)          4.60%            7.73%            5.61%(a)

       PORTFOLIO TURNOVER RATE                                         50.00%           600.89%          163.40%          180.47%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                               FIXED INCOME FUND

                                                                                              CLASS C
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                    PERIOD FROM
                                                                  SIX MONTHS                                       JANUARY 12, 2001
                                                                    ENDED             YEAR             YEAR       (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.78            $10.08           $10.06           $10.14
                                                                       -----            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     0.10              0.45             0.80             0.20
       Net realized and unrealized gain on investments                 (0.19)            (0.30)            0.02            (0.05)
                                                                       -----            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           (0.09)             0.15             0.82             0.15
                                                                       -----            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (0.10)            (0.45)           (0.80)           (0.23)
       Net realized capital gain                                          --                --               --               --
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----            ------           ------           ------
            TOTAL DISTRIBUTIONS                                        (0.10)            (0.45)           (0.80)           (0.23)
                                                                       -----            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                          $9.59             $9.78           $10.08           $10.06
                                                                       =====             =====           ======           ======

TOTAL RETURN                                                           (0.88)%(b)         1.64%            8.30%            1.46%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                      $3,734            $3,333           $1,208              $32

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.37%(a)          2.66%            2.79%            2.90%(a)
            After expense reimbursements and waived fees                2.37%(a)          2.66%            2.79%            2.90%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.04%(a)          4.60%            7.73%            5.61%(a)
            After expense reimbursements and waived fees                2.04%(a)          4.60%            7.73%            5.61%(a)

       PORTFOLIO TURNOVER RATE                                         50.00%           600.89%          163.40%          180.47%

                                                                                       INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                    PERIOD FROM
                                                                  SIX MONTHS                                       APRIL 16, 2001
                                                                    ENDED             YEAR             YEAR       (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED            ENDED        OPERATIONS) TO
                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.80            $10.08           $10.06           $10.25
                                                                       -----            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     0.15              0.55             0.89             0.11
       Net realized and unrealized gain on investments                 (0.18)            (0.28)            0.02            (0.16)
                                                                       -----            ------           ------           ------
            TOTAL FROM INVESTMENT OPERATIONS                           (0.03)             0.27             0.91            (0.05)
                                                                       -----            ------           ------           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                           (0.15)            (0.55)           (0.89)           (0.14)
       Net realized capital gain                                          --                --               --               --
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----            ------           ------           ------
            TOTAL DISTRIBUTIONS                                        (0.15)            (0.55)           (0.89)           (0.14)
                                                                       -----            ------           ------           ------

NET ASSET VALUE-END OF PERIOD                                          $9.62             $9.80           $10.08           $10.06
                                                                       =====             =====           ======           ======

TOTAL RETURN                                                           (0.29)%(b)         2.80%            9.23%          (0.52)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $311              $312              $29              $34

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.37%(a)          1.66%            1.79%            1.90%(a)
            After expense reimbursements and waived fees                1.37%(a)          1.66%            1.79%            1.90%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               3.04%(a)          5.60%            8.73%            5.61%(a)
            After expense reimbursements and waived fees                3.04%(a)          5.60%            8.73%            5.61%(a)

       PORTFOLIO TURNOVER RATE                                         50.00%           600.89%          163.40%          180.47%

                                                                                  NO LOAD CLASS
                                                               --------------------------------------------------
                                                                   YEAR                YEAR             YEAR
                                                                   ENDED               ENDED            ENDED
                                                               JUNE 30, 2000       JUNE 30, 1999    JUNE 30, 1998
                                                               -------------       -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.13            $10.41            $9.89
                                                                    ------            ------            -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   0.25              0.48             0.47
       Net realized and unrealized gain on investments               (0.28)            (0.27)            0.50
                                                                    ------            ------            -----
            TOTAL FROM INVESTMENT OPERATIONS                         (0.03)             0.21             0.97
                                                                    ------            ------            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                         (0.25)            (0.48)           (0.45)
       Net realized capital gain                                        --             (0.01)              --
       Distribution in excess of net realized gain                      --                --               --
                                                                    ------            ------            -----
            TOTAL DISTRIBUTIONS                                      (0.25)            (0.49)           (0.45)
                                                                    ------            ------            -----

NET ASSET VALUE-END OF PERIOD                                        $9.85            $10.13           $10.41
                                                                     =====            ======           ======

TOTAL RETURN                                                         (0.33)%            1.84%            9.97%

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                    $6,601            $7,675           $5,682

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             1.41%             1.41%            2.53%
            After expense reimbursements and waived fees              0.90%             0.90%            0.90%

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             4.41%             4.03%            2.96%
            After expense reimbursements and waived fees              4.92%             4.54%            4.59%

       PORTFOLIO TURNOVER RATE                                       98.83%           276.94%           81.55%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
INTERMEDIATE BOND FUND

                                                                                            CLASS A
                                                              --------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                 SIX MONTHS                                      SEPTEMBER 5, 2000
                                                                   ENDED             YEAR            YEAR         (COMMENCEMENT OF
                                                              DECEMBER 31, 2003      ENDED           ENDED          OPERATIONS) TO
                                                                 (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                                              -----------------  -------------    -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $5.00           $7.32            $9.46            $9.68
                                                                      -----           -----            -----            -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   (0.03)           0.37             0.74             0.92
       Net realized and unrealized gain on investments                 0.32           (2.32)           (2.14)           (0.35)
                                                                      -----           -----            -----            -----
            TOTAL FROM INVESTMENT OPERATIONS                           0.29           (1.95)           (1.40)            0.57
                                                                      -----           -----            -----            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                             --           (0.37)           (0.74)           (0.79)
       Net realized capital gain                                         --              --               --               --
       Distribution in excess of net realized gain                       --              --               --               --
                                                                      -----           -----            -----            -----
            TOTAL DISTRIBUTIONS                                          --           (0.37)           (0.74)           (0.79)
                                                                      -----           -----            -----            -----

NET ASSET VALUE-END OF PERIOD                                         $5.29           $5.00            $7.32            $9.46
                                                                      =====           =====            =====            =====

TOTAL RETURN                                                           5.80%(b)     (27.07)%         (15.28)%            6.29%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $77            $110             $505             $212

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              2.00%(a)        1.98%            1.92%            2.35%(a)
            After expense reimbursements and waived fees               2.00%(a)        1.98%            1.92%            2.35%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (0.62)%(a)        5.91%            9.01%           10.23%(a)
            After expense reimbursements and waived fees              (0.62)%(a)        5.91%            9.01%           10.23%(a)

       PORTFOLIO TURNOVER RATE                                        91.14%            0.00%          231.10%          622.75%

                                                                                            CLASS B
                                                              ---------------------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                     PERIOD FROM
                                                                  SIX MONTHS                                      OCTOBER 17, 2000
                                                                    ENDED             YEAR            YEAR        (COMMENCEMENT OF
                                                              DECEMBER 31, 2003       ENDED           ENDED         OPERATIONS) TO
                                                                  (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                              -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $4.97             $7.31            $9.45          $9.34
                                                                       -----             -----            -----          -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.04)             0.36             0.68           0.65
       Net realized and unrealized gain on investments                  0.33             (2.34)           (2.14)          0.15
                                                                       -----             -----            -----          -----
            TOTAL FROM INVESTMENT OPERATIONS                            0.29             (1.98)           (1.46)          0.80
                                                                       -----             -----            -----          -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --             (0.36)           (0.68)         (0.69)
       Net realized capital gain                                          --                --               --             --
       Distribution in excess of net realized gain                        --                --               --             --
                                                                       -----             -----            -----          -----
            TOTAL DISTRIBUTIONS                                           --             (0.36)           (0.68)         (0.69)
                                                                       -----             -----            -----          -----

NET ASSET VALUE-END OF PERIOD                                          $5.26             $4.97            $7.31          $9.45
                                                                       =====             =====            =====          =====

TOTAL RETURN                                                            5.84%(b)       (27.64)%          (15.94)%         8.92%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                         $37               $55             $359           $122

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.75%(a)          2.73%            2.67%          3.10%(a)
            After expense reimbursements and waived fees                2.75%(a)          2.73%            2.67%          3.10%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (1.37)%(a)          5.16%            8.26%          9.48%(a)
            After expense reimbursements and waived fees               (1.37)%(a)          5.16%            8.26%          9.48%(a)

       PORTFOLIO TURNOVER RATE                                         91.14%             0.00%          231.10%        622.75%

(a) Annualized
(b) Aggregate total return, not annualized

                                        ----------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                        ----------------------------------------
                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                          INTERMEDIATE BOND FUND

                                                                                             CLASS C
                                                               --------------------------------------------------------------------
                                                                                                                        FOR THE
                                                                                                                      PERIOD FROM
                                                                   SIX MONTHS                                         MAY 30, 2001
                                                                     ENDED             YEAR            YEAR        (COMMENCEMENT OF
                                                               DECEMBER 31, 2003       ENDED           ENDED         OPERATIONS) TO
                                                                   (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                               -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $4.97           $7.31            $9.44            $9.65
                                                                       -----           -----            -----            -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    (0.04)           0.36             0.68             0.06
       Net realized and unrealized gain on investments                  0.32           (2.34)           (2.13)           (0.11)
                                                                       -----           -----            -----            -----
            TOTAL FROM INVESTMENT OPERATIONS                            0.28           (1.98)           (1.45)           (0.05)
                                                                       -----           -----            -----            -----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --           (0.36)           (0.68)           (0.16)
       Net realized capital gain                                          --              --               --               --
       Distribution in excess of net realized gain                        --              --               --               --
                                                                       -----           -----            -----            -----
            TOTAL DISTRIBUTIONS                                           --           (0.36)           (0.68)           (0.16)
                                                                       -----           -----            -----            -----

NET ASSET VALUE-END OF PERIOD                                          $5.25           $4.97            $7.31            $9.44
                                                                       =====           =====            =====            =====

TOTAL RETURN                                                            5.63%(b)     (27.62)%          (15.77)%          (0.40)%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $134            $226             $173              $30

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               2.75%(a)        2.73%            2.67%            3.10%(a)
            After expense reimbursements and waived fees                2.75%(a)        2.73%            2.67%            3.10%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees              (1.37)%(a)        5.16%            8.26%            9.48%(a)
            After expense reimbursements and waived fees               (1.37)%(a)        5.16%            8.26%            9.48%(a)

       PORTFOLIO TURNOVER RATE                                         91.14%            0.00%          231.10%          622.75%

                                                                                        INSTITUTIONAL CLASS
                                                               --------------------------------------------------------------------
                                                                                                                        FOR THE
                                                                                                                      PERIOD FROM
                                                                   SIX MONTHS                                        JULY 6, 2000
                                                                     ENDED             YEAR            YEAR        (COMMENCEMENT OF
                                                               DECEMBER 31, 2003       ENDED           ENDED         OPERATIONS) TO
                                                                   (UNAUDITED)     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                               -----------------   -------------    -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $5.01             $7.32            $9.46           $10.00
                                                                       -----             -----            -----           ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                       --              0.38             0.76             0.98
       Net realized and unrealized gain on investments                  0.31             (2.31)           (2.14)           (0.57)
                                                                       -----             -----            -----           ------
            TOTAL FROM INVESTMENT OPERATIONS                            0.31             (1.93)           (1.38)            0.41
                                                                       -----             -----            -----           ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                              --             (0.38)           (0.76)           (0.95)
       Net realized capital gain                                          --                --               --               --
       Distribution in excess of net realized gain                        --                --               --               --
                                                                       -----             -----            -----           ------
            TOTAL DISTRIBUTIONS                                           --             (0.38)           (0.76)           (0.95)
                                                                       -----             -----            -----           ------

NET ASSET VALUE-END OF PERIOD                                          $5.32             $5.01            $7.32            $9.46
                                                                       =====             =====            =====            =====

TOTAL RETURN                                                            6.19%(b)       (26.85)%          (15.08)%           4.59%(b)

RATIOS/SUPPLEMENTAL DATA

       NET ASSETS, END OF PERIOD (000'S OMITTED)                        $265              $142           $7,121           $9,122

       RATIO OF EXPENSES TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees               1.75%(a)          1.73%            1.67%            2.10%(a)
            After expense reimbursements and waived fees                1.75%(a)          1.73%            1.67%            2.10%(a)

       RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
            Before expense reimbursements and waived fees             (0.37)%(a)          6.16%            9.26%           10.48%(a)
            After expense reimbursements and waived fees              (0.37)%(a)          6.16%            9.26%           10.48%(a)

       PORTFOLIO TURNOVER RATE                                         91.14%             0.00%          231.10%          622.75%

    The accompanying notes are an integral part of the financial statements

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust's amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, the Quaker Biotech Pharma-Healthcare Fund, the Quaker Capital Opportunities Fund, and the Geewax Terker Core Value Fund (each a "FUND" and collectively, the "FUNDS"). The Investment objectives of each Fund are set forth below.

     The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("MID-CAP VALUE") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund (the "SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

     The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

     The Quaker High Yield Fund ("HIGH YIELD") commenced operations on July 6, 2000. The investment objective of this fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

     The Quaker Capital Opportunities Fund ("CAPITAL OPPORTUNITIES") commenced operations on January 31, 2002. The investment objective of this fund is to build shareholder wealth through the achievement of capital growth.

     The Geewax Terker Core Value Fund ("CORE VALUE") commenced operations on March 26, 2002. The fund seeks to achieve long capital appreciation through the prudent investment of securities issued by companies considered by the Advisor to be "value" oriented companies.

     The Quaker Biotech Pharma-Healthcare Fund ("BIOTECH") commenced operations on September 23, 2002. The investment objective of this fund is to build shareholder wealth through long-term capital appreciation.

     Prior to June 23, 2000, each existing Fund of the Trust offered only No-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to CLASS A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to CLASS A shares. As a result of the conversion, each Fund currently offers four classes of shares; CLASS A shares with a front-end sales charge, CLASS B shares with an additional distribution and servicing fee and contingent deferred sales charge ("CDSC") that declines to zero over a period of years, CLASS C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional CLASS shares, with no front-end sales charges or CDSC's, but higher minimum investment limitations.

     A. SECURITY VALUATION. The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Short-term investments are valued at amortized cost, which approximates fair market value.

     B. FEDERAL INCOME TAXES. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (CONTINUED)

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Aggressive Growth Fund and the Biotech Pharma-Healthcare Fund make short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

     D. OPTION WRITING. The Aggressive Growth Fund, the Capital Opportunities Fund and the Biotech Pharma-Healthcare Fund write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

     F. MULTIPLE CLASS ALLOCATIONS. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund and the High Yield Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Quaker Funds, Inc. ("QFI") serves as Investment Advisor to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following persons to serve as sub-advisors; Geewax, Terker & Co., Inc. for the Core Equity Fund, Small-Cap Growth Fund and Geewax Terker Core Value Fund, Aronson + Partners for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund, ALM Advisors, Inc. for the Fixed Income Fund and the High Yield Fund, Knott Capital Management for the Capital Opportunities Fund and Sectoral Asset Management, Inc. for the Biotech Pharma-Healthcare Fund to provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and rec-

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (CONTINUED)

ommendations with respect to investments, investment policies and the purchase and sale of securities. The Board of Trustees appointed Andres Capital Management as the interim sub-advisor for the Fixed Income and High Yield Funds effective March 13, 2003. Andres Capital Management was approved as the sub-advisor for the Fixed Income and High Yield Funds at a special meeting of the shareholders on August 8, 2003. At the shareholder meeting approval was received to change the name and investment objective of the High Yield Fund to the Quaker Intermediate Municipal Bond Fund ("INTERMEDIATE BOND FUND"). DG Capital Management was approved as the sub-advisor for the Aggressive Growth Fund at a special meeting of the shareholders on August 22, 2003.

     As compensation for its services, QFI receives a fee, computed daily and paid monthly, based on an annual rate of 1.05%, 1.30%, 1.05%, 1.05%, 1.00%, 1.05%, 1.05% and 1.25% for the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, Intermediate Bond, Core Value and Biotech, respectively. Effective August 8, 2003, QFI will receive 0.65% and 0.65% for the Fixed Income and Intermediate Bond Funds, respectively. QFI receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 1.20%. It can reach as high as 1.80% and can be reduced as low as 0.60% of the average daily net assets. For the six months ended December 31, 2003, the QFI received a fee of 0.82%, which included the performance-based fee of 0.52% of the Fund's average daily net assets. QFI receives a performance-based fee from the Capital Opportunities Fund. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 1.05%. It can reach as high as 1.55% and can be reduced as low as 0.6416% of the average daily net assets. For the six months ended December 31, 2003, QFI received a fee of 0.83%, which included the performance-based fee amounted to 0.53% of the Fund's average daily net assets. QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Value Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for CLASS A, 3.35% for CLASSes B and C, and 2.35% for CLASS I of the average net assets of each class, respectively.

     QFI pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .75%, .75%, .70%, .75%, .75% and .95% for the Core
Equity, Mid-Cap Value, Small-Cap Growth, Fixed Income, Intermediate Bond, Core Value and Biotech, respectively. Effective August 8, 2003, each Sub-advisor will receive 0.35%, 0.35%, and 1.15% for the Fixed Income, Intermediate Bond, and Biotech Funds, respectively. Effective August 22, 2003, the Sub-advisor for the Aggressive Growth Fund will receive 1.00%. QFI pays the Sub-advisor for the Small-Cap Value Fund a performance-based fee, computed daily and paid quarterly. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.90%. It can reach as high as 1.50% and can be reduced as low as 0.30% of the average daily net assets. For the six months ended December 31, 2003, the Sub-advisor received a fee of 0.52 %. QFI pays the Sub-advisor for the Capital Opportunities Fund a performance-based fee, computed daily and paid monthly. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 0.75%. It can reach as high as 1.25% and can be reduced as low as 0.3416% of the average daily net assets. For the six months ended December 31, 2003, the Sub-advisor received a fee of 0.53%.

     CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") serves as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the Trust's first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

     Citco-Quaker Fund Distributor, Inc. (the "DISTRIBUTOR") serves as principle underwriter for the Trust.

     The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of CLASS I. The CLASS A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The CLASS B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "QFI") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis.

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (CONTINUED)

     QFI has informed the Trust that for the six months ended December 31, 2003 it received contingent deferred sales charges from certain redemptions of the Funds' CLASS B shares and CLASS C shares of $26,616 and $8,108, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.

     For the six months ended December 31, 2003, Aggressive Growth, Core Equity, Small-Cap Growth, Capital Opportunities, Biotech Pharma-Healthcare, Small-Cap Value, and Core Value Funds incurred $1,067,383, $9,560, $714, $62,523, $2,083,
$1,572, and $1,603, respectively in brokerage commissions with the Quaker Securities, Inc., an affiliate of QFI, for portfolio transactions executed on behalf of the Funds.

     Certain Trustees and officers of the Trust are also officers of QFI, the Distributor and/or the Administrator.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

     For the six months ended December 31, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

     FUND                                              SALES          PURCHASES
     ---------------------------------------------------------------------------
     Aggressive Growth .......................     $458,428,710     $508,512,898
     Core Equity .............................       13,913,564       13,904,789
     Small-Cap Growth ........................        2,347,839        2,532,991
     Capital Opportunities ...................       18,637,528       20,534,031
     Biotech Pharma-Healthcare Fund ..........        1,204,896        2,157,122
     Mid-Cap Value ...........................        9,830,171       15,639,181
     Small-Cap Value .........................       13,650,446       20,639,752
     Geewax Core Value .......................          690,448          683,182
     Fixed Income ............................        4,009,864        3,411,073
     Intermediate Municipal ..................          228,067          631,126

NOTE 4 -- OPTIONS WRITTEN

     A summary of option contracts written by the trust during the year is as follows:

                                                  QUAKER AGGRESSIVE         QUAKER BIOTECH PHARMA-
                                                  GROWTH FUND CALLS         HEALTHCARE FUND CALLS
                                               ------------------------    ------------------------
                                               NUMBER OF       OPTION       NUMBER OF      OPTION
                                                OPTIONS       PREMIUMS       OPTIONS      PREMIUMS
                                               ----------    ----------    ----------    ----------
Options outstanding at beginning of year               --    $       --            --    $       --
Options written ........................            5,621       751,343           360        46,016
Options closed .........................           (1,741)     (279,589)          (40)       (4,980)
Options exercised ......................           (1,083)     (160,183)           --            --
Options expired ........................           (2,253)     (178,099)           --            --
                                               ----------    ----------    ----------    ----------
Options outstanding at end of year .....              544    $  133,472           320    $   41,036
                                               ==========    ==========    ==========    ==========

     AS OF DECEMBER 31, 2003, PORTFOLIO SECURITIES VALUED AT $1,814,784 AND $21,400 ARE SUBJECT TO COVERED OPTIONS WRITTEN BY THE AGGRESSIVE GROWTH FUND AND BIOTECH PHARMA-HEALTHCARE FUND, RESPECTIVELY.

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 5 -- TAX MATTERS

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2003 for each fund were as follows:

                                                                                        NET
                                                     GROSS            GROSS        APPRECIATION/
FUND                                   COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Aggressive Growth ............    $248,744,975    $ 39,372,097    $ (3,957,666)    $ 35,414,431
Core Equity ..................      11,407,311         783,407        (299,572)         483,835
Small-Cap Growth .............       2,347,905         358,718         (42,283)         316,435
Capital Opportunities ........      14,975,431       2,271,220        (638,662)       1,632,558
Biotech Pharma-Healthcare Fund       5,479,254         895,969        (365,746)         530,223
Mid-Cap Value ................      24,987,403       6,273,636        (945,198)       5,328,438
Small-Cap Value ..............      30,786,136       8,749,283        (471,560)       8,277,723
Geewax Core Value ............       1,061,420         164,317          (4,158)         160,159
Fixed Income .................       7,197,230         218,901         (46,766)         172,135
High Yield ...................         441,917           3,355            (111)           3,244

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

     AS OF JUNE 30, 2003, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                                                              AGGRESSIVE GROWTH
Unrealized appreciation .......................................      17,834,452
Capital loss carryforward .....................................     (27,101,689)
Post-October capital loss .....................................      (4,818,034)
                                                                   ------------
                                                                    (14,085,271)
                                                                   ============

                                                               SMALL-CAP GROWTH
Unrealized appreciation .......................................          48,328
Capital loss carryforward .....................................      (1,114,314)
Post-October capital loss .....................................         (11,085)
                                                                   ------------
                                                                     (1,077,071)
                                                                   ============

                                                      BIOTECH PHARMA-HEALTHCARE
Unrealized appreciation .......................................         183,743
Undistributed ordinary income .................................         452,069
Post-October capital loss .....................................              --
                                                                   ------------
                                                                        635,812
                                                                   ============

                                                                SMALL-CAP VALUE
Unrealized appreciation .......................................       3,795,396
Capital loss carryforward .....................................        (375,667)
Post-October capital loss .....................................      (1,044,133)
                                                                   ------------
                                                                      2,375,596
                                                                   ============

                                                                   FIXED INCOME
Unrealized appreciation .......................................         280,172
Capital loss carryforward .....................................        (481,877)
Post-October capital loss .....................................        (528,822)
                                                                   ------------
                                                                       (730,527)
                                                                   ============

                                                                    CORE EQUITY
Unrealized appreciation .......................................         289,842
Capital loss carryforward .....................................      (7,578,139)
Post-October capital loss .....................................        (102,899)
                                                                   ------------
                                                                     (7,391,196)
                                                                   ============

                                                          CAPITAL OPPORTUNITIES
Unrealized appreciation .......................................         181,743
Capital loss carryforward .....................................         (61,363)
Post-October capital loss .....................................              --
                                                                   ------------
                                                                        120,380
                                                                   ============

                                                                  MID-CAP VALUE
Unrealized appreciation .......................................         743,190
Capital loss carryforward .....................................      (1,786,832)
Post-October capital loss .....................................        (401,541)
                                                                   ------------
                                                                     (1,445,183)
                                                                   ============

                                                              GEEWAX CORE VALUE
Unrealized depreciation .......................................         107,741
Capital loss carryforward .....................................        (129,441)
Post-October capital loss .....................................         (31,099)
                                                                   ------------
                                                                        (52,799)
                                                                   ============

                                                                     HIGH YIELD
Unrealized depreciation .......................................        (444,470)
Capital loss carryforward .....................................      (2,555,290)
Post-October capital loss .....................................        (518,118)
                                                                   ------------
                                                                     (3,517,878)

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 5 -- TAX MATTERS -- (CONTINUED)

     Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

     AT JUNE 30,  2003,  THE  CAPITAL  LOSS  CARRYOVERS  FOR THE  FUNDS  WERE AS
FOLLOWS:

     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The funds elected to defer net capital losses as indicated in the chart below.

                                            CAPITAL LOSS CARRYOVERS EXPIRING                       POST-OCTOBER LOSSES
                                  ----------------------------------------------------------------------------------------------
FUND                                 2008          2009          2010          2011         TOTAL        DEFERRED      UTILIZED
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth ............            --       415,845     4,476,455    22,209,389    27,101,689     4,818,034    16,867,635
Core Equity ..................            --       283,117     4,936,522     2,358,500     7,578,139       102,899     1,178,871
Small-Cap Growth .............            --            17       621,267       493,030     1,114,314        11,085        65,035
Capital Opportunities ........            --            --           687        60,676        61,363            --            --
Biotech Pharma-Healthcare Fund            --            --            --            --            --            --            --
Mid-Cap Value ................            --            --            --     1,786,832     1,786,832       401,541           367
Small-Cap Value ..............            --            --            --       375,667       375,667     1,044,133            --
Geewax Core Value ............            --            --            --       129,441       129,441        31,099            --
Fixed Income .................       235,673         1,998            --       244,206       481,877       528,822       250,136
High Yield ...................            --        66,162       408,182     2,080,946     2,555,290       518,118       900,091

NOTE 6 -- RECLASSIFICATIONS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, each fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2003, the Funds recorded the following reclassification to increase (decrease) the accounts listed below:

                                   UNDISTRIBUTED    ACCUMULATED       CAPITAL PAID IN
                                  NET INVESTMENT    NET REALIZED       ON SHARES OF
                                      INCOME        GAIN (LOSS)    BENEFICIAL INTEREST
                                   ---------------------------------------------------

Aggressive Growth .............    $  2,217,236     $        --       $ (2,217,236)
Core Equity ...................         124,933              --           (124,933)
Small-Cap Growth ..............          50,760              --            (50,760)
Capital Opportunities .........          59,116              --            (59,116)
Biotech Pharma-Healthcare Fund           38,653         (38,653)                --
Mid-Cap Value .................          38,051              --            (38,051)
Small-Cap Value ...............         368,833              --           (368,833)
Geewax Core Value .............           9,089              --             (9,089)

NOTE 7 -- DISTRIBUTIONS TO SHAREHOLDERS

     Income  and  long-term   capital  gain   distributions  are  determined  in
accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     The tax character of dividends and distributions paid during the fiscal year of 2004 were as follows:

                              SMALL-CAP VALUE
Distributions paid from:
     Long-term capital gain        $66,496
                                   -------
                                   $66,496
                                   =======

                                FIXED INCOME
Distributions paid from:
     Ordinary income               $82,601
                                   -------
                                   $82,601
                                   =======

                            CAPITAL OPPORTUNITIES
Distributions paid from:
     Short-term capital gain       $163,648
                                   --------
                                   $163,648

                                   ========

                           BIOTECH PHARMA-HEALTHCARE
Distributions paid from:
     Short-term capital gain       $462,368
                                   --------
                                   $462,368
                                   ========

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS

     At December 31, 2003, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

                                                   AGGRESSIVE GROWTH
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................       4,778,397     (1,298,874)             --     12,460,351
   Value .................    $ 83,417,826   $(23,346,336)             --
   CLASS B
   Shares ................          34,044        (31,986)        858,291
   Value .................    $    580,184   $   (562,077)             --
   CLASS C
   Shares ................         531,459        (72,471)             --      1,378,830
   Value .................    $  9,228,036   $ (1,268,392)             --
   CLASS I
   Shares ................           7,053        (15,204)             --        270,812
   Value .................    $    126,479   $   (267,228)             --
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................       4,702,873     (5,689,417)             --      8,980,828
   Value .................    $ 72,126,295   $(87,065,260)             --
   CLASS B
   Shares ................         427,160       (141,866)             --        856,233
   Value .................    $  6,533,112   $ (2,098,583)             --
   CLASS C
   Shares ................         658,591        (77,955)             --        919,842
   Value .................    $  9,886,083   $ (1,159,388)
   CLASS I
   Shares ................          10,726        (26,520)             --        278,963
   Value .................    $    163,376   $   (408,355)             --

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                    CORE EQUITY
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................          17,902         (4,932)             --        806,282
   Value .................    $    182,169   $    (52,638)             --
   CLASS B
   Shares ................           3,381             (7)                        16,427
   Value .................    $     33,006   $        (76)             --
   CLASS C
   Shares ................           2,739        (15,056)             --         18,440
   Value .................    $     26,947   $   (146,191)             --
   CLASS I
   Shares ................              --         (2,822)             --        269,072
   Value .................    $         --   $    (28,334)             --
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................           9,558       (306,209)             --        793,312
   Value .................    $     82,662   $ (2,706,219)             --
   CLASS B
   Shares ................           3,699            (48)             --         13,053
   Value .................    $     31,479   $       (400)             --
   CLASS C
   Shares ................          12,028        (22,327)             --         32,797
   Value .................    $    111,866   $   (195,272)
   CLASS I
   Shares ................          13,328         (1,995)             --        271,894
   Value .................    $    111,374   $    (16,996)             --

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                   SMALL-CAP GROWTH
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................          13,836           (481)             --         30,776
   Value .................    $    107,121   $     (3,756)             --
   CLASS B
   Shares ................           7,725         (2,548)                        15,047
   Value .................    $     57,543   $    (19,832)             --
   CLASS C
   Shares ................           6,154             (2)             --         32,302
   Value .................    $     48,502   $        (12)             --
   CLASS I
   Shares ................              --             --              --        244,909
   Value .................    $         --   $         --              --
                                       --)
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................           9,154         (9,895)             --         17,421
   Value .................    $     57,910   $    (62,252)             --
   CLASS B
   Shares ................           6,560         (1,205)             --          9,870
   Value .................    $     42,546   $     (7,488)             --
   CLASS C
   Shares ................          18,103           (576)             --         26,150
   Value .................    $    116,946   $     (3,531)
   CLASS I
   Shares ................         251,365       (468,863)             --        244,909
   Value .................    $  1,614,302   $ (3,029,940)             --

                                                 CAPITAL OPPORTUNITIES
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................         103,314        (13,964)          4,116        410,443
   Value .................    $    992,560   $   (137,778)         41,823
   CLASS B
   Shares ................          12,646         (1,633)          1,179        114,521
   Value .................    $    124,037   $    (15,543)         11,949
   CLASS C
   Shares ................         173,161        (96,916)         10,700      1,052,690
   Value .................    $  1,682,526   $   (919,276)        108,393
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................         166,402        (66,227)             --        316,977
   Value .................    $  1,416,947   $   (550,773)             --
   CLASS B
   Shares ................          71,477         (8,523)             --        102,329
   Value .................    $    602,598   $    (75,190)             --
   CLASS C
   Shares ................         820,001        (76,145)             --        965,744
   Value .................    $  6,993,653   $   (636,580)

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                              BIOTECH PHARMA-HEALTHCARE
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................         183,531        (58,267)         21,149        367,197
   Value .................    $  2,315,212   $   (714,192)   $    260,345
   CLASS B
   Shares ................          12,746        (31,758)          6,587        120,483
   Value .................    $    153,661   $   (392,253)   $     80,425
   CLASS C
   Shares ................         131,667        (88,329)          7,902        186,053
   Value .................    $  1,650,322   $ (1,117,031)   $     96,482
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................         222,480         (1,696)             --        220,784
   Value .................    $  2,312,935   $    (16,439)             --
   CLASS B
   Shares ................         135,233         (2,325)             --        132,908
   Value .................    $  1,449,656   $    (25,264)             --
   CLASS C
   Shares ................         137,400         (2,587)             --        134,813
   Value .................    $  1,432,673   $    (25,699)

                                                     MID-CAP VALUE
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................         585,025       (159,340)             --      1,186,086
   Value .................    $  7,545,720   $ (1,848,460)             --
   CLASS B
   Shares ................           3,649         (4,822)             --        207,412
   Value .................    $     42,332   $    (61,286)             --
   CLASS C
   Shares ................         100,140        (31,415)             --        528,703
   Value .................    $  1,261,669   $   (390,635)             --
   CLASS I
   Shares ................           3,398           (168)             --        100,646
   Value .................    $     42,584   $     (2,069)             --
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................         585,569       (291,166)         24,917        757,401
   Value .................    $  5,387,844   $ (2,651,022)   $    231,729
   CLASS B
   Shares ................          72,264        (89,247)         10,744        208,585
   Value .................    $    715,531   $   (832,859)         98,952
   CLASS C
   Shares ................         149,472       (190,254)         25,429        459,978
   Value .................    $  1,417,250   $ (1,687,558)   $    231,146
   CLASS I
   Shares ................          15,430       (468,729)          4,703         97,416
   Value .................    $    146,289   $ (4,568,389)   $     44,211

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                     SMALL-CAP VALUE
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................         172,733        (53,430)          1,069        641,990
   Value .................    $  2,768,056   $   (866,763)   $     18,201
   CLASS B
   Shares ................           3,477         (2,175)            100         56,030
   Value .................    $     51,347   $    (32,081)   $      1,662
   CLASS C
   Shares ................          87,311        (26,004)            242        163,473
   Value .................    $  1,352,762   $   (417,704)   $      3,930
   CLASS I
   Shares ................         326,128        (14,134)          2,417      1,379,621
   Value .................       4,708,709   $   (219,500)   $     41,520
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................         149,703       (194,137)         37,212        521,618
   Value .................    $  1,907,793   $ (2,345,693)   $    440,598
   CLASS B
   Shares ................          23,349         (8,676)          3,319         54,628
   Value .................    $    312,426   $   (109,429)   $     38,701
   CLASS C
   Shares ................          50,583        (21,207)          5,108        101,924
   Value .................    $    625,070   $   (245,427)   $     58,130
   CLASS I
   Shares ................          13,652       (162,003)         84,347      1,065,210
   Value .................    $    165,233   $ (1,838,648)   $  1,005,417

                                                   GEEWAX CORE VALUE
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................             338            (65)             --        112,817
   Value .................    $      3,490   $       (642)             --
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................           9,553            (49)             --        112,544
   Value .................    $     79,472   $       (420)             --

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                   FIXED INCOME
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................         262,094       (316,401)          3,006        215,950
   Value .................    $  2,531,183   $ (3,055,316)   $     28,856
   CLASS B
   Shares ................          21,726        (53,304)          1,393        137,046
   Value .................    $    208,630   $   (513,943)   $     13,332
   CLASS C
   Shares ................         207,920       (162,027)          2,510        389,324
   Value .................    $  1,988,309   $ (1,553,416)   $     24,030
   CLASS I
   Shares ................              --             --             502         32,344
   Value .................              --             --    $      4,811
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................         203,279     (1,041,893)         34,352        267,251
   Value .................    $  2,000,675   $(10,166,223)   $    336,760
   CLASS B
   Shares ................         144,322        (54,334)          6,149        167,231
   Value .................    $  1,423,075   $   (530,945)   $     59,856
   CLASS C
   Shares ................         269,611        (53,909)          5,368        340,921
   Value .................    $  2,646,640   $   (526,838)   $     52,288
   CLASS I
   Shares ................          70,627        (43,721)          2,050         31,842
   Value .................    $    703,543   $   (424,199)   $     20,024

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 8 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                     HIGH YIELD
                              ----------------------------------------------------------
FOR THE SIX MONTHS ENDED:                                                       ENDING
DECEMBER 31, 2003                 SOLD         REDEEMED       REINVESTED        SHARES
                              ----------------------------------------------------------
   CLASS A
   Shares ................           4,515        (11,956)             --         14,504
   Value .................    $     22,946   $    (59,449)             --
   CLASS B
   Shares ................              --         (3,939)             --          7,074
   Value .................              --   $    (19,656)             --
   CLASS C
   Shares ................          13,855        (33,805)             --         25,564
   Value .................    $     71,990   $   (163,331)             --
   CLASS I
   Shares ................          49,747        (28,329)             --         49,747
   Value .................    $    265,000   $   (150,712)             --
FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
   CLASS A
   Shares ................           7,700        (58,534)          3,702         21,945
   Value .................    $     36,495   $   (305,206)   $     20,942
   CLASS B
   Shares ................          20,481        (61,272)          2,715         11,013
   Value .................    $    103,981   $   (311,260)   $     15,355
   CLASS C
   Shares ................          35,016        (15,771)          2,592         45,514
   Value .................    $    205,071   $    (82,717)   $     14,579
   CLASS I
   Shares ................              --       (957,030)         12,450         28,329
   Value .................              --   $ (6,555,799)   $     72,134

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 9 -- TRUSTEE INFORMATION

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    FUNDS IN       OTHER
                        POSITION(S)   TERM OF OFFICE                                                TRUST          DIRECTORSHIPS
NAME, ADDRESS &         HELD WITH     & LENGTH OF         PRINCIPAL OCCUPATION(S)                   OVERSEEN       HELD
DATE OF BIRTH           THE TRUST     TIME SERVED(1)      DURING PAST 5 YEARS                       BY TRUSTEE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. JEFFRY H. KING,     Interested    Since Nov., 1996    Chairman of the Board of Directors of     Ten            Director &
SR.                     Trustee,                          Quaker Securities, Inc., 1288 Valley                     Chairman,
                        Chairman of                       Forge Road, Suite 75, Valley Forge, PA                   Citco-Quaker
1288 Valley Forge       the Board of                      19482, an institutional broker/dealer                    Fund Services,
Road, Suite 75,         Trustees                          firm, since 2002. President & CEO of                     Inc., Director &
Valley Forge, PA 19482                                    Quaker Securities, Inc. from 1990 to                     Chairman,
                                                          2002. Chairman of the Board of                           Quaker Funds,
(12-06-42)                                                Directors of Quaker Funds, Inc., 1288                    Inc., Director
                                                          Valley Forge Road, Suite 71, Valley                      and Chairman,
                                                          Forge, PA 19482, currently Fund                          Quaker
                                                          Manager to the Quaker Family of                          Securities, Inc.
                                                          Funds, since 1996. Chairman of the
                                                          Board Citco-Quaker Fund Services, Inc.,
                                                          1288 Valley Forge Road, Suite 88,
                                                          Valley Forge, PA 19482, transfer agent
                                                          to the Trust, since May, 2001.
------------------------------------------------------------------------------------------------------------------------------------
MS. LAURIE KEYES        Interested    Since Nov., 1996    Chief Financial Officer of Quaker         Ten            None
                        Trustee,                          Funds, Inc., currently Fund Manager to
1288 Valley Forge       Secretary                         the Quaker Family of Funds, since 1996.
Road, Suite 75,
Valley Forge, PA 19482
(12-10-49)
------------------------------------------------------------------------------------------------------------------------------------
MR. EVERETT T. KEECH    Trustee,      Since Nov., 1996    Chairman-Executive Committee,             Ten            Director,
                        Vice                              Technology Development Corp.,                            Technology
One Tower Bridge,       Chairman of                       Norristown, PA, a technology                             Development
Suite 501,              the Board,                        development and manufacturing firm,                      Corp.; Director,
West Conshohocken,      President,                        since 1997; President, Quaker                            Advanced
PA 19428                Treasurer                         Investment Trust since January 2002;                     Training
                                                          Lecturer, University of Pennsylvania                     Systems
(02-23-40)                                                since 1988.                                              International,
                                                                                                                   Inc.; Director,
                                                                                                                   Phoenix Data
                                                                                                                   Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    TRUST
                                                                                                    PORTFOLIOS     OTHER
                        POSITION(S)   TERM OF OFFICE                                                OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS &         HELD WITH     & LENGTH OF         PRINCIPAL OCCUPATION(S)                   BY TRUSTEE     HELD BY TRUSTEE
DATE OF BIRTH           THE TRUST     TIME SERVED         DURING PAST 5 YEARS                       OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
MR. KEVIN J. MAILEY     Interested    Since Feb., 2002    Principal of Quaker Funds, Inc. since     Ten            Director,
                        Trustee                           May, 2000. Elected president of Quaker                   Quaker Funds,
1288 Valley Forge                                         Funds, Inc. in September, 2001.                          Inc., Director,
Road, Suite 71,                                           Director, Citco-Quaker Fund Services,                    Citco-Quaker
Valley Forge, PA 19482                                    Inc. Marketing Director of Meridian                      Fund Services,
                                                          Investments from October, 1997 to June,                  Inc.
(09-06-52)                                                1999. Principal and Marketing  Director
                                                          of the William Penn Funds from December,
                                                          1989 to June, 1997. Graduate of Notre
                                                          Dame University.
------------------------------------------------------------------------------------------------------------------------------------
MR. LOUIS P.            Independent   Since Nov., 1996    President, Ashley Development             Ten            None
PEKTOR, III Trustee                                       Company, 559 Main Street, Suite 300,
                                                          Bethlehem, PA 18018, a commercial
559 Main Street,                                          real estate development company, since
Suite 300,                                                1989. Previously, Executive Vice
Bethlehem, PA 18018                                       President, Wall Street Mergers &
                                                          Acquisitions, Allentown, PA. Graduate
(01-18-51)                                                of  Moravian College with BA and Lehigh
                                                          University with an MBA in Business
                                                          Management.
------------------------------------------------------------------------------------------------------------------------------------
MR. MARK S. SINGEL      Independent   Since Feb., 2002    Managing Director, Public Affairs         Ten            Director,
                        Trustee                           Management, 305 North Front Street,                      GoInternet
305 North Front Street,                                   Harrisburg, PA 17108, a political                        Corp.,
Harrisburg, PA 17108                                      consulting firm, since 1999. President                   Philadelphia,
                                                          and CEO of Singel Associates, 1995-                      PA, Trustee,
(09-12-53)                                                1999. Formerly Lieutenant Governor                       St. Francis
                                                          and Acting Governor of the                               University
                                                          Commonwealth of Pennsylvania; also
                                                          served as a State Senator for
                                                          Pennsylvania and Chairman of the
                                                          Pennsylvania Democratic Party.
------------------------------------------------------------------------------------------------------------------------------------

                                        ----------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                        ----------------------------------------
                                                               DECEMBER 31, 2003

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    TRUST
                                                                                                    PORTFOLIOS     OTHER
                        POSITION(S)   TERM OF OFFICE                                                OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS &         HELD WITH     & LENGTH OF         PRINCIPAL OCCUPATION(S)                   BY TRUSTEE     HELD BY TRUSTEE
DATE OF BIRTH           THE TRUST     TIME SERVED         DURING PAST 5 YEARS                       OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
AMBASSADOR              Independent   Since Feb., 2002    President of Eisenhower Fellowships       Ten            Governor of the
ADRIAN A. BASORA        Trustee                           ("EF"), Philadelphia, PA, since 1996.                    Philadelphia
(RET.)                                                    EF's mission  is to  enhance progress and                Stock Exchange
                                                          mutual understanding through linkages
256 South 16th Street,                                    among leaders in key fields throughout
Philadelphia, PA                                          the world. Previously served as U.S.
19102, since 1996                                         Ambassador to the Czech Republic from
                                                          1992 through 1995. Served as National
(07-18-38)                                                Security Council Director for European
                                                          Affairs at the White House from 1989 to
                                                          1991. Ambassador Basora's affiliations
                                                          include the Council on Foreign
                                                          Relations, the Foreign Policy Research
                                                          Institute and the Foundation for a Civil
                                                          Society. Ambassador Basora holds an
                                                          MPA degree from Princeton University
                                                          and undergraduate degrees from the
                                                          Institut d'Etudes Politiques in Paris and
                                                          from Fordham University.
------------------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL MARA     Independent   Since Feb., 2002    Managing Director, Millennium Bank,       Ten            Director,
                        Trustee                           Malvern, PA, since 2000. Previously                      Penn Street
30 Valley Stream                                          principal, Vanguard Fiduciary Trust                      Funds, Inc.
Parkway, Malvern,                                         Company, The Vanguard Group, Valley
PA 19355                                                  Forge, PA, from 1997 to 1999. District
                                                          Manager and Senior Vice President,
(05-05-55)                                                Merrill Lynch Trust Company, 1995 to
                                                          1997. Served in various increasingly
                                                          responsible roles within Merrill Lynch
                                                          from 1986 to 1997. Mr. Mara also
                                                          served in the U.S. Army Intelligence
                                                          and Security Command in Augsburg,
                                                          Germany from 1976-1980. Mr. Mara
                                                          holds an MBA in management from The
                                                          American University, Washington, DC
                                                          and a BA in business communications
                                                          from Emerson College, Boston, MA.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
----------------------------------------
DECEMBER 31, 2003

NOTE 9 -- TRUSTEE INFORMATION -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    TRUST
                                                                                                    PORTFOLIOS     OTHER
                        POSITION(S)   TERM OF OFFICE                                                OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS &         HELD WITH     & LENGTH OF         PRINCIPAL OCCUPATION(S)                   BY TRUSTEE     HELD BY TRUSTEE
DATE OF BIRTH           THE TRUST     TIME SERVED         DURING PAST 5 YEARS                       OR NOMINEE     OR NOMINEE
------------------------------------------------------------------------------------------------------------------------------------
MR. JAMES R. BRINTON    Independent   Each Trustee        Principal and Senior Insurance Broker     Ten            None
                        Trustee       serves for an       for Robert J. McAllister Agency, Inc.,
123 West Lancaster                    indefinite period   123 West Lancaster Avenue, Wayne,
Avenue, Wayne,                        of time.            PA 19087, a commercial insurance
PA 19087                              Mr. Brinton is      brokerage firm, since 1979. Mr.
                                      standing for        Brinton holds a BA in business from
(07-03-54)                            election for the    Marietta  College and licenses as a
                                      first  time.        property and  casualty  broker and life,
                                                          accident and health agent.
------------------------------------------------------------------------------------------------------------------------------------
MR. WARREN WEST         Independent   Indefinite          President and owner of Greentree          Eleven         None
                        Trustee                           Brokerage Services, Inc., 1700 Market
1700 Market Street,                   Since Nov., 2003    St., Suite 1420, Philadelphia, PA
Suite 1420                                                19103, a broker dealer firm since
Philadelphia, PA                                          1998. Mr. West has over 27 years of
19103                                                     experience in the financial services
                                                          industry, having served as President of
(09-18-56)                                                Strategic Investors, Inc., Vice President
                                                          of Spear Leeds and Kellogg, Drexel
                                                          Burnham Lambert, and A.G. Becker.
                                                          From 1982 to the present Mr. West
                                                          has been active on numerous commit-
                                                          tees of the PHLX including: market-
                                                          ing, options, foreign currency, rules,
                                                          seats, and quality of markets. Mr.
                                                          West is a member of the NASD
                                                          Regulation, Inc. Board of Arbitrators,
                                                          Board member of the IVC, Philadel-
                                                          phia and a former member of The
                                                          American Stock Exchange, The New
                                                          York Options Exchange, The New
                                                          York Mercantile Exchange, The
                                                          New York Cotton Exchange, The
                                                          Coffee, Cocoa, Sugar Exchange, and
                                                          The Philadelphia Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------

                                     [LOGO]
                                   the
                                  Quaker Funds
                              www.quakerfunds.com
                                  800-220-8888

The Quaker Funds are distributed by Citco-Quaker Fund Distributors, Inc.
                                                                     QSAR 122003

ITEM 2.  CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for Semi-Annual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)  Exhibit   99.CERT   Certifications   pursuant   to   Section   302  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

(b)  Exhibit   99.906CERT   Certifications   pursuant  to  Section  906  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Quaker Investment Trust

By (Signature and Title) /s/ Kevin J. Mailey
                         --------------------------
                         Kevin J. Mailey
                         President
Date                     March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Mailey
                         --------------------------
                         Kevin J. Mailey
                         President
Date                     March 9, 2004

By (Signature and Title) /s/ Jeffry H. King, Sr.
                         --------------------------
                         Jeffry H. King, Sr.
                         Treasurer
Date                     March 9, 2004

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